UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-7257

                       SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                             1 Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31,2003

                      DATE OF REPORTING PERIOD: MAY 31,2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


[GRAPHIC OMITTED]

SEI INVESTMENTS




                                                Annual Report as of May 31, 2003



                                             SEI Institutional Investments Trust

                                                                  Large Cap Fund

                                                            Large Cap Value Fund

                                                           Large Cap Growth Fund

                                                            Large Cap Index Fund

                                                                  Small Cap Fund

                                                          Core Fixed Income Fund

                                                       International Equity Fund

TABLE OF CONTENTS

------------------------------------------------------------

Management's Discussion and Analysis of Fund Performance   1
------------------------------------------------------------
Report of Independent Auditors                             8
------------------------------------------------------------
Statements of Net Assets/Schedule of Investments           9
------------------------------------------------------------
Statement of Assets and Liabilities                       80
------------------------------------------------------------
Statements of Operations                                  81
------------------------------------------------------------
Statements of Changes in Net Assets                       82
------------------------------------------------------------
Financial Highlights                                      84
------------------------------------------------------------
Notes to Financial Statements                             85
------------------------------------------------------------
Trustees and Officers of the Trust                        94
------------------------------------------------------------
Notice to Shareholders                                    97
------------------------------------------------------------

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MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2003



LARGE CAP FUND

OBJECTIVE

The Large Cap Fund seeks to provide long-term growth of capital and income.

STRATEGY

The Large Cap Fund employs a multi-manager structure to gain exposure to the entire large cap sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by nine investment managers. Assets of the Fund are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management. Each of the sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.

ANALYSIS

The U.S. equity market stabilized during the fiscal year ended May 31, 2003 following the burst of the tech bubble, 9/11, and corporate malfeasance. The economy continued to slowly rebound, although corporate spending remained depressed. Media and Technology were the worst performing industries as rebounds in advertising and capital spending failed to materialize. The Iraqi War was resolved in a relatively short period of time and the market responded positively during the first half of 2003, although unable to overcome poor returns experienced in 2002.

The Large Cap Fund, Class A returned -8.98% for the year. The Fund was not positioned for investors' aversion to risk in the wake of WorldCom and Enron. An overweight to Commercial Services stocks and an underweight to Pharmaceuticals negatively impacted returns. Stock selection detracted from relative performance within the Insurance, Software and Services, and Capital Goods areas. The Fund held overweight positions in AON, Lincoln National, EDS, General Dynamics, and Northrop. Also hurting returns was an overweight to Kohl's, as investors questioned the continued resiliency of the consumer. The Fund benefited from strong stock selection in Media where overweights to EchoStar Communications (satellite broadcasting) and COX Communications (cable) enhanced returns. During the year, Alliance Capital Management was replaced by Goldman Sachs Asset Management as a sub-adviser within the Large Cap Fund.

LARGE CAP FUND

AVERAGE ANNUAL TOTAL RETURN(1)

----------------------------------------------------------------
                           Annualized   Annualized   Annualized
                   One Year    3 Year       5 Year    Inception
                     Return    Return       Return      to Date
----------------------------------------------------------------
Large Cap Fund,
Class A             (8.98)%  (11.65)%      (2.12)%        6.36%
----------------------------------------------------------------
Large Cap Fund,
Class T               N/A       N/A          N/A          9.28%*
----------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Fund, Class A, versus the Russell 1000 Index

                     Large Cap Fund,         Russell 1000
                         Class A                Index
                    ------------------     ----------------
6/30/96                  $100,000             $100,000
5/31/97                   128,117              126,975
5/31/98                   170,856              165,969
5/31/99                   204,003              199,677
5/31/00                   222,567              223,559
5/31/01                   196,883              199,481
5/31/02                   168,610              172,870
5/31/03                   153,469              159,542

1 For the period ended May 31, 2003. Past performance is no indication of future performance. The performance of Class T shares may be lower than the performance of Class A shares because of different distribution fees paid by Class T shareholders. Class A shares were offered beginning 6/14/96 and Class T shares were offered beginning 12/13/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

*  Not Annualized.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003             1

--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2003

LARGE CAP VALUE FUND

OBJECTIVE

The Large Cap Value Fund seeks to provide long-term growth of capital and income.

STRATEGY

The Fund employs a multi-manager structure to gain exposure to the large cap value sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by four investment managers. Assets of the Fund are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management. Each of the sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.

ANALYSIS

Large cap value stocks posted negative returns as investors grappled with continued uncertainty over the prospects of an economic recovery during the fiscal year ended May 31, 2003. The Iraqi War was resolved in a relatively short period of time and the market responded positively during the first half of 2003, although unable to overcome poor returns experienced in 2002. Virtually all industries experienced negative returns, with Utilities, Insurance, and Telecom Services down 16%, 15%, and 9%, respectively. Diversified Financials posted modest positive returns on the back of stronger markets during 2003.

The Large Cap Value Fund, Class A returned -9.53% for the year. Stock selection detracted from relative performance within the Insurance, Software and Services, and Capital Goods areas. The Fund held overweight positions in AON, Lincoln National, EDS, General Dynamics, and Northrop Grumman. These were partially offset by positive contributions from overweight positions in Sallie Mae and Boston Scientific.

The Fund's sub-advisers were overweight to Diversified Financials while underweight to Utilities, with both positions positively contributing to relative returns. However, the sub-advisors were overweight to Health Care Equipment and Insurance where business prospects failed to improve over the time period.

LARGE CAP VALUE FUND

AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------
                                    Annualized    Annualized
                        One Year        3 Year     Inception
                          Return        Return       to Date
--------------------------------------------------------------
Large Cap Value Fund,
Class A                  (9.53)%        (1.70)%      (0.37)%
--------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Value Fund, Class A, versus the Russell 1000 Value Index, the S&P 500/BARRA Value Index, and the S&P 500 Composite Index

                             Large Cap Value           Russell 1000          S&P 500 Composite     S&P 500/BARRA
                              Fund, Class A             Value Index               Index             Value Index
                          ---------------------    -------------------       ----------------    -------------------
1/31/00                         $100,000                $100,000                $100,000              $100,000
5/31/00                          103,997                 103,737                 102,322               103,153
5/31/01                          114,438                 111,704                  91,527               110,508
5/31/02                          109,197                 105,504                  78,850                93,479
5/31/03                           98,790                  97,211                  72,495                85,355

1 For the period ended May 31, 2003. Past performance is no indication of future performance. Fund shares were offered beginning 1/31/00. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------
2             SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND

OBJECTIVE

The Large Cap Growth Fund seeks to provide capital appreciation.

STRATEGY

The Large Cap Growth Fund employs a multi-manager structure to gain exposure to the large cap growth sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by five investment managers. Assets of the Portfolio are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management. Each of the sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.

ANALYSIS

The U.S. equity market stabilized during the fiscal year ended May 31, 2003 following the burst of the tech bubble, 9/11, and corporate malfeasance. The economy continued to slowly rebound, although corporate spending remained depressed. The Iraqi war was resolved in a relatively short period of time and the market responded positively during the first half of 2003, although unable to overcome poor returns experienced in 2002. Media and Technology were the worst performing industries as rebounds in advertising and capital spending failed to materialize. The Household Products industry was the best performing as investors sought after companies with clean, visible financials statements with predictable earnings streams.

The Large Cap Growth Fund, Class A returned -9.20% for the year. The Fund was not positioned for investors' aversion to risk in the wake of WorldCom and Enron. An overweight to Media stocks and an underweight to Pharmaceuticals and Household products negatively impacted return. Also hurting returns was an overweight to Kohl's, which underperformed as investors questioned the continued resiliency of the consumer. The Fund benefited from strong stock selection in Media where overweights to EchoStar Communications (satellite broadcasting) and COX Communications (cable) enhanced returns. Alliance Capital Management was replaced by Goldman Sachs Asset Management as a sub-adviser within the Large Cap Growth Fund during the period.

LARGE CAP GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN(1)

-------------------------------------------------------------
                                   Annualized     Annualized
                     One Year          3 Year      Inception
                       Return          Return        to Date
-------------------------------------------------------------
Large Cap Growth Fund,
Class A                (9.20)%       (21.65)%       (20.20)%
-------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Growth Fund, Class A, versus the Russell 1000 Growth Index and the S&P 500/BARRA Growth Index

                           Large Cap Growth          Russell 1000            S&P 500/BARRA
                             Fund, Class A           Growth Index             Growth Index
                         ---------------------    --------------------     ------------------
2/29/00                        $100,000               $100,000                $100,000
5/31/00                          97,807                 96,915                  99,605
5/31/01                          68,387                 68,122                  73,738
5/31/02                          51,817                 53,905                  64,454
5/31/03                          47,049                 49,673                  59,575

1 For the period ended May 31, 2003. Past performance is no indication of future performance. Fund shares were offered beginning 2/28/00. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003             3

--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2003

LARGE CAP INDEX FUND

OBJECTIVE

The Large Cap Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Russell 1000 Index (the "Index").

STRATEGY

The Large Cap Index Fund attempts to match the performance of the widely followed Index by replicating its composition in full. Deviation of performance between the Fund and the Index, measured as tracking error, is typically attributable to trading costs and cash reserves held for liquidity needs. The presence of cash in the Fund may result in underperformance relative to the Index in rising markets and out-performance in declining markets. To mitigate these effects, the Fund may use stock index futures to hedge its cash position. Futures contracts enable the Fund to maintain exposure to the market with reduced trading expenses, since the cost of the futures contract is relatively nominal. The value of stock index futures held by the Fund may not exceed 20% of the Fund's assets.

ANALYSIS

The fiscal year ended May 31, 2003 saw a stabilization of equity markets after dealing with the bursting of the tech bubble, 9/11, and corporate malfeasance. The economy continued to slowly rebound, although corporate spending remained depressed.

Media and Technology stocks were the worst performing industries as rebounds in advertising and capital spending failed to materialize. The Iraqi war was resolved in a relatively short period of time and the market responded positively during 2003, although unable to overcome poor returns experienced in 2002.

In reaction to the market movement described above, the Large Cap Index Fund, Class A returned -7.79% for the period compared to the Russell 1000 Index return of -7.71%.

LARGE CAP INDEX FUND

AVERAGE ANNUAL TOTAL RETURN(1)

-------------------------------------------------------------
                                                   Annualized
                                    One Year       Inception
                                      Return         to Date
-------------------------------------------------------------
Large Cap Index Fund,
Class A                               (7.79)%       (12.05)%
-------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Index Fund, Class A, versus the Russell 1000 Index

                            Large Cap Index         Russell 1000
                             Fund, Class A          Growth Index
                         ---------------------    ----------------
4/30/02                         $100,000              $100,000
5/31/02                           99,050                99,120
5/31/03                           91,334                91,478

1 For the period ended May 31, 2003. Past performance is no indication of future performance. Fund shares were offered beginning 4/01/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------
4             SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

SMALL CAP FUND

OBJECTIVE

The Small Cap Fund seeks to provide capital appreciation.

STRATEGY

The Small Cap Fund's investment philosophy is to add value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Small Cap Fund is sub-advised by twelve investment managers who are responsible for the stock selection of the Fund.

Each sub-adviser employs a unique investment process that allows the Fund to benefit from a variety of sub-styles in the small cap area of the market. The various sub-styles are: real estate specialty, deep value, contrarian value, core value, intrinsic value, relative value, GARP, conservative growth, disciplined growth, earnings momentum, and earnings growth.

ANALYSIS

The fiscal year ended May 31, 2003 finished on a sound and upbeat note. Despite the Russell 2000 Index dropping by roughly 8% for the period, equity markets showed signs of life in the past three months as the index rallied more than 22%. Regional banks and real estate were the best performing areas of the market, spurred higher by interest rate levels not seen since World War II. This favorable environment led to a mortgage-refinancing boom that continues to push rates lower even today. As noted above, a tremendous rally took place during the last three months of the year, fueled by strength in biotechnology, technology, pharmaceutical and low price stocks.

The Small Cap Fund, Class A returned -6.83% for the year versus the Russell 2000 Index return of -8.18%. Strong performance was driven by solid stock selection in consumer durables, software, and biotechnology. Managers in the Fund captured the upside from innovative drug therapies, showing positive results in clinical trials as well as capitalizing on consumer trends taking place in niche retail markets. A few examples of the strong performing stocks include; Red Hat (+55%), Quicksilver (+47%), and Coach (+88%). The Fund remains style neutral compared to the Russell 2000 Index, showcasing the stock picking ability of the twelve specialist sub-advisers.

The Fund did experience a change in sub-advisers as Lee Munder Capital Group replaced Wall Street Advisors in December. The change came as a structural improvement to the Fund with Lee Munder bringing further diversification to the overall strategy.

SMALL CAP FUND

AVERAGE ANNUAL TOTAL RETURN(1)
---------------------------------------------------------------
                            Annualized  Annualized  Annualized
                   One Year     3 Year      5 Year   Inception
                     Return     Return      Return     to Date
---------------------------------------------------------------
Small Cap Fund,
Class A             (6.83)%    (0.68)%       2.24%       6.45%
---------------------------------------------------------------
Small Cap Fund,
Class T               N/A        N/A          N/A      10.69%*
---------------------------------------------------------------


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Fund, Class A, versus the Russell 2000 Index

                               Small Cap              Russell 2000
                             Fund, Class A               Index
                        ----------------------      --------------------
6/30/96                        $100,000                $100,000
5/31/97                         111,993                 111,558
5/31/98                         141,873                 135,253
5/31/99                         133,630                 131,615
5/31/00                         161,773                 144,658
5/31/01                         175,345                 152,889
5/31/02                         170,103                 152,125
5/31/03                         158,485                 139,681

1 For the period ended May 31, 2003. Past performance is no indication of future performance. The performance of Class T shares may be lower than the performance of Class A shares because of different distribution fees paid by Class T shareholders. Class A shares were offered beginning 6/14/96 and Class T shares were offered beginning 11/26/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

*   Not Annualized.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003             5

--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2003

CORE FIXED INCOME FUND

OBJECTIVE

The Core Fixed Income Fund seeks to provide current income and preservation of capital.

STRATEGY

The Core Fixed Income Fund's investment strategy focuses on sector rotation, both among and within sectors, and issue selection. Risk is principally controlled by limiting the Fund's interest rate exposure relative to the Lehman Aggregate Bond Index. The Fund's sub-advisers focus on four key areas in determining portfolio structure: duration weighting, term structure, sector allocation, and issue selection. While the duration and term structure decisions underlie the implementation process, the sub-advisers primarily concentrate on sector and issue selection to add value. In addition, the sub-advisers may use futures and options primarily for hedging purposes in order to implement portfolio strategies more efficiently.

ANALYSIS

The fiscal year ended May 31, 2003 was a tale of two separate and distinct periods, classified by flagging market confidence early in the first period and burgeoning credit markets towards the end. After a dramatic rebound in the first quarter of 2002, the economy began to show signs of weakness, suggesting the potential for a double-dip recession. Adding to the market instability over the period were revelations of illegal corporate accounting practices at several U.S. corporations, most notably Worldcom, Qwest, and Tyco. The subsequent lack of faith in financial statements left investors wary of accepting any risk and helped to stall any hopes of a quick economic recovery. In addition, the political and economic uncertainty prompted the Federal Reserve lower rates during the summer and provide an additional 50 basis points of stimulus into year-end. Even with the already low level of rates, investor risk aversion fueled a flight to quality with Treasury securities as the obvious beneficiaries. By the end of the period, the 2-year and 10-year Treasury yields had rallied 187 and 167 basis points (bps), respectively, while the curve had steepened 64 bps to a historically wide 305 bps. Joining the overall decline in nominal yields, real yields dropped considerably over the period, making Treasury Inflation Protection Security ("TIPS") a top performer for the fiscal year.

Despite the potential risks associated with the war on terrorism, impending military action in Iraq, and saber rattling from North Korea, investor sentiment reversed course late in 2002 and stability returned to the markets. The overall turnaround, coupled with a quick end to the war with Iraq, instilled further confidence in the markets, inducing a significant rally and allowing corporate issuers to recover their fiscal first-half losses. The credit sector, as a whole, finished the period up 146 basis points on an excess return basis, despite the performance of utility issuers, who were not able to recoup their third-quarter losses and finished the period down 610 bps. Meanwhile, higher quality sectors benefited from the general flight to quality theme and managed to perform well throughout the period. In particular, Collateralized Mortgage-Backed Securities ("CMBS") and Agencies added 162 bps and 114 bps respectively. Mortgages, however, did not fare as well, as the consistent downward trend in rates bolstered a yearlong prepayment wave, thus limiting the sector's excess return to 70 bps. Furthermore, the Asset-Backed Securities ("ABS") sector lagged Treasuries by 6 bps during the period, as financial woes at several manufactured housing issuers helped offset the strong performance of the remaining sub-components of the sector.

For the fiscal year ended May 31, 2003, the Core Fixed Income Fund, Class A returned 11.10%, under-performing the Lehman Brothers Aggregate Bond Index return of 11.58%. The Fund benefited from its allocation to TIPS, tactically efficient duration positioning, and overweights to both the credit and CMBS sectors. Limiting returns were its barbelled curve positioning and security selection in corporates, particularly with respect to utility names.

CORE FIXED INCOME FUND

AVERAGE ANNUAL TOTAL RETURN(1)
-----------------------------------------------------------------------
                                 Annualized     Annualized   Annualized
                        One Year     3 Year         5 Year    Inception
                          Return     Return         Return      to Date
-----------------------------------------------------------------------
Core Fixed Income Fund,
Class A                    11.10%     10.44%          7.45%       8.20%
-----------------------------------------------------------------------


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Comparison of Change in the Value of a $100,000 Investment in the Core Fixed Income Fund, Class A, versus the Lehman Aggregate Bond Index

                            Core Fixed Income     Lehman Aggregate
   SIIT                      Fund, Class A            Bond Index
   ----                  ----------------------   ----------------
6/30/96                         $100,000              $100,000
5/31/97                          106,847               106,886
5/31/98                          119,242               118,557
5/31/99                          124,190               123,703
5/31/00                          126,761               126,313
5/31/01                          144,406               142,873
5/31/02                          153,691               154,460
5/31/03                          170,751               172,346

1 For the period ended May 31, 2003. Past performance is no indication of future performance. Fund shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------
6             SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND

OBJECTIVE

The International Equity Fund seeks to provide long-term capital appreciation through investments in equity securities of non-U.S. issuers.

STRATEGY

The International Equity Fund is diversified across twenty-seven markets and includes commitments to large-cap and small-cap shares. Exposure is also maintained in growth and value styles of active management. The Fund employs multiple sub-advisers, each providing a unique regional or style management specialty. Allocations to the sub-advisers are carefully managed to ensure proper geographic and market exposure. Emphasis is placed on active security selection as the principal source of added value as opposed to active country allocation. The Fund does not hedge foreign currency exposure.

ANALYSIS

International equity markets posted negative absolute returns for the fiscal year ended May 31, 2003. There was significant dispersion in returns among sectors with Telecom Services as the only positive double-digit performer. Sectors such as Materials, Financials, Information Technology, Consumer Discretionary and Industrials all experienced double-digit losses. There was also a wide level of dispersion among markets on a country level. Japan was hit the hardest during the period as its stagnant economy, failing banking system, and deflationary pressures clobbered the market for yet another year.

The International Equity Fund, Class A reported a return of -14.43% versus -12.30% for the MSCI EAFE index for the fiscal year ended May 31, 2003. The International Equity Fund enhanced relative returns by maintaining an overweight to the Telecom Services sector and holding an underweight to the Financials sector during the period. Overall, the International Equity Fund sub-advisers' weightings to individual sectors were positive contributors to performance relative to the MSCI EAFE Index. Stock selection, however, detracted from relative returns. More specifically, stock selection within the Industrial and Financial sectors weighed on performance. Deeper value names within these sectors were the strongest performers, though the neutral style bias of the Fund caused performance to lag versus the MSCI EAFE Index.


INTERNATIONAL EQUITY FUND

AVERAGE ANNUAL TOTAL RETURN(1)

-----------------------------------------------------------------------------
                                        Annualized    Annualized   Annualized
                            One Year      3 Year        5 Year      Inception
                             Return       Return        Return       to Date
-----------------------------------------------------------------------------
International Equity Fund,
Class A                     (14.43)%     (14.26)%       (3.71)%      (0.24)%
-----------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Comparison of Change in the Value of a $100,000 Investment in the International Equity Fund, Class A, versus the Morgan Stanley MSCI EAFE Index

                             International Equity     Morgan Stanley MSCI
   SIIT                         Fund, Class A             EAFE Index
   ----                         -------------             ----------
6/30/96                           $100,000                $100,000
5/31/97                            106,802                 106,950
5/31/98                            117,909                 118,833
5/31/99                            126,080                 124,014
5/31/00                            154,852                 145,270
5/31/01                            126,653                 120,240
5/31/02                            114,077                 108,697
5/31/03                             97,615                  95,327

1 For the period ended May 31, 2003. Past performance is no indication of future performance. Fund shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003             7

--------------------------------------------------------------------------------

SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2003

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF SEI INSTITUTIONAL INVESTMENTS
TRUST:

In our opinion, the accompanying statements of net assets of Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Large Cap Index Fund, Small Cap Fund and International Equity Fund, and statement of assets and liabilities, including the schedule of investments, of Core Fixed Income Fund (seven portfolios constituting SEI Institutional Investments Trust, hereafter referred to as the "Trust") and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Trust at May 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, PA

July 22, 2003

--------------------------------------------------------------------------------
8             SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

LARGE CAP FUND
May 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

COMMON STOCK -- 98.3%

AEROSPACE & DEFENSE -- 1.6%
   Boeing                                  138,145     $     4,237
   General Dynamics (B)                     57,112           3,816
   General Motors-Hughes Electronics*      271,905           3,317
   Goodrich                                144,132           2,633
   Honeywell International                 145,666           3,817
   Lockheed Martin                         141,586           6,572
   Northrop Grumman                        110,634           9,730
   Raytheon                                 77,711           2,490
   Rockwell Collins                        107,001           2,459
   Textron                                  23,164             807
   Titan*                                    1,573              14
   United Technologies                     138,486           9,452
                                                       -----------
                                                            49,344
                                                       -----------
AIR TRANSPORTATION -- 0.2%
   AMR (B)*                                 30,560             194
   Continental Airlines, Cl B (B)*          12,932             142
   Delta Air Lines (B)                      24,122             322
   FedEx                                    58,392           3,736
   JetBlue Airways (B)*                      1,307              44
   Northwest Airlines (B)*                  11,064              99
   Skywest                                   4,146              57
   Southwest Airlines                       75,150           1,208
                                                       -----------
                                                             5,802
                                                       -----------
APPAREL/TEXTILES -- 0.5%
   Cintas                                  238,700           8,837
   Columbia Sportswear*                        264              13
   Jones Apparel Group*                     21,603             634
   Liz Claiborne                            55,886           1,894
   Polo Ralph Lauren*                        6,155             163
   VF                                       56,940           2,168
                                                       -----------
                                                            13,709
                                                       -----------
AUTOMOTIVE -- 0.9%
   Advance Auto Parts*                      56,630           3,368
   American Axle &
     Manufacturing Holdings*                 5,335             133
   ArvinMeritor                             12,300             219
   Autoliv                                 126,180           3,245
   BorgWarner                                5,215             303
   Dana                                    132,548           1,181
   Delphi                                  198,368           1,750
   Ford Motor (B)                          354,777           3,725
   General Motors                          173,268           6,122
   Harsco                                    7,788             275
   ITT Industries                           16,211           1,016
   Lear*                                    12,571             500
   Magna International, Cl A                57,400           3,851
   O'Reilly Automotive*                      1,263              39

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Paccar (B)                               21,255     $     1,409
   Visteon                                  41,266             254
                                                       -----------
                                                            27,390
                                                       -----------
BANKS -- 9.0%
   AmSouth Bancorp                          70,810           1,580
   Associated Banc                          14,774             553
   Astoria Financial                       125,830           3,328
   Bancorpsouth                             15,958             352
   Bank of America                         556,833          41,317
   Bank of Hawaii                           12,323             430
   Bank of New York                         92,767           2,685
   Bank One                                229,695           8,581
   Banknorth Group                          31,074             796
   BB&T                                     93,625           3,201
   BOK Financial*                            2,862             104
   Capitol Federal Financial                 4,356             131
   Charter One Financial                    44,993           1,370
   Citizens Banking                          8,721             231
   City National                             7,825             352
   Colonial BancGroup                       23,639             319
   Comerica                                 70,546           3,264
   Commerce Bancshares                      12,031             487
   Compass Bancshares                       25,000             921
   Cullen/Frost Bankers                     10,015             341
   Downey Financial                          4,157             182
   First Midwest Bancorp                     9,413             274
   First Tennessee National                 24,803           1,160
   First Virginia Banks                     13,945             600
   FirstMerit                               16,671             382
   FleetBoston Financial                   459,636          13,591
   FNB                                       8,922             269
   Fulton Financial                         20,871             430
   Golden West Financial                    92,182           7,171
   Greater Bay Bancorp (B)                   7,614             153
   Greenpoint Financial                     88,324           4,477
   Hibernia, Cl A                           31,388             606
   Hudson City Bancorp                      14,613             371
   Hudson United Bancorp                     6,283             222
   Huntington Bancshares                    45,459             932
   Independence Community Bank              10,178             288
   IndyMac Bancorp                          11,058             284
   JP Morgan Chase                         824,763          27,102
   Keycorp                                 127,032           3,354
   M&T Bank                                 19,753           1,759
   Marshall & Ilsley                        43,459           1,304
   Mellon Financial                        156,782           4,260
   Mercantile Bankshares                    13,578             550
   National City                           276,150           9,339
   National Commerce Financial              40,133             914
   New York Community Bancorp               18,655             517
   North Fork Bancorporation
     (NY Shares)                            23,999             794
   Northern Trust                          369,318          14,093

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003             9

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

LARGE CAP FUND (Continued)
MAY 31, 2003
--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Old National Bancorp                     12,637     $       299
   Park National                             2,347             262
   Peoples Bank Bridgeport                   4,839             136
   PNC Financial Services Group             55,263           2,722
   Popular                                  26,604           1,051
   Provident Financial Group (B)             4,264             109
   Regions Financial                        77,909           2,730
   Roslyn Bancorp                           13,421             259
   Silicon Valley Bancshares*                6,973             176
   Sky Financial Group                      14,699             313
   SouthTrust                               67,667           1,944
   Sovereign Bancorp (B)                    50,861             830
   State Street                            447,521          17,145
   SunTrust Banks                           48,595           2,882
   TCF Financial                             6,031             239
   Trustmark                                 8,456             222
   Union Planters                           39,569           1,273
   UnionBanCal                              87,450           3,695
   US Bancorp                              566,385          13,423
   Valley National Bancorp                  19,201             518
   Wachovia                                355,289          14,276
   Washington Federal                       13,679             321
   Washington Mutual                       488,845          19,935
   Webster Financial                         9,006             341
   Wells Fargo                             385,400          18,615
   Westamerica Bancorporation                4,984             221
   Whitney Holding                           7,731             263
   Wilmington Trust                         12,646             367
   Zions Bancorporation                     17,976             917
                                                       -----------
                                                           271,205
                                                       -----------
BEAUTY PRODUCTS -- 3.2%
   Alberto-Culver, Cl B                      6,473             331
   Avon Products                            67,212           4,096
   Colgate-Palmolive                       404,834          24,136
   Dial                                      8,922             178
   Estee Lauder, Cl A                        5,570             186
   Gillette                              1,013,077          34,050
   International Flavors & Fragrances        7,806             245
   Procter & Gamble                        360,667          33,116
                                                       -----------
                                                            96,338
                                                       -----------
BIOTECHNOLOGY -- 0.6%
   Biogen*                                  89,700           3,807
   Genentech (B)*                          156,208           9,780
   Genzyme-General Division*                94,062           4,467
   Human Genome Sciences*                   12,219             179
   ICOS (B)*                                10,157             322
   Invitrogen*                               5,518             215
   Ribapharm*                                2,050              11
                                                       -----------
                                                            18,781
                                                       -----------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

BROADCASTING, NEWSPAPERS & ADVERTISING -- 5.5%
   American Greetings, Cl A (B)*            13,009     $       231
   AOL Time Warner (B)*                    687,004          10,456
   Avaya*                                   65,177             431
   Belo, Cl A                               17,241             403
   Cablevision Systems, Cl A (B)*           26,415             511
   Charter Communications, Cl A (B)*        27,000              81
   CIENA*                                   42,039             242
   Clear Channel Communications*           615,017          25,031
   Comcast Special, Cl A*                   30,000             865
   Comcast, Cl A*                          400,559          12,061
   Comverse Technology*                     18,497             281
   COX Communications, Cl A (B)*           594,461          18,416
   COX Radio, Cl A*                          2,460              56
   Cumulus Media, Cl A*                      3,303              60
   Dow Jones                                 3,374             154
   E.W. Scripps, Cl A                          615              54
   Emmis Communications, Cl A*               6,705             142
   Entercom Communications*                    778              38
   Entravision Communications, Cl A*         8,629              87
   Fox Entertainment Group, Cl A*           14,823             417
   Gannett                                 236,019          18,645
   Gemstar-TV Guide International*          23,533             109
   Getty Images*                             1,160              47
   Hearst-Argyle Television*                 3,380              84
   Hispanic Broadcasting*                    4,069             102
   Knight-Ridder                            16,204           1,141
   Lamar Advertising*                       36,096           1,273
   Lee Enterprises                           8,695             327
   Liberty Media*                        2,675,439          31,303
   Lin TV, Cl A*                             1,576              37
   McClatchy, Cl A                           3,566             214
   McGraw-Hill                              42,740           2,702
   McLeodUSA, Cl A (B)*                     92,300              --
   Media General, Cl A                       2,512             148
   Meredith                                  6,973             307
   New York Times, Cl A                     47,614           2,281
   News ADR                                146,600           3,740
   Polycom*                                  5,394              69
   Radio One, Cl D*                          6,979             116
   Reader's Digest Association              14,173             184
   RR Donnelley & Sons                      98,300           2,452
   Scholastic*                               2,979              93
   Tellabs*                                232,318           1,845
   Tribune                                  37,953           1,893
   UnitedGlobalCom, Cl A*                   13,839              64
   Univision Communications, Cl A*         183,870           5,488
   USA Interactive (B)*                      8,252             317
   Valassis Communications*                 52,019           1,394
   Viacom, Cl B (B)*                       406,778          18,516
   Washington Post, Cl B                       748             542
                                                       -----------
                                                           165,450
                                                       -----------

--------------------------------------------------------------------------------
10            SEI Institutional Investments Trust / Annual Report / May 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------
BUILDING & CONSTRUCTION -- 0.9%
   American Standard*                        1,800     $       133
   Centex (B)                               40,585           3,151
   Clayton Homes                            17,798             222
   DR Horton                                18,439             485
   KB Home                                   7,915             495
   Lafarge North America                    41,356           1,302
   Lennar, Cl A                             10,751             721
   Martin Marietta Materials                 9,524             326
   Masco                                   577,331          14,202
   Pulte Homes                              67,530           4,429
   Ryland Group                              5,102             332
   Toll Brothers*                            8,954             260
   Vulcan Materials                         17,589             644
   York International                        7,803             202
                                                       -----------
                                                            26,904
                                                       -----------
CHEMICALS -- 1.4%
   Albemarle                                 5,461             146
   Ashland                                  83,833           2,721
   Cabot                                    10,550             310
   Church & Dwight                           2,917              93
   Dow Chemical                            391,091          12,437
   E.I. Du Pont de Nemours                 293,095          12,351
   Eastman Chemical                         97,102           3,174
   Engelhard                                25,302             636
   FMC*                                     26,600             553
   Hercules*                                16,234             162
   IMC Global                               21,297             186
   Lubrizol                                105,873           3,377
   Lyondell Chemical (B)                    85,397           1,230
   Millennium Chemicals                     45,300             541
   Monsanto                                 50,958           1,022
   OM Group (B)                              5,500              80
   PPG Industries                           32,993           1,604
   Rohm & Haas                              30,468             988
   Scotts, Cl A*                             2,860             142
   Sigma-Aldrich                            11,632             608
                                                       -----------
                                                            42,361
                                                       -----------
COMMERCIAL SERVICES -- 1.0%
   Brink's                                 110,831           1,754
   Cendant (B)*                            512,375           8,608
   Expedia (B)*                            200,000          14,690
   Fluor                                    13,252             470
   Harte-Hanks                               3,351              61
   Interactive Data*                         6,817             110
   Iron Mountain*                            4,280             169
   Jacobs Engineering Group*                 2,683             105
   Manpower                                  5,020             175
   Monster Worldwide*                        6,020             120

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Quintiles Transnational*                 11,893     $       168
   Rockwell Automation                      31,979             756
   Sabre Holdings                          105,390           2,606
   ServiceMaster                            59,125             629
   Viad                                      3,335              68
                                                       -----------
                                                            30,489
                                                       -----------
COMMUNICATIONS EQUIPMENT -- 3.0%
   ADC Telecommunications*                  92,558             249
   Advanced Fibre Communication*             7,936             150
   Andrew (B)*                              19,412             193
   Corning (B)*                            140,371           1,026
   Crown Castle International*             143,530           1,196
   EchoStar Communications, Cl A (B)*      767,120          25,760
   Harris                                    5,769             175
   Motorola                                151,024           1,287
   Nokia Oyj ADR                         1,522,300          27,462
   PanAmSat*                                 3,194              60
   Qualcomm                                961,592          32,290
   Scientific-Atlanta                       30,705             604
                                                       -----------
                                                            90,452
                                                       -----------
COMPUTERS & SERVICES -- 5.0%
   3Com*                                    69,228             339
   Apple Computer (B)*                      69,278           1,245
   Autodesk (B)                             16,377             244
   BISYS Group*                             97,800           1,760
   Ceridian*                                 6,481             112
   Checkfree (B)*                            6,330             155
   Cisco Systems (B)*                    1,537,848          25,036
   Computer Sciences*                       83,302           3,307
   Dell Computer (B)*                      664,750          20,800
   Diebold                                  14,117             564
   eBay (B)*                               252,400          25,672
   Electronic Data Systems                 121,892           2,456
   EMC*                                    868,207           9,394
   Emulex*                                   3,505              87
   Foundry Networks*                       135,000           2,078
   Gateway*                                 35,020             117
   GTECH Holdings*                           4,040             142
   Hewlett-Packard                       1,061,589          20,701
   International Business Machines         211,370          18,609
   Jabil Circuit*                            2,772              58
   Juniper Networks (B)*                     8,340             116
   Lexmark International*                   41,000           3,050
   Macromedia*                               2,650              53
   Maxtor*                                 219,300           1,649
   McData, Cl A*                            44,925             604
   NCR*                                    106,098           2,660
   Perot Systems, Cl A*                      1,269              14
   Quantum-DLT & Storage*                   93,100             395
   RealNetworks*                             4,024              32

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            11

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

LARGE CAP FUND (Continued)
MAY 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Reynolds & Reynolds, Cl A                51,500     $     1,524
   Storage Technology*                      16,900             456
   Sun Microsystems*                       325,169           1,408
   Symbol Technologies (B)                  22,095             296
   Synopsys*                                45,110           2,765
   Unisys*                                  51,463             581
   VeriSign (B)*                            21,937             329
   WebMD*                                   28,160             280
   Western Digital*                        128,400           1,608
   Zebra Technologies, Cl A*                   497              36
                                                       -----------
                                                           150,732
                                                       -----------
CONTAINERS & PACKAGING -- 0.2%
   Ball                                      8,689             430
   Bemis                                     9,767             447
   Crown Holdings*                         109,700             728
   Owens-Illinois*                         204,210           2,338
   Packaging of America*                    11,489             207
   Pactiv*                                  30,648             599
   Sealed Air (B)*                           1,572              69
   Smurfit-Stone Container (B)*            135,428           2,007
   Sonoco Products                          18,868             424
                                                       -----------
                                                             7,249
                                                       -----------
DATA PROCESSING -- 2.7%
   Acxiom*                                   4,699              70
   Alliance Data Systems*                    2,846              70
   Automatic Data Processing               145,000           5,061
   D&B*                                      3,050             118
   First Data (B)                        1,567,330          64,919
   Fiserv*                                 316,950          10,488
   Global Payments                             737              25
                                                       -----------
                                                            80,751
                                                       -----------
DRUGS -- 5.1%
   Allergan                                215,000          15,503
   Bristol-Myers Squibb                    273,039           6,990
   Eli Lilly                               290,248          17,348
   Forest Laboratories*                     54,000           2,727
   GlaxoSmithKline ADR                      86,000           3,441
   ICN Pharmaceuticals                     160,714           2,411
   Medicis Pharmaceutical, Cl A*             1,326              74
   Merck                                   237,650          13,208
   Millennium Pharmaceuticals*              25,195             392
   Mylan Laboratories                        2,665              77
   Pfizer                                2,235,973          69,360
   Schering-Plough                         373,384           6,889
   SICOR*                                    1,887              40
   Teva Pharmaceutical Industries ADR       69,600           3,528
   Vertex Pharmaceuticals*                  14,179             206
   Watson Pharmaceuticals*                  76,087           2,817
   Wyeth                                   211,080           9,256
                                                       -----------
                                                           154,267
                                                       -----------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

ELECTRICAL SERVICES -- 2.4%
   AES*                                     51,596     $       409
   Allegheny Energy (B)                     24,801             215
   Allete                                   14,775             372
   Alliant Energy                           17,737             354
   Ameren (B)                               31,315           1,425
   American Electric Power                 169,579           4,925
   American Power Conversion*               27,666             429
   Aquila                                   37,775             105
   Calpine (B)*                             48,987             255
   Centerpoint Energy                       78,812             753
   Cinergy                                  87,424           3,317
   CMS Energy (B)                           26,109             207
   Consolidated Edison                      43,712           1,879
   Constellation Energy Group               35,657           1,182
   Cooper Industries, Cl A                  26,000           1,037
   Dominion Resources                       59,685           3,760
   DPL                                      24,373             398
   DTE Energy                               31,336           1,358
   Duke Energy                             173,459           3,362
   Edison International*                   236,516           3,850
   Energy East                              28,295             602
   Entergy                                  63,506           3,283
   Exelon                                   88,306           5,060
   FirstEnergy                              54,083           1,991
   FPL Group                                74,037           4,921
   Great Plains Energy                      13,200             380
   Hawaiian Electric Industries              7,105             325
   Hubbell, Cl B                             9,493             320
   Idacorp                                   7,468             205
   Kemet*                                   16,600             168
   MDU Resources Group                      13,891             447
   Mirant (B)*                              67,953             235
   Molex                                     4,083             112
   NiSource (B)                             51,155           1,003
   Northeast Utilities                      92,403           1,493
   NSTAR                                    10,326             481
   OGE Energy                               15,100             319
   Pepco Holdings                           29,764             608
   PG&E (B)*                               174,329           2,964
   Pinnacle West Capital                    44,834           1,697
   PPL                                      34,281           1,386
   Progress Energy                          46,357           2,181
   Public Service Enterprise Group          43,478           1,858
   Puget Energy (B)                         18,410             432
   Reliant Resources*                       77,253             518
   SCANA                                    21,671             730
   Southern                                137,626           4,332
   TECO Energy (B)                          33,354             431
   Texas Genco Holdings                      2,585              54
   TXU (B)                                  62,187           1,259
   Wisconsin Energy                         88,384           2,461
   Xcel Energy                              77,552           1,194
                                                       -----------
                                                            73,042
                                                       -----------

--------------------------------------------------------------------------------
12            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

ELECTRONICS -- 0.3%
   Adaptec*                                 11,223     $        90
   Agilent Technologies (B)*                47,596             863
   Arrow Electronics (B)*                   60,316           1,027
   Avnet*                                   74,099           1,008
   AVX                                      10,537             127
   Energizer Holdings*                      54,802           1,742
   Sanmina-SCI*                             48,080             275
   Solectron*                              391,980           1,568
   Tektronix*                               13,510             285
   Thomas & Betts*                          80,000           1,230
   Vishay Intertechnology*                  24,001             346
                                                       -----------
                                                             8,561
                                                       -----------
ENTERTAINMENT -- 0.8%
   Brunswick                                17,664             388
   Callaway Golf                            10,396             149
   Hasbro                                   27,602             442
   International Speedway                    2,831             106
   Mattel                                    7,000             150
   Metro-Goldwyn-Mayer*                     76,008             949
   Regal Entertainment Group                 2,115              47
   Six Flags*                               17,485             132
   Walt Disney                           1,027,843          20,197
                                                       -----------
                                                            22,560
                                                       -----------
ENVIRONMENTAL SERVICES -- 0.3%
   Allied Waste Industries*                  4,846              48
   Republic Services*                       30,178             722
   Waste Management                        301,389           7,676
                                                       -----------
                                                             8,446
                                                       -----------
FINANCIAL SERVICES -- 9.0%
   Affiliated Managers Group*                  943              52
   AG Edwards                               15,655             515
   Allied Capital (B)                      119,618           2,793
   American Express                        182,252           7,593
   AmeriCredit (B)*                          6,579              62
   Bear Stearns                            112,875           8,722
   Charles Schwab                        1,941,720          18,835
   Citigroup                             1,444,580          59,257
   Concord EFS*                            330,900           5,003
   Countrywide Credit Industry              75,393           5,553
   Deluxe                                   50,000           2,348
   Doral Financial                           3,043             129
   E*TRADE Group (B)*                       29,727             227
   Equifax                                   2,371              60
   Fannie Mae                              171,250          12,672
   Franklin Resources                      115,752           4,326
   Freddie Mac                             246,628          14,751
   Goldman Sachs Group                     276,722          22,553
   H&R Block                               130,200           5,330

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   HSBC Holdings ADR                        62,800     $     3,722
   Instinet Group (B)*                      10,744              42
   Janus Capital Group                      41,479             645
   LaBranche (B)                             8,221             171
   Legg Mason                                5,392             348
   Lehman Brothers Holdings                169,464          12,139
   MBNA                                    541,460          10,856
   Merrill Lynch (B)                       233,003          10,089
   Moody's                                 361,270          18,840
   Morgan Stanley Dean Witter              290,287          13,281
   Neuberger Berman                            924              31
   Paychex                                 923,300          28,179
   Providian Financial*                     30,940             280
   Raymond James Financial                   7,619             232
   Student Loan                                801              95
   T Rowe Price Group (B)                   13,732             504
                                                       -----------
                                                           270,235
                                                       -----------
FOOD, BEVERAGE & TOBACCO -- 3.1%
   Adolph Coors, Cl B                       27,637           1,522
   Albertson's (B)                         160,594           3,352
   Altria Group                            314,632          12,994
   Anheuser-Busch (B)                       56,957           2,998
   Archer-Daniels-Midland                  111,607           1,336
   Campbell Soup                            43,923           1,096
   Coca-Cola                               464,676          21,175
   Coca-Cola Enterprises                     3,094              58
   ConAgra Foods                           104,839           2,544
   Constellation Brands, Cl A*               9,021             249
   Dean Foods*                              94,877           4,341
   General Mills (B)                        20,553             961
   Hershey Foods                             9,283             660
   HJ Heinz                                 35,225           1,165
   Hormel Foods                             14,662             345
   Kellogg                                  23,261             819
   Kraft Foods, Cl A                        40,566           1,314
   Kroger*                                  35,509             570
   Lancaster Colony                          5,580             216
   Loews - Carolina Group                    5,305             133
   McCormick                                12,895             347
   PepsiAmericas                            89,829           1,168
   PepsiCo                                 440,077          19,451
   RJ Reynolds Tobacco Holdings             38,670           1,318
   Ruddick                                  43,800             681
   Sara Lee                                 76,684           1,397
   Smithfield Foods*                        21,580             453
   Supervalu                               134,361           2,667
   Tyson Foods, Cl A                       233,320           2,217
   UST (B)                                  16,400             579
   Winn-Dixie Stores                        12,835             182
   Wm. Wrigley Jr.                          93,436           5,279
                                                       -----------
                                                            93,587
                                                       -----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            13

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

LARGE CAP FUND (Continued)
MAY 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

GAS/NATURAL GAS -- 1.1%
   Air Products & Chemicals                 44,404     $     1,935
   Dynegy, Cl A                             53,186             265
   El Paso                                 114,509             996
   KeySpan (B)                              30,602           1,078
   Kinder Morgan                             6,968             356
   National Fuel Gas                        13,911             356
   Nicor                                    30,386           1,082
   Peoples Energy                            6,985             298
   Praxair                                 344,427          20,662
   Questar                                  14,949             482
   Sempra Energy                           161,961           4,417
   Vectren                                  13,152             325
   Williams                                 87,073             689
                                                       -----------
                                                            32,941
                                                       -----------
HAND/MACHINE TOOLS -- 0.1%
   Black & Decker                              932              40
   Illinois Tool Works                      22,467           1,394
   Snap-On                                  11,297             344
   Stanley Works                             4,860             136
                                                       -----------
                                                             1,914
                                                       -----------
HOTELS & LODGING -- 1.1%
   Extended Stay America*                   11,090             136
   Harrah's Entertainment*                  85,050           3,410
   Hilton Hotels (B)                        51,275             711
   Mandalay Resort Group*                    7,186             217
   Marriott International, Cl A (B)        662,061          25,887
   MGM Mirage*                              12,516             353
   Park Place Entertainment*                52,893             403
   Starwood Hotels & Resorts Worldwide      65,085           1,886
                                                       -----------
                                                            33,003
                                                       -----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.0%
   Clorox                                   15,691             701
   Ethan Allen Interiors (B)                 2,952             105
   Fortune Brands                           29,404           1,541
   Furniture Brands International*           3,554              94
   General Electric (B)                    308,710           8,860
   La-Z-Boy                                  8,672             190
   Leggett & Platt                          93,083           2,054
   Newell Rubbermaid                       404,326          11,523
   Whirlpool                                79,875           4,545
                                                       -----------
                                                            29,613
                                                       -----------
INSURANCE -- 5.6%
   21st Century Insurance Group              6,323              89
   ACE                                     171,600           6,263
   Aetna (B)                               121,929           7,001
   Aflac                                    52,277           1,720
   Alleghany*                                1,126             200

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Allmerica Financial*                     10,774     $       189
   Allstate                                213,226           7,674
   AMBAC Financial Group                    98,904           6,598
   American Financial Group                  5,700             126
   American International Group            819,474          47,431
   American National Insurance               2,002             171
   AmerUs Group (B)                          7,977             215
   AON                                      52,822           1,355
   Chubb                                    82,439           5,279
   Cigna (B)                                88,854           4,985
   Cincinnati Financial                     26,896             998
   CNA Financial*                            4,932             120
   Erie Indemnity, Cl A                      4,985             200
   Fidelity National Financial              26,446             822
   First American                           14,910             404
   Hartford Financial Services Group        48,359           2,256
   HCC Insurance Holdings                   10,450             299
   Humana*                                  31,470             409
   Jefferson-Pilot                          28,866           1,218
   John Hancock Financial Services          57,560           1,741
   Leucadia National                         7,636             291
   Lincoln National                         71,466           2,487
   Loews                                    74,864           3,601
   Markel*                                   1,500             378
   Marsh & McLennan                        374,022          18,750
   MBIA                                     28,766           1,440
   Mercury General                           5,059             240
   Metlife                                 238,953           6,684
   MGIC Investment                          17,571             949
   Mony Group                                8,748             233
   Nationwide Financial Services, Cl A       4,871             157
   Old Republic International              104,927           3,603
   Partnerre Holdings                       22,800           1,211
   Phoenix (B)                              18,349             154
   PMI Group                                88,700           2,720
   Principal Financial Group                56,307           1,788
   Progressive                              15,363           1,106
   Protective Life                          13,390             369
   Prudential Financial                    108,888           3,650
   Radian Group                             17,596             709
   Reinsurance Group of America              3,509             108
   RenaissanceRe Holdings                    3,000             134
   Safeco                                   26,656             963
   St. Paul                                236,086           8,636
   Stancorp Financial Group                 27,862           1,506
   Torchmark                                31,459           1,215
   Transatlantic Holdings                    4,082             282
   Travelers Property Casualty, Cl A       102,013           1,666
   Travelers Property Casualty, Cl B (B)   189,131           3,058
   Unitrin                                   9,049             237
   UnumProvident                            56,392             728
   Wesco Financial                             280              85
   WR Berkley                                8,007             394
                                                       -----------
                                                           167,295
                                                       -----------

--------------------------------------------------------------------------------
14            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------


--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

LEASING & RENTING -- 0.0%
   GATX                                      8,211     $       139
   Rent-A-Center*                              520              34
   Ryder System                             11,208             298
   United Rentals*                           8,038             103
                                                       -----------
                                                               574
                                                       -----------
MACHINERY -- 1.0%
   AGCO*                                     7,082             127
   Caterpillar (B)                         166,927           8,705
   Crane                                     9,961             208
   Cummins (B)                              60,735           2,082
   Deere                                   120,011           5,241
   Donaldson                                 2,483             104
   Dover                                    39,588           1,200
   Eaton                                    13,706           1,150
   Emerson Electric (B)                     82,391           4,309
   Flowserve*                                1,667              30
   FMC Technologies*                         9,784             218
   Johnson Controls                         34,930           2,908
   NACCO Industries, Cl A                    9,500             550
   National-Oilwell*                         5,994             146
   Pall                                     20,600             447
   Parker Hannifin                          22,903             926
   Pentair                                   9,500             369
   SPX*                                      8,975             346
   Tecumseh Products, Cl A                  36,800           1,415
   Teleflex                                  5,000             216
   Thermo Electron*                         22,684             479
                                                       -----------
                                                            31,176
                                                       -----------
MEDICAL PRODUCTS & SERVICES -- 6.1%
   Advanced Medical Optics*                  1,427              21
   AmerisourceBergen                         4,892             307
   Amgen*                                  610,378          39,498
   Anthem*                                   5,201             381
   Apogent Technologies*                     9,262             177
   Bausch & Lomb                            61,851           2,347
   Baxter International                     97,800           2,478
   Becton Dickinson                         43,330           1,733
   C.R. Bard                                10,300             723
   Cardinal Health (B)                     124,200           7,168
   Caremark Rx*                            175,000           3,951
   Community Health Systems*                 2,924              61
   Coventry Health Care*                     4,016             175
   Edwards Lifesciences*                     3,549             108
   Gilead Sciences*                         59,800           3,155
   Guidant*                                165,700           7,006
   HCA                                     146,400           4,831
   Health Net (B)*                         111,014           3,360
   Henry Schein*                             2,719             134
   Hillenbrand Industries                   10,036             513
   IMS Health                              152,000           2,712

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Johnson & Johnson                       528,752     $    28,738
   McKesson                                  8,276             251
   Medtronic                             1,085,139          52,879
   Omnicare                                  7,253             197
   Renal Care Group*                         2,513              85
   Steris*                                     933              21
   Tenet Healthcare*                       194,550           3,247
   Triad Hospitals*                          6,799             176
   WellPoint Health Networks*              206,600          17,631
                                                       -----------
                                                           184,064
                                                       -----------
METALS & MINING -- 0.2%
   Alcoa                                   141,180           3,474
   Aptargroup                                7,002             245
   Newmont Mining                            6,700             199
   Peabody Energy                            4,585             151
   Phelps Dodge*                            16,191             590
   Precision Castparts                      10,209             299
   Shaw Group (B)*                           3,625              44
   Timken                                   65,292           1,069
                                                       -----------
                                                             6,071
                                                       -----------
MISCELLANEOUS MANUFACTURING -- 0.3%
   Tyco International                      418,500           7,407
                                                       -----------
OFFICE/BUSINESS EQUIPMENT -- 0.8%
   3M                                      131,807          16,670
   Avery Dennison                            5,341             296
   HON Industries                           10,229             300
   IKON Office Solutions (B)               210,700           1,850
   Pitney Bowes                             18,426             708
   Steelcase, Cl A                           6,354              66
   Xerox (B)*                              376,394           4,114
                                                       -----------
                                                            24,004
                                                       -----------
PAINT & RELATED PRODUCTS -- 0.0%
   RPM International                        22,414             278
   Sherwin-Williams                         25,117             688
   Valspar                                   6,722             293
                                                       -----------
                                                             1,259
                                                       -----------
PAPER & PAPER PRODUCTS -- 0.8%
   Boise Cascade                             9,955             245
   Bowater                                  10,189             399
   Georgia-Pacific                         101,263           1,752
   International Paper (B)                 236,136           8,659
   Kimberly-Clark                           50,225           2,608
   MeadWestvaco                             98,170           2,458
   Rayonier                                  5,461             282
   Temple-Inland                             9,180             428
   Weyerhaeuser                            163,033           8,214
                                                       -----------
                                                            25,045
                                                       -----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            15

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

LARGE CAP FUND (Continued)
MAY 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

PETROLEUM & FUEL PRODUCTS -- 5.2%
   Amerada Hess                             51,051     $     2,502
   Anadarko Petroleum                      141,302           6,963
   Apache                                   31,200           2,057
   Baker Hughes                              4,087             135
   Burlington Resources                     30,997           1,652
   ChevronTexaco                           321,847          22,832
   Cimarex Energy*                           4,346              95
   ConocoPhillips                          338,207          18,253
   Cooper Cameron*                             739              40
   Devon Energy                             32,334           1,681
   Diamond Offshore Drilling                 4,037              92
   ENSCO International                       5,197             156
   EOG Resources                            22,606             974
   Equitable Resources                      12,393             499
   ExxonMobil                            1,407,422          51,230
   Forest Oil*                               3,142              77
   Halliburton                              42,529           1,015
   Helmerich & Payne                         9,794             302
   Kerr-McGee                               19,578             932
   Marathon Oil                            179,843           4,627
   Murphy Oil                                3,400             168
   Newfield Exploration*                     4,094             153
   Noble Energy                              4,898             178
   Occidental Petroleum                    328,500          11,084
   Patterson-UTI Energy*                       879              32
   Pioneer Natural Resources*               18,719             501
   Pogo Producing                            9,658             413
   Premcor*                                  4,355              95
   Pride International*                     10,805             206
   Rowan (B)*                                7,886             189
   Schlumberger                            360,230          17,514
   Sunoco                                   13,058             481
   Tidewater                                 5,164             171
   Transocean*                             188,907           4,415
   Unocal                                   50,430           1,517
   Valero Energy                            90,404           3,390
   Varco International*                      6,072             131
   XTO Energy                               30,733             660
                                                       -----------
                                                           157,412
                                                       -----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.1%
   Eastman Kodak                           139,622           4,278
                                                       -----------
RAILROADS -- 1.0%
   Burlington Northern Santa Fe            358,852          10,590
   CSX                                     190,445           6,237
   Norfolk Southern                        300,352           6,584
   Union Pacific                            89,747           5,473
                                                       -----------
                                                            28,884
                                                       -----------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

REAL ESTATE -- 0.0%
   Catellus Development*                     3,808     $        85
   Forest City Enterprises, Cl A             4,301             173
                                                       -----------
                                                               258
                                                       -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.7%
   AMB Property                             16,284             446
   Annaly Mortgage Management               18,250             357
   Apartment Investment &
     Management, Cl A                       15,845             558
   Archstone-Smith Trust                    34,370             817
   Arden Realty                             11,374             294
   AvalonBay Communities                    11,628             488
   Boston Properties                        13,697             574
   BRE Properties, Cl A                      8,918             287
   Camden Property Trust                     6,991             243
   CarrAmerica Realty                       10,414             289
   Centerpoint Properties Trust              4,469             266
   Cousins Properties                        7,019             190
   Crescent Real Estate Equity              15,843             257
   Developers Diversified Realty            14,188             401
   Duke Realty                              26,024             739
   Equity Office Properties Trust           81,347           2,189
   Equity Residential (B)                   53,768           1,424
   First Industrial Realty Trust             7,776             234
   General Growth Properties (B)            12,054             707
   Health Care Property Investors           11,145             437
   Highwoods Properties                     10,277             220
   Hospitality Properties Trust             12,187             385
   Host Marriott (B)*                       45,634             411
   iStar Financial                           9,843             325
   Kimco Realty                             17,896             669
   Liberty Property Trust                   14,637             487
   Mack-Cali Realty                          8,418             289
   New Plan Excel Realty Trust              18,598             387
   Plum Creek Timber                        36,179             955
   Prologis                                 31,451             846
   Public Storage                           19,253             658
   Reckson Associates Realty                10,541             214
   Regency Centers                           4,653             158
   Rouse                                    12,284             456
   Simon Property Group                     27,492           1,034
   Trizec Properties                        17,660             193
   United Dominion Realty Trust (B)         20,833             356
   Vornado Realty Trust                     14,052             593
   Weingarten Realty Investors               8,961             370
                                                       -----------
                                                            20,203
                                                       -----------
RETAIL -- 6.3%
   American Eagle Outfitters*                1,503              26
   Autonation (B)*                          35,015             487
   Barnes & Noble*                           6,361             151
   Big Lots*                                10,476             143

--------------------------------------------------------------------------------
16            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------
   Blockbuster, Cl A (B)                    86,180     $     1,456
   Borders Group*                           14,403             237
   Brinker International (B)*              136,719           4,762
   Carmax*                                   6,891             160
   CBRL Group                                8,265             298
   Circuit City Stores                      36,193             260
   Costco Wholesale (B)*                   438,209          16,236
   CVS                                      76,491           1,996
   Darden Restaurants                      134,250           2,659
   Dillard's, Cl A                          13,751             184
   Dollar Tree Stores*                      30,730             891
   Family Dollar Stores                    193,450           7,051
   Federated Department Stores*            277,114           9,006
   Foot Locker                              17,189             231
   GameStop*                                 1,488              19
   Gap                                     147,600           2,509
   Home Depot                              583,500          18,958
   JC Penney (B)                            52,051             902
   Kohl's*                                 390,700          20,453
   Limited                                  50,731             774
   Lowe's (B)                              307,640          13,001
   May Department Stores                   142,075           3,082
   McDonald's                              248,928           4,662
   MSC Industrial Direct, Cl A*              1,311              25
   Neiman-Marcus Group, Cl A*                7,041             244
   Nike, Cl B                                3,789             212
   Nordstrom                                18,608             347
   Office Depot*                            60,217             807
   Outback Steakhouse                        5,709             211
   Pier 1 Imports                           12,380             249
   Reebok International*                     9,703             308
   Rite Aid (B)*                            46,888             173
   Safeway*                                151,326           2,851
   Saks*                                    23,628             222
   Sears Roebuck                           197,663           5,926
   Sonic Automotive*                         2,165              40
   Staples*                                685,000          13,282
   Talbots                                     400              12
   TJX                                     400,000           7,280
   Toys "R" Us (B)*                         38,022             443
   Wal-Mart Stores                         670,645          35,283
   Walgreen                                356,930          10,990
   Wendy's International                     9,076             273
   Yum! Brands (B)*                         11,708             327
   Zale*                                     4,554             166
                                                       -----------
                                                           190,265
                                                       -----------
RETIREMENT/AGED CARE -- 0.0%
   Manor Care*                              10,860             257
                                                       -----------
RUBBER-TIRES -- 0.1%
   Cooper Tire & Rubber                     83,230           1,322
   Goodyear Tire & Rubber (B)               30,000             196
                                                       -----------
                                                             1,518
                                                       -----------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------


SEMI-CONDUCTORS/INSTRUMENTS -- 1.7%
   Advanced Micro Devices (B)*              45,862     $       334
   Agere Systems*                          144,181             337
   Amkor Technology*                         6,498              72
   Applera - Applied
     Biosystems Group                        2,750              53
   Applied Micro Circuits*                  30,100             151
   Atmel*                                   24,946              75
   Broadcom, Cl A (B)*                      17,846             437
   Conexant Systems*                        24,900              96
   Cypress Semiconductor (B)*                6,333              70
   Fairchild Semiconductor
     International*                          1,648              23
   Integrated Device Technology*            10,300             125
   Intel                                 2,108,430          43,940
   International Rectifier*                  1,893              49
   Intersil, Cl A*                           8,381             205
   JDS Uniphase*                           132,597             513
   LSI Logic*                               35,900             230
   Micron Technology (B)*                   52,373             593
   MKS Instruments*                            600              12
   National Semiconductor*                   5,584             139
   Novellus Systems (B)*                     3,140             109
   PerkinElmer                              13,190             169
   Teradyne*                                 7,795             134
   Texas Instruments                       205,400           4,211
                                                       -----------
                                                            52,077
                                                       -----------
SOFTWARE -- 3.3%
   Advent Software*                            752              11
   BMC Software*                            20,957             356
   Citrix Systems*                           4,554             100
   Computer Associates International (B)   208,212           4,512
   Compuware*                               36,802             224
   DST Systems*                             66,400           2,345
   Electronic Arts (B)*                    163,248          11,192
   Intuit*                                  55,050           2,537
   Mercury Interactive (B)*                 37,200           1,462
   Microsoft (B)                         2,619,230          64,459
   Sungard Data Systems*                   187,300           4,308
   Sybase*                                   9,900             125
   Symantec (B)*                            29,990           1,356
   Veritas Software*                       177,471           4,925
                                                       -----------
                                                            97,912
                                                       -----------
STEEL & STEEL WORKS -- 0.0%
   AK Steel Holding*                        17,321              51
   Allegheny Technologies                   15,966             105
   Nucor                                    15,298             729
   United States Steel (B)                  19,604             309
                                                       -----------
                                                             1,194
                                                       -----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            17

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

LARGE CAP FUND (Continued)
MAY 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

TELEPHONES & TELECOMMUNICATIONS -- 3.3%
   Alltel                                   60,677     $     2,905
   Amdocs*                                 149,000           2,907
   AT&T                                    148,853           2,901
   AT&T Wireless Services (B)*             219,096           1,702
   BellSouth                               521,293          13,819
   CenturyTel                               27,692             932
   Citizens Communications (B)*             29,051             358
   IDT*                                      9,832             158
   Lucent Technologies (B)*                766,075           1,693
   Nextel Communications, Cl A (B)*        247,000           3,703
   Nortel Networks (B)*                  1,254,400           3,939
   Qwest Communications
     International (B)*                    610,766           2,742
   SBC Communications                      767,546          19,542
   Sprint-FON Group                        599,003           8,123
   Telephone & Data Systems                 10,050             490
   US Cellular*                              3,200              84
   Verizon Communications                  727,486          27,536
   WPP Group ADR                           112,000           4,635
                                                       -----------
                                                            98,169
                                                       -----------
TRUCKING -- 1.5%
   CNF                                       8,500             256
   Expeditors International Washington     485,000          16,946
   Navistar International*                  11,900             367
   Swift Transportation*                     5,509             113
   United Parcel Service, Cl B (B)         413,958          25,843
                                                       -----------
                                                            43,525
                                                       -----------
WATER UTILITIES -- 0.0%
   Philadelphia Suburban                    11,258             265
                                                       -----------
WHOLESALE -- 0.3%
   Fastenal (B)                            136,200           4,553
   Genuine Parts                            83,218           2,735
   Ingram Micro, Cl A*                     111,922           1,233
   Performance Food Group*                   2,414              88
   Tech Data*                               34,438             857
   W.W. Grainger                            15,254             712
                                                       -----------
                                                            10,178
                                                       -----------
Total Common Stock
   (Cost $2,978,709)                                     2,958,416
                                                       -----------

EXCHANGE TRADED FUND -- 0.1%
   iShares Russell 1000 Value
     Index Fund (B)                         47,048           2,370
                                                       -----------
Total Exchange Traded Fund
   (Cost $2,343)                                             2,370
                                                       -----------


--------------------------------------------------------------------
                                       Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------

U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bills (A)
        1.170%, 08/28/03                   $10,000     $     9,973
                                                       -----------
Total U.S. Treasury Obligation
   (Cost $9,972)                                             9,973
                                                       -----------

CORPORATE OBLIGATIONS (C) -- 3.8%

FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 3.4%
   American Express Credit
        1.319%, 12/17/03                     6,872           6,874
        1.300%, 01/13/04                     2,291           2,291
   American Honda Finance
        1.281%, 03/15/04                     5,727           5,737
        1.247%, 11/10/03                     1,833           1,835
   CIT Group
        2.428%, 12/05/03                     3,574           3,559
        2.075%, 05/03/04                       916             916
        2.001%, 04/08/04                     5,406           5,408
        1.852%, 01/09/04                     1,466           1,473
        1.483%, 08/14/03                       367             367
   Citigroup
        1.259%, 03/09/04                     4,581           4,591
        1.257%, 05/04/04                     2,144           2,152
   Countrywide Home Loans
        1.567%, 12/10/03                     1,833           1,833
        1.530%, 01/13/04                     3,784           3,784
        1.510%, 12/10/03                     1,191           1,192
        1.465%, 05/14/04                     2,291           2,290
   General Electric
        1.288%, 01/28/04                     2,291           2,291
   General Electric Capital
        1.390%, 07/28/03                     4,581           4,581
   Goldman Sachs Group
        1.354%, 08/04/03                     4,581           4,581
   Halogen Funding
        1.340%, 06/04/03                     1,924           1,924
        1.340%, 06/06/03                     3,665           3,665
   Household Finance
        2.287%, 08/01/03                     4,581           4,578
        1.747%, 09/12/03                     1,100           1,102
        1.382%, 04/23/04                       458             461
        1.374%, 03/11/04                     4,284           4,325
   International Lease Finance
        1.480%, 10/03/03                       916             918
   Liberty Light US Capital
        1.310%, 01/21/04                     4,581           4,581
        1.310%, 05/17/04                     2,749           2,748
   Merrill Lynch
        1.270%, 04/13/04                     4,581           4,581
   PNC Bank
        1.295%, 06/06/03                     9,621           9,622

--------------------------------------------------------------------------------
18            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------


--------------------------------------------------------------------
                                       Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------

   Scaldis Capital
        1.312%, 07/14/03                  $  4,581     $     4,574
   USA Education
        1.289%, 01/23/04                     1,631           1,633
   Washington Mutual Bank
        1.409%, 06/16/03                     1,649           1,649
                                                       -----------
                                                           102,116
                                                       -----------
MACHINERY -- 0.4%
   Caterpillar
        1.305%, 03/05/04                     2,107           2,110
        1.294%, 05/28/04                     2,291           2,294
        1.244%, 07/09/03                     4,581           4,582
        1.230%, 04/08/04                     2,749           2,754
                                                       -----------
                                                            11,740
                                                       -----------
Total Corporate Obligations
   (Cost $113,856)                                         113,856
                                                       -----------

COMMERCIAL PAPER (C) -- 2.1%

FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 2.1%
   ASAP Funding Limited
        1.241%, 06/17/03                     2,291           2,289
   Aquinas Funding
        1.224%, 09/10/03                     4,581           4,566
        1.181%, 06/13/03                     4,581           4,580
   Atlantis One Funding
        1.181%, 06/24/03                     9,163           9,155
   Edison Asset
        1.234%, 09/03/03                     4,581           4,567
   Mortgage Interest Networking Trust
        1.271%, 07/02/03                     9,163           9,153
   Park Granada
        1.313%, 07/28/03                     2,291           2,286
        1.292%, 07/29/03                     6,139           6,126
   Polonius
        1.200%, 06/11/03                     4,581           4,580
   Sigma Finance
        1.391%, 08/19/03                     2,291           2,291
        1.331%, 06/17/03                     2,259           2,257
        1.312%, 07/14/03                     4,581           4,574
   Tannehill Capital
        1.312%, 07/21/03                     1,833           1,829
        1.300%, 07/10/03                     2,749           2,749
        1.283%, 08/06/03                     1,833           1,828
   Witmer Funding
        1.281%, 06/12/03                     1,833           1,832
                                                       -----------
Total Commercial Paper
   (Cost $64,662)                                           64,662
                                                       -----------

--------------------------------------------------------------------
                                Shares/Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------

CASH EQUIVALENT -- 0.1%
   First Union Cash
     Management Program                  3,268,070     $     3,268
                                                       -----------
Total Cash Equivalent
   (Cost $3,268)                                             3,268
                                                       -----------

REPURCHASE AGREEMENTS -- 2.1%
   ABN Amro (D)
     1.290%, dated 05/30/03, to be
     repurchased on 06/02/03,
     repurchase price $14,949,912
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $15,248,129)                   $14,948          14,948
   Lehman Brothers (C)
     1.350%, dated 05/30/03, to be
     repurchased on 06/02/03,
     repurchase price $3,207,385
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $3,271,187)                      3,207           3,207
   Morgan Stanley Dean Witter (D)
     1.290%, dated 05/30/03, to be
     repurchased on 06/02/03,
     repurchase price $7,889,211
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $8,049,650)                      7,888           7,888
   UBS Paine Webber (C)
     1.360%, dated 05/30/03, to be
     repurchased on 06/02/03,
     repurchase price $36,153,210
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $36,872,406)                    36,149          36,149
                                                       -----------
Total Repurchase Agreements
   (Cost $62,192)                                           62,192
                                                       -----------
Total Investments -- 106.8%
   (Cost $3,235,002)                                     3,214,737
                                                       -----------

OTHER ASSETS AND LIABILITIES -- (6.8%)
Payable upon Return on Securities Loaned                  (217,874)
Investment Advisory Fees Payable                              (583)
Other Assets and Liabilities                                12,396
                                                       -----------
Total Other Assets and Liabilities, Net                   (206,061)
                                                       -----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            19

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

LARGE CAP FUND (Concluded)
MAY 31, 2003

-------------------------------------------------------------------
                                                             Value
                                                      ($ Thousands)
-------------------------------------------------------------------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 242,458,931 outstanding
   shares of beneficial interest                       $ 3,745,185
Paid-in-Capital-- Class T
   (unlimited authorization -- no par value)
   based on 17,096 outstanding
   shares of beneficial interest                             7,079
Undistributed net investment income                          6,521
Accumulated net realized loss on investments              (730,491)
Net unrealized depreciation on investments                 (20,265)
Net unrealized appreciation on futures contracts               647
                                                       -----------
Total Net Assets -- 100.0%                             $ 3,008,676
                                                       ===========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($3,008,463,796 / 242,458,931 shares)                    $12.41
                                                            ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class T
   ($212,929 / 17,096 shares)                               $12.45
                                                            ======

*    Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts. Rate shown is effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at May 31, 2003 (see Note 11). The total value of securities on loan at May 31, 2003 was $211,882,846.
(C) These securities were purchased with cash collateral received from securities lending. The total value of such securities as of May 31, 2003 was $217,874,034 (See Note 11).
(D)  Tri-Party Repurchase Agreement.
ADR -- American Depository Receipt
Cl -- Class
NY -- New York
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
20            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

LARGE CAP VALUE FUND
MAY 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

COMMON STOCK -- 97.3%

AEROSPACE & DEFENSE -- 3.2%
   Boeing                                   36,553       $   1,121
   General Dynamics                         14,688             981
   General Motors-Hughes Electronics*       69,557             849
   Goodrich                                 36,964             675
   Honeywell International                  38,252           1,002
   Lockheed Martin                          36,226           1,682
   Northrop Grumman                         28,078           2,470
   Raytheon                                 20,326             651
   Rockwell Collins                         27,748             638
   Textron                                   6,032             210
   Titan*                                      205               2
   United Technologies                      35,461           2,420
                                                         ---------
                                                            12,701
                                                         ---------
AIR TRANSPORTATION -- 0.4%
   AMR (B)*                                  7,530              48
   Continental Airlines, Cl B (B)*           3,921              43
   Delta Air Lines (B)                       6,079              81
   FedEx                                    15,259             976
   JetBlue Airways*                            300              10
   Northwest Airlines (B)*                   3,424              31
   Skywest                                   1,365              19
   Southwest Airlines                       19,968             321
                                                         ---------
                                                             1,529
                                                         ---------
APPAREL/TEXTILES -- 0.3%
   Columbia Sportswear*                         23               1
   Jones Apparel Group*                      5,648             166
   Liz Claiborne                            18,436             625
   Polo Ralph Lauren*                        1,829              48
   VF                                       14,310             545
                                                         ---------
                                                             1,385
                                                         ---------
AUTOMOTIVE -- 1.6%
   American Axle & Manufacturing
     Holdings*                               1,600              40
   ArvinMeritor                              3,300              59
   Autoliv                                  34,799             895
   BorgWarner                                1,346              78
   Dana                                      7,354              66
   Delphi                                   53,736             474
   Ford Motor                               92,993             976
   General Motors                           47,288           1,671
   Harsco                                    2,035              72
   ITT Industries                            4,210             264
   Lear*                                    12,776             508
   Magna International, Cl A                12,000             805
   O'Reilly Automotive*                        464              14
   Paccar                                    5,529             366
   Visteon                                   9,252              57
                                                         ---------
                                                             6,345
                                                         ---------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

BANKS -- 15.5%
   AmSouth Bancorp                          18,443       $     412
   Associated Banc                           3,874             145
   Astoria Financial                        33,772             893
   Bancorpsouth                              3,991              88
   Bank of America                         142,418          10,567
   Bank of Hawaii                            3,363             118
   Bank of New York                         24,258             702
   Bank One                                 60,188           2,249
   Banknorth Group                           8,100             208
   BB&T                                     24,472             837
   BOK Financial*                              750              27
   Capitol Federal Financial                 1,153              35
   Charter One Financial                    11,740             358
   Citizens Banking                          2,150              57
   City National                             1,969              89
   Colonial BancGroup                        5,863              79
   Comerica                                 19,241             890
   Commerce Bancshares                       3,233             131
   Compass Bancshares                        6,476             239
   Cullen/Frost Bankers                      2,527              86
   Downey Financial                          1,039              46
   First Midwest Bancorp                     2,348              68
   First Tennessee National                  6,528             305
   First Virginia Banks                      3,630             156
   FirstMerit                                4,222              97
   FleetBoston Financial                   120,431           3,561
   FNB                                       2,331              70
   Fulton Financial                          5,371             111
   Golden West Financial                    21,800           1,696
   Greater Bay Bancorp (B)                   2,269              46
   Greenpoint Financial                     22,427           1,137
   Hibernia, Cl A                            8,138             157
   Hudson City Bancorp                       3,784              96
   Hudson United Bancorp                     1,580              56
   Huntington Bancshares                    12,062             247
   Independence Community Bank               2,519              71
   IndyMac Bancorp                           3,085              79
   JP Morgan Chase                         192,218           6,316
   Keycorp                                  35,838             946
   M&T Bank                                  5,179             461
   Marshall & Ilsley                        11,337             340
   Mellon Financial                         40,055           1,088
   Mercantile Bankshares                     3,562             144
   National City                            79,938           2,704
   National Commerce Financial              10,632             242
   New York Community Bancorp                4,875             135
   North Fork Bancorporation
     (NY Shares)                             6,236             206
   Northern Trust                            5,089             194
   Old National Bancorp                      3,138              74
   Park National                               613              68
   Peoples Bank Bridgeport                   1,179              33
   PNC Financial Services Group             14,495             714
   Popular                                   7,022             277

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            21

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

LARGE CAP VALUE FUND (Continued)
MAY 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Provident Financial Group (B)             1,285       $      33
   Regions Financial                        20,930             733
   Roslyn Bancorp                            3,584              69
   Silicon Valley Bancshares*                1,979              50
   Sky Financial Group                       3,800              81
   SouthTrust                               17,689             508
   Sovereign Bancorp (B)                    13,600             222
   State Street                              5,360             205
   SunTrust Banks                           12,749             756
   TCF Financial                             1,493              59
   Trustmark                                 2,187              58
   Union Planters                           10,295             331
   UnionBanCal                              23,341             986
   US Bancorp                              146,446           3,471
   Valley National Bancorp                   5,029             136
   Wachovia                                 93,926           3,774
   Washington Federal                        3,424              80
   Washington Mutual                       133,713           5,453
   Webster Financial                         2,255              85
   Wells Fargo                             100,147           4,837
   Westamerica Bancorporation                1,388              62
   Whitney Holding                           2,021              69
   Wilmington Trust                          3,279              95
   Zions Bancorporation                      4,656             238
                                                       -----------
                                                            62,542
                                                       -----------
BEAUTY PRODUCTS -- 1.1%
   Alberto-Culver, Cl B                      1,624              83
   Avon Products                            12,104             738
   Colgate-Palmolive                         3,221             192
   Dial                                      2,302              46
   Estee Lauder, Cl A                        1,390              46
   Gillette                                 22,179             746
   International Flavors & Fragrances        1,938              61
   Procter & Gamble                         27,101           2,488
                                                       -----------
                                                             4,400
                                                       -----------
BIOTECHNOLOGY -- 0.5%
   Biogen*                                  22,500             955
   Genentech (B)*                            1,158              72
   Genzyme-General Division*                18,886             897
   Human Genome Sciences*                    3,600              53
   ICOS (B)*                                 2,900              92
   Invitrogen (B)*                           1,600              62
   Ribapharm*                                  174               1
                                                       -----------
                                                             2,132
                                                       -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.9%
   American Greetings, Cl A*                 3,768              67
   AOL Time Warner (B)*                    115,859           1,763
   Avaya*                                   17,700             117
   Belo, Cl A                                4,371             102
   Cablevision Systems, Cl A (B)*            6,888             133

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Charter Communications, Cl A (B)*         7,500     $        23
   CIENA*                                   12,072              69
   Clear Channel Communications*            13,029             530
   Comcast Special, Cl A*                    9,500             274
   Comcast, Cl A (B)*                      104,983           3,161
   Comverse Technology*                      5,037              77
   COX Communications, Cl A (B)*             9,970             309
   COX Radio, Cl A*                            809              18
   Cumulus Media, Cl A*                      1,100              20
   Dow Jones                                 1,005              46
   E.W. Scripps, Cl A                          210              19
   Emmis Communications, Cl A*               2,000              42
   Entercom Communications*                    277              13
   Entravision Communications, Cl A*         2,015              20
   Fox Entertainment Group, Cl A*            3,800             107
   Gannett                                  13,637           1,077
   Gemstar-TV Guide International*           6,200              29
   Getty Images*                               300              12
   Hearst-Argyle Television*                   875              22
   Hispanic Broadcasting*                    1,200              30
   Knight-Ridder                             4,296             303
   Lamar Advertising*                        1,125              40
   Lee Enterprises                           2,268              85
   Liberty Media*                          132,907           1,555
   Lin TV, Cl A*                               600              14
   McClatchy, Cl A                             929              56
   McGraw-Hill                               1,600             101
   McLeodUSA, Cl A (B)*                     19,300              --
   Media General, Cl A                         637              37
   Meredith                                  1,737              76
   New York Times, Cl A                      2,063              99
   News ADR                                 36,800             939
   Polycom*                                  1,700              22
   Radio One, Cl D*                          2,103              35
   Reader's Digest Association               3,363              44
   RR Donnelley & Sons                      28,200             704
   Scholastic*                                 893              28
   Tellabs*                                 61,026             485
   Tribune                                   9,907             494
   UnitedGlobalCom, Cl A (B)*                4,493              21
   USA Interactive (B)*                      2,167              83
   Valassis Communications*                  2,475              66
   Viacom, Cl B*                            47,843           2,178
   Washington Post, Cl B                       200             145
                                                       -----------
                                                            15,690
                                                       -----------
BUILDING & CONSTRUCTION -- 1.0%
   American Standard*                          441              32
   Centex (B)                               11,706             909
   Clayton Homes                             5,100              64
   DR Horton                                 4,872             128
   KB Home                                   2,059             129
   Lafarge North America                    12,600             397
   Lennar, Cl A                              2,773             186

--------------------------------------------------------------------------------
22            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Martin Marietta Materials                 2,377     $        81
   Masco                                    13,322             328
   Pulte Homes                              18,262           1,198
   Ryland Group                              1,382              90
   Toll Brothers*                            2,193              64
   Vulcan Materials                          4,572             167
   York International                        2,260              58
                                                       -----------
                                                             3,831
                                                       -----------
CHEMICALS -- 2.7%
   Albemarle                                 1,601              43
   Ashland                                  21,100             685
   Cabot                                     2,630              77
   Church & Dwight                             758              24
   Dow Chemical                            101,596           3,231
   E.I. Du Pont de Nemours                  75,785           3,194
   Eastman Chemical                         30,419             994
   Engelhard                                 6,608             166
   FMC*                                      7,500             156
   Hercules*                                 4,800              48
   IMC Global                                6,110              53
   Lubrizol                                 27,323             872
   Lyondell Chemical (B)                     6,400              92
   Millennium Chemicals                     10,000             119
   Monsanto                                 13,286             266
   OM Group (B)                              1,931              28
   PPG Industries                            8,609             419
   Rohm & Haas                               8,085             262
   Scotts, Cl A*                               786              39
   Sigma-Aldrich                             3,056             160
                                                       -----------
                                                            10,928
                                                       -----------
COMMERCIAL SERVICES -- 0.5%
   Brink's                                  30,570             484
   Cendant (B)*                             52,627             884
   Fluor                                     3,441             122
   Harte-Hanks                               1,093              20
   Interactive Data*                         1,605              26
   Iron Mountain*                            1,050              41
   Jacobs Engineering Group*                   744              29
   Manpower                                  1,469              51
   Monster Worldwide*                        1,500              30
   Quintiles Transnational*                  3,517              50
   Rockwell Automation                       8,326             197
   ServiceMaster                            15,382             164
   Viad                                      1,054              21
                                                       -----------
                                                             2,119
                                                       -----------
COMMUNICATIONS EQUIPMENT -- 0.2%

   ADC Telecommunications*                  22,858              61
   Advanced Fibre Communication*             2,369              45
   Andrew*                                   5,629              56

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Corning (B)*                             36,755       $     269
   Harris                                    1,579              48
   Motorola                                 39,458             336
   PanAmSat*                                 1,088              20
   Scientific-Atlanta                        8,035             158
                                                       -----------
                                                               993
                                                       -----------
COMPUTERS & SERVICES -- 4.3%
   3Com*                                    17,612              86
   Apple Computer*                          18,366             330
   Autodesk (B)                              4,442              66
   Ceridian*                                 1,996              35
   Checkfree (B)*                            1,600              39
   Cisco Systems*                           46,700             760
   Computer Sciences*                       23,606             937
   Diebold                                   3,669             147
   Electronic Data Systems                  37,859             763
   EMC*                                     50,615             548
   Emulex*                                   1,100              27
   Gateway*                                  9,076              30
   GTECH Holdings*                           1,000              35
   Hewlett-Packard                         287,292           5,602
   International Business Machines          55,159           4,856
   Jabil Circuit*                              707              15
   Juniper Networks (B)*                     2,500              35
   Macromedia*                                 600              12
   Maxtor*                                  57,200             430
   NCR*                                     30,882             774
   Perot Systems, Cl A*                         96               1
   RealNetworks*                               384               3
   Reynolds & Reynolds, Cl A                15,900             471
   Storage Technology*                       4,401             119
   Sun Microsystems*                        86,400             374
   Symbol Technologies (B)                   5,754              77
   Unisys*                                  13,545             153
   VeriSign (B)*                             5,800              87
   WebMD*                                    6,941              69
   Western Digital*                         38,000             476
   Zebra Technologies, Cl A*                   188              14
                                                       -----------
                                                            17,371
                                                       -----------
CONTAINERS & PACKAGING -- 0.5%
   Ball                                      2,266             112
   Bemis                                     2,492             114
   Crown Holdings*                          10,100              67
   Owens-Illinois*                          61,000             698
   Packaging of America*                     2,970              54
   Pactiv*                                   8,067             158
   Sealed Air (B)*                             500              22
   Smurfit-Stone Container (B)*             35,249             522
   Sonoco Products                           4,844             109
                                                       -----------
                                                             1,856
                                                       -----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            23

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

LARGE CAP VALUE FUND (Continued)
MAY 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

DATA PROCESSING -- 0.4%
   Acxiom*                                   1,320     $        20
   Alliance Data Systems*                      724              18
   Automatic Data Processing                 9,700             338
   D&B*                                        846              33
   First Data                               25,300           1,048
   Global Payments                              58               2
                                                       -----------
                                                             1,459
                                                       -----------
DRUGS -- 2.9%
   Bristol-Myers Squibb                     62,418           1,598
   Eli Lilly                                 4,996             299
   GlaxoSmithKline ADR                      25,000           1,000
   ICN Pharmaceuticals                      44,712             671
   Medicis Pharmaceutical, Cl A*               430              24
   Merck                                    61,864           3,438
   Millennium Pharmaceuticals*               6,900             107
   Mylan Laboratories                          750              22
   Pfizer                                   80,260           2,490
   Schering-Plough                          90,321           1,666
   SICOR*                                      708              15
   Vertex Pharmaceuticals*                   4,000              58
   Watson Pharmaceuticals*                   3,151             117
                                                       -----------
                                                            11,505
                                                       -----------
ELECTRICAL SERVICES -- 4.9%
   AES*                                     13,300             105
   Allegheny Energy (B)                      7,100              62
   Allete                                    3,756              95
   Alliant Energy                            4,600              92
   Ameren (B)                                8,209             373
   American Electric Power                  52,440           1,523
   American Power Conversion*                7,227             112
   Aquila                                   10,682              30
   Calpine (B)*                             13,700              71
   Centerpoint Energy                       24,500             234
   Cinergy                                  13,966             530
   CMS Energy (B)                            7,162              57
   Consolidated Edison                      11,454             492
   Constellation Energy Group               11,426             379
   Cooper Industries, Cl A                   8,200             327
   Dominion Resources                       15,674             987
   DPL                                       6,281             103
   DTE Energy                                8,189             355
   Duke Energy                              45,600             884
   Edison International*                    63,136           1,028
   Energy East                               7,340             156
   Entergy                                  16,378             847
   Exelon                                   23,519           1,348
   FirstEnergy                              14,137             520
   FPL Group                                20,980           1,395
   Great Plains Energy                       3,600             104
   Hawaiian Electric Industries              1,772              81

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Hubbell, Cl B                             2,420     $        81
   Idacorp                                   2,180              60
   Kemet*                                    4,600              46
   MDU Resources Group                       3,634             117
   Mirant*                                  17,976              62
   Molex                                     1,248              34
   NiSource (B)                             13,393             263
   Northeast Utilities                      28,527             461
   NSTAR                                     2,660             124
   OGE Energy                                3,962              84
   Pepco Holdings                            7,819             160
   PG&E (B)*                                44,892             763
   Pinnacle West Capital                    12,848             486
   PPL                                      24,981           1,010
   Progress Energy                          12,103             569
   Public Service Enterprise Group          11,346             485
   Puget Energy (B)                          4,777             112
   Reliant Resources*                       24,942             167
   SCANA                                     5,646             190
   Southern                                 35,971           1,132
   TECO Energy (B)                           8,800             114
   Texas Genco Holdings                        680              14
   TXU (B)                                  16,149             327
   Wisconsin Energy                         16,457             458
   Xcel Energy                              20,125             310
                                                       -----------
                                                            19,919
                                                       -----------
ELECTRONICS -- 0.5%
   Adaptec*                                  3,616              29
   Agilent Technologies (B)*                12,435             225
   Arrow Electronics (B)*                   21,906             373
   Avnet*                                   20,200             275
   AVX                                       2,613              31
   Energizer Holdings*                       4,053             129
   Sanmina-SCI*                             13,102              75
   Solectron*                              101,800             407
   Tektronix*                                3,600              76
   Thomas & Betts*                          10,500             162
   Vishay Intertechnology*                   6,100              88
                                                       -----------
                                                             1,870
                                                       -----------
ENTERTAINMENT -- 0.6%
   Brunswick                                 4,500              99
   Callaway Golf                             2,800              40
   Hasbro                                    7,300             117
   International Speedway                      700              26
   Mattel                                    1,800              39
   Metro-Goldwyn-Mayer*                      1,201              15
   Regal Entertainment Group                   727              16
   Six Flags*                                4,800              36
   Walt Disney                             104,480           2,053
                                                       -----------
                                                             2,441
                                                       -----------

--------------------------------------------------------------------------------
24            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

ENVIRONMENTAL SERVICES -- 0.5%
   Allied Waste Industries*                  1,639     $        16
   Republic Services*                        7,837             188
   Waste Management                         76,641           1,952
                                                       -----------
                                                             2,156
                                                       -----------
FINANCIAL SERVICES -- 9.4%
   Affiliated Managers Group*                  321              18
   AG Edwards                                4,136             136
   Allied Capital (B)                       34,696             810
   American Express                         22,684             945
   AmeriCredit (B)*                          2,331              22
   Bear Stearns                             29,741           2,298
   Citigroup                               297,025          12,184
   Concord EFS*                             16,800             254
   Countrywide Credit Industry              20,710           1,525
   Deluxe                                   14,000             658
   Doral Financial                             843              36
   E*TRADE Group (B)*                        7,577              58
   Equifax                                     800              20
   Fannie Mae                               15,000           1,110
   Franklin Resources                       29,846           1,115
   Freddie Mac                              25,826           1,545
   Goldman Sachs Group                      12,375           1,009
   H&R Block                                32,800           1,343
   HSBC Holdings ADR                        15,600             925
   Instinet Group (B)*                       3,200              13
   Janus Capital Group                      10,784             168
   LaBranche                                 1,993              41
   Legg Mason                                1,400              90
   Lehman Brothers Holdings                 43,981           3,150
   MBNA                                    100,200           2,009
   Merrill Lynch                            60,911           2,637
   Morgan Stanley Dean Witter               75,294           3,445
   Neuberger Berman                            356              12
   Providian Financial*                      8,800              79
   Raymond James Financial                   1,872              57
   Student Loan                                206              24
   T Rowe Price Group (B)                    3,586             132
                                                       -----------
                                                            37,868
                                                       -----------
FOOD, BEVERAGE & TOBACCO -- 3.1%
   Adolph Coors, Cl B                        7,673             423
   Albertson's (B)                          43,536             909
   Altria Group                             84,403           3,486
   Anheuser-Busch                           14,943             786
   Archer-Daniels-Midland                   28,998             347
   Campbell Soup                            11,434             285
   Coca-Cola                                15,476             705
   Coca-Cola Enterprises                       993              19
   ConAgra Foods                            27,422             665
   Constellation Brands, Cl A*               2,482              68

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Dean Foods*                               4,585     $       210
   General Mills (B)                         5,362             251
   Hershey Foods                             2,500             178
   HJ Heinz                                  9,336             309
   Hormel Foods                              3,686              87
   Kellogg                                   6,200             218
   Kraft Foods, Cl A                        10,535             341
   Kroger*                                   9,389             151
   Lancaster Colony                          1,521              59
   Loews - Carolina Group                    1,400              35
   McCormick                                 3,348              90
   PepsiAmericas                            32,403             421
   RJ Reynolds Tobacco Holdings              9,521             325
   Ruddick                                  14,300             222
   Sara Lee                                 19,910             363
   Smithfield Foods*                         5,800             122
   Supervalu                                38,696             768
   Tyson Foods, Cl A                        43,832             416
   UST (B)                                   4,281             151
   Winn-Dixie Stores                         3,730              53
   Wm. Wrigley Jr.                           2,626             148
                                                       -----------
                                                            12,611
                                                       -----------
GAS/NATURAL GAS -- 0.9%
   Air Products & Chemicals                 11,594             505
   Dynegy, Cl A                             13,800              69
   El Paso                                  30,012             261
   KeySpan                                   7,957             280
   Kinder Morgan                             1,900              97
   National Fuel Gas                         3,675              94
   Nicor                                     9,266             330
   Peoples Energy                            1,800              77
   Praxair                                   8,335             500
   Questar                                   3,829             124
   Sempra Energy                            44,000           1,200
   Vectren                                   3,318              82
   Williams                                 23,200             183
                                                       -----------
                                                             3,802
                                                       -----------
HAND/MACHINE TOOLS -- 0.1%
   Black & Decker                              332              15
   Illinois Tool Works                       5,871             364
   Snap-On                                   2,870              87
   Stanley Works                             1,425              40
                                                       -----------
                                                               506
                                                       -----------
HOTELS & LODGING -- 0.2%
   Extended Stay America*                    2,546              31
   Harrah's Entertainment*                     300              12
   Hilton Hotels (B)                        13,500             187
   Mandalay Resort Group*                    1,756              53
   Marriott International, Cl A (B)          4,560             178

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            25

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

LARGE CAP VALUE FUND (Continued)
MAY 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   MGM Mirage*                               3,175       $      90
   Park Place Entertainment*                13,610             104
   Starwood Hotels & Resorts Worldwide       5,661             164
                                                         ---------
                                                               819
                                                         ---------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.7%
   Clorox                                    4,171             186
   Ethan Allen Interiors                       900              32
   Fortune Brands                            7,704             404
   Furniture Brands International*             800              21
   La-Z-Boy                                  2,509              55
   Leggett & Platt                          25,754             568
   Newell Rubbermaid                        12,857             367
   Whirlpool                                20,971           1,193
                                                         ---------
                                                             2,826
                                                         ---------
INSURANCE -- 7.9%
   21st Century Insurance Group              1,640              23
   ACE                                      43,100           1,573
   Aetna                                    16,242             933
   Aflac                                    13,665             450
   Alleghany*                                  308              54
   Allmerica Financial*                      2,800              49
   Allstate                                 56,938           2,049
   AMBAC Financial Group                    15,689           1,047
   American Financial Group                  1,400              31
   American International Group             66,292           3,837
   American National Insurance                 500              43
   AmerUs Group                              2,300              62
   AON                                      14,002             359
   Chubb                                    22,171           1,420
   Cigna (B)                                25,880           1,452
   Cincinnati Financial                      6,995             260
   CNA Financial*                            1,200              29
   Erie Indemnity, Cl A                      1,278              51
   Fidelity National Financial               6,923             215
   First American                            3,859             104
   Hartford Financial Services Group        12,624             589
   HCC Insurance Holdings                    2,585              74
   Humana*                                   8,317             108
   Jefferson-Pilot                           7,290             307
   John Hancock Financial Services          15,022             454
   Leucadia National                         1,967              75
   Lincoln National                         19,499             678
   Loews                                    19,508             938
   Markel*                                     400             101
   Marsh & McLennan                         40,170           2,014
   MBIA                                      7,511             376
   Mercury General                           1,309              62
   Metlife                                  63,949           1,789
   MGIC Investment                           4,369             236
   Mony Group                                2,279              61
   Nationwide Financial Services, Cl A       1,400              45
   Old Republic International               30,770           1,057

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Partnerre Holdings                        6,000       $     319
   Phoenix (B)                               4,600              39
   PMI Group                                25,992             797
   Principal Financial Group                14,693             467
   Progressive                               4,100             295
   Protective Life                           3,700             102
   Prudential Financial                     28,442             953
   Radian Group                              4,583             184
   Reinsurance Group of America              1,000              31
   RenaissanceRe Holdings                      775              35
   Safeco                                    6,948             251
   St. Paul                                 59,782           2,187
   Stancorp Financial Group                  8,656             468
   Torchmark                                23,969             926
   Transatlantic Holdings                    1,028              71
   Travelers Property Casualty, Cl A (B)    20,522             335
   Travelers Property Casualty, Cl B        49,476             800
   Unitrin                                   2,253              59
   UnumProvident                            14,760             190
   Wesco Financial                              65              20
   WR Berkley                                2,200             108
                                                         ---------
                                                            31,642
                                                         ---------
LEASING & RENTING -- 0.0%
   GATX                                      2,300              39
   Rent-A-Center*                              200              13
   Ryder System                              2,888              77
   United Rentals*                           2,400              31
                                                         ---------
                                                               160
                                                         ---------
MACHINERY -- 1.7%
   AGCO*                                     1,900              34
   Caterpillar (B)                          17,589             917
   Crane                                     2,570              54
   Cummins (B)                              17,783             610
   Deere                                    30,434           1,329
   Donaldson                                   579              24
   Dover                                    10,307             312
   Eaton                                     3,568             300
   Emerson Electric                         21,534           1,126
   Flowserve*                                  169               3
   FMC Technologies*                         2,729              61
   Johnson Controls                          9,828             818
   National-Oilwell*                         1,787              43
   Pall                                      5,417             118
   Parker Hannifin                           6,074             246
   Pentair                                   2,600             101
   SPX*                                      2,323              90
   Tecumseh Products, Cl A                   9,600             369
   Teleflex                                  1,400              60
   Thermo Electron*                          6,074             128
                                                         ---------
                                                             6,743
                                                         ---------

--------------------------------------------------------------------------------
26            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

MEDICAL PRODUCTS & SERVICES -- 2.0%
   Advanced Medical Optics*                    300       $       4
   AmerisourceBergen                         1,264              79
   Anthem*                                   1,324              97
   Apogent Technologies (B)*                 2,700              52
   Bausch & Lomb                            17,056             647
   Baxter International                     24,600             623
   Becton Dickinson                         11,292             452
   C.R. Bard                                 2,671             187
   Community Health Systems*                   700              15
   Coventry Health Care*                     1,209              53
   Edwards Lifesciences*                       939              28
   Guidant*                                 41,650           1,761
   HCA                                      36,800           1,214
   Health Net*                               4,321             131
   Henry Schein*                               816              40
   Hillenbrand Industries                    2,605             133
   McKesson                                  2,200              67
   Omnicare                                  1,975              54
   Orthodontic Centers of America*              69               1
   Renal Care Group*                           570              19
   Steris*                                     200               4
   Tenet Healthcare*                        48,900             816
   Triad Hospitals*                          1,800              47
   WellPoint Health Networks*               17,000           1,451
                                                         ---------
                                                             7,975
                                                         ---------
METALS & MINING -- 0.4%
   Alcoa                                    36,935             909
   Aptargroup                                1,809              63
   Newmont Mining                            1,825              54
   Peabody Energy                            1,268              42
   Phelps Dodge*                             4,205             153
   Precision Castparts                       2,661              78
   Shaw Group (B)*                             605               7
   Timken                                   21,045             345
                                                         ---------
                                                             1,651
                                                         ---------
MISCELLANEOUS MANUFACTURING -- 0.5%
   Tyco International                      105,200           1,862
                                                         ---------
OFFICE/BUSINESS EQUIPMENT -- 0.7%
   3M                                        5,516             698
   Avery Dennison                            1,341              74
   HON Industries                            2,677              78
   IKON Office Solutions                    59,400             521
   Pitney Bowes                              4,831             186
   Steelcase, Cl A                           2,047              21
   Xerox (B)*                              105,087           1,149
                                                         ---------
                                                             2,727
                                                         ---------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

PAINT & RELATED PRODUCTS -- 0.1%
   RPM International                         5,665       $      70
   Sherwin-Williams                          6,599             181
   Valspar                                   1,680              73
                                                         ---------
                                                               324
                                                         ---------
PAPER & PAPER PRODUCTS -- 1.6%
   Boise Cascade                             2,800              69
   Bowater                                   2,584             101
   Georgia-Pacific                          23,326             404
   International Paper                      68,741           2,521
   Kimberly-Clark                           13,137             682
   MeadWestvaco                             24,054             602
   Rayonier                                  1,347              70
   Temple-Inland                             2,400             112
   Weyerhaeuser                             41,449           2,088
                                                         ---------
                                                             6,649
                                                         ---------
PETROLEUM & FUEL PRODUCTS -- 8.9%
   Amerada Hess                             15,000             735
   Anadarko Petroleum                       37,015           1,824
   Apache                                    8,179             539
   Baker Hughes                                998              33
   Burlington Resources                      8,121             433
   ChevronTexaco                            82,806           5,874
   Cimarex Energy*                           1,219              27
   ConocoPhillips                           90,127           4,864
   Cooper Cameron*                             150               8
   Devon Energy                              8,450             439
   Diamond Offshore Drilling                 1,251              28
   ENSCO International                       1,235              37
   EOG Resources                             5,884             254
   Equitable Resources                       3,228             130
   ExxonMobil                              369,418          13,447
   Forest Oil*                                 700              17
   Halliburton                              11,057             264
   Helmerich & Payne                         2,434              75
   Kerr-McGee                                5,159             245
   Marathon Oil                             50,188           1,291
   Murphy Oil                                  800              40
   Newfield Exploration*                     1,089              41
   Noble Energy                              1,426              52
   Occidental Petroleum                     86,635           2,923
   Patterson-UTI Energy*                       342              13
   Pioneer Natural Resources*                4,907             131
   Pogo Producing                            2,446             105
   Premcor*                                  1,172              26
   Pride International*                      2,763              53
   Rowan (B)*                                2,308              55
   Sunoco                                    3,500             129
   Tidewater                                 1,518              50


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            27

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

LARGE CAP VALUE FUND (Continued)
MAY 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Unocal                                   13,088       $     394
   Valero Energy                            25,703             964
   Varco International*                      1,852              40
   XTO Energy                                7,991             171
                                                         ---------
                                                            35,751
                                                         ---------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.3%
   Eastman Kodak                            38,013           1,165
                                                         ---------
RAILROADS -- 1.9%
   Burlington Northern Santa Fe             97,246           2,870
   CSX                                      40,982           1,342
   Norfolk Southern                         84,650           1,855
   Union Pacific                            24,180           1,475
                                                         ---------
                                                             7,542
                                                         ---------
REAL ESTATE -- 0.0%
   Catellus Development*                     1,212              27
   Forest City Enterprises, Cl A             1,065              43
                                                         ---------
                                                                70
                                                         ---------
REAL ESTATE INVESTMENT TRUSTS -- 1.3%
   AMB Property                              4,265             117
   Annaly Mortgage Management                4,715              92
   Apartment Investment &
     Management, Cl A                        4,151             146
   Archstone-Smith Trust                     9,029             215
   Arden Realty                              3,087              80
   AvalonBay Communities                     3,044             128
   Boston Properties                         3,557             149
   BRE Properties, Cl A                      2,237              72
   Camden Property Trust                     1,826              63
   CarrAmerica Realty                        2,579              72
   Centerpoint Properties Trust              1,118              66
   Cousins Properties                        1,753              47
   Crescent Real Estate Equity               4,200              68
   Developers Diversified Realty             3,670             104
   Duke Realty                               6,817             193
   Equity Office Properties Trust           21,274             573
   Equity Residential                       14,086             373
   First Industrial Realty Trust             2,120              64
   General Growth Properties (B)             3,155             185
   Health Care Property Investors            2,865             112
   Highwoods Properties                      2,683              57
   Hospitality Properties Trust              3,093              98
   Host Marriott (B)*                       11,900             107
   iStar Financial                           2,666              88
   Kimco Realty                              4,651             174
   Liberty Property Trust                    3,760             125
   Mack-Cali Realty                          2,100              72
   New Plan Excel Realty Trust               4,824             101
   Plum Creek Timber                         9,380             248
   Prologis                                  8,153             219

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Public Storage                            5,046       $     172
   Reckson Associates Realty                 3,042              62
   Regency Centers                           1,148              39
   Rouse                                     3,132             116
   Simon Property Group                      7,127             268
   Trizec Properties                         4,900              54
   United Dominion Realty Trust (B)          5,302              91
   Vornado Realty Trust                      3,665             155
   Weingarten Realty Investors               2,255              93
                                                         ---------
                                                             5,258
                                                         ---------
RETAIL -- 3.0%
   American Eagle Outfitters*                  403               7
   Autonation (B)*                           9,390             131
   Barnes & Noble*                           1,883              45
   Big Lots*                                 3,120              42
   Blockbuster, Cl A (B)                    26,256             444
   Borders Group*                            3,537              58
   Brinker International*                      500              17
   Carmax*                                   2,053              48
   CBRL Group                                2,149              78
   Circuit City Stores                       9,700              70
   Costco Wholesale*                        11,425             423
   CVS                                      19,953             521
   Darden Restaurants                       38,250             758
   Dillard's, Cl A                           3,364              45
   Federated Department Stores*             71,070           2,310
   Foot Locker                               4,968              67
   GameStop*                                   600               8
   Home Depot                               42,700           1,387
   JC Penney (B)                            13,605             236
   Limited                                  13,325             203
   May Department Stores                    33,534             727
   McDonald's                               65,145           1,220
   MSC Industrial Direct, Cl A*                245               5
   Neiman-Marcus Group, Cl A*                1,830              63
   Nike, Cl B                                1,000              56
   Nordstrom                                 4,700              88
   Office Depot*                            15,863             213
   Outback Steakhouse                        1,560              58
   Pier 1 Imports                            3,500              70
   Reebok International*                     2,514              80
   Rite Aid (B)*                            13,909              51
   Safeway*                                 38,394             723
   Saks*                                     6,716              63
   Sears Roebuck                            52,444           1,572
   Sonic Automotive*                           700              13
   Talbots                                     120               3
   Toys "R" Us*                              9,900             115
   Wendy's International                     2,372              71
   Yum! Brands (B)*                          3,000              84
   Zale*                                     1,100              40
                                                         ---------
                                                            12,213
                                                         ---------

--------------------------------------------------------------------------------
28            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

RETIREMENT/AGED CARE -- 0.0%
   Manor Care*                               2,986       $      71
                                                         ---------
RUBBER-TIRES -- 0.1%
   Cooper Tire & Rubber                     19,400             308
   Goodyear Tire & Rubber (B)                7,500              49
                                                         ---------
                                                               357
                                                         ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.3%
   Advanced Micro Devices (B)*              12,200              89
   Agere Systems*                           39,618              93
   Amkor Technology*                         2,600              29
   Applera - Applied Biosystems Group          535              10
   Applied Micro Circuits*                   9,060              45
   Atmel*                                    7,300              22
   Broadcom, Cl A (B)*                       4,600             113
   Conexant Systems*                         8,800              34
   Cypress Semiconductor (B)*                1,600              18
   Fairchild Semiconductor
     International*                            300               4
   Integrated Device Technology*             3,200              39
   International Rectifier*                    600              16
   Intersil, Cl A*                           2,117              52
   JDS Uniphase*                            34,672             134
   LSI Logic*                                9,500              61
   Micron Technology (B)*                   13,773             156
   MKS Instruments*                             40               1
   National Semiconductor*                   1,400              35
   Novellus Systems (B)*                       818              28
   PerkinElmer                               3,145              40
   Teradyne*                                 1,953              33
                                                         ---------
                                                             1,052
                                                         ---------
SOFTWARE -- 0.2%
   Advent Software*                             51               1
   BMC Software*                             5,394              91
   Citrix Systems*                           1,503              33
   Computer Associates
     International (B)                      20,675             448
   Compuware*                               10,717              65
   Sybase*                                   2,358              30
   Veritas Software*                         2,967              82
                                                         ---------
                                                               750
                                                         ---------
STEEL & STEEL WORKS -- 0.1%
   AK Steel Holding*                         5,400              16
   Allegheny Technologies                    4,132              27
   Nucor                                     3,984             190
   United States Steel                       4,861              77
                                                         ---------
                                                               310
                                                         ---------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

TELEPHONES & TELECOMMUNICATIONS -- 6.0%
   Alltel                                   15,902       $     761
   AT&T                                     38,942             759
   AT&T Wireless Services (B)*              57,406             446
   BellSouth                               140,941           3,736
   CenturyTel                                7,194             242
   Citizens Communications (B)*              7,700              95
   IDT*                                      2,400              39
   Lucent Technologies*                    200,642             443
   Nortel Networks*                        362,000           1,137
   Qwest Communications
     International (B)*                    156,733             704
   SBC Communications                      223,451           5,689
   Sprint-FON Group                        161,179           2,186
   Telephone & Data Systems                  2,700             132
   US Cellular*                              1,000              26
   Verizon Communications                  170,591           6,457
   West*                                        61               1
   WPP Group ADR                            27,800           1,150
                                                         ---------
                                                            24,003
                                                         ---------
TRUCKING -- 0.0%
   CNF                                       2,191              66
   Navistar International*                   3,398             105
   Swift Transportation*                     1,680              34
                                                         ---------
                                                               205
                                                         ---------
WATER UTILITIES -- 0.0%
   Philadelphia Suburban                     3,000              71
                                                         ---------
WHOLESALE -- 0.4%
   Genuine Parts                            30,557           1,004
   Ingram Micro, Cl A*                      26,374             291
   Performance Food Group*                     754              27
   Tech Data*                                8,800             219
   W.W. Grainger                             3,993             187
                                                         ---------
                                                             1,728
                                                         ---------
Total Common Stock
   (Cost $410,703)                                         391,883
                                                         ---------

EXCHANGE TRADED FUND -- 0.2%
   iShares Russell 1000
     Value Index Fund (B)                   14,803             746
                                                         ---------
Total Exchange Traded Fund
   (Cost $728)                                                 746
                                                         ---------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            29

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

LARGE CAP VALUE FUND (Concluded)
MAY 31, 2003

--------------------------------------------------------------------
                                       Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------

U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bills (A)
        1.170%, 08/28/03                    $1,000       $     997
                                                         ---------
Total U.S. Treasury Obligation
   (Cost $997)                                                 997
                                                         ---------

CORPORATE OBLIGATIONS (C) -- 2.6%

FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 2.3%
   American Express Credit
        1.319%, 12/17/03                       637             637
        1.300%, 01/13/04                       212             212
   American Honda Finance
        1.281%, 03/15/04                       531             532
        1.247%, 11/10/03                       170             170
   CIT Group
        2.428%, 12/05/03                       331             330
        2.075%, 05/03/04                        85              85
        2.001%, 04/08/04                       501             501
        1.852%, 01/09/04                       136             137
        1.483%, 08/14/03                        34              34
   Citigroup
        1.259%, 03/09/04                       425             426
        1.257%, 05/04/04                       199             200
   Countrywide Home Loans
        1.567%, 12/10/03                       170             170
        1.530%, 01/13/04                       351             351
        1.510%, 12/10/03                       110             111
        1.465%, 05/14/04                       212             212
   General Electric
        1.288%, 01/28/04                       212             212
   General Electric Capital
        1.390%, 07/28/03                       425             425
   Goldman Sachs Group
        1.354%, 08/04/03                       425             425
   Halogen Funding
        1.340%, 06/04/03                       178             178
        1.340%, 06/06/03                       340             340
   Household Finance
        2.287%, 08/01/03                       425             424
        1.747%, 09/12/03                       102             102
        1.382%, 04/23/04                        42              43
        1.374%, 03/11/04                       397             401
   International Lease Finance
        1.480%, 10/03/03                        85              85
   Liberty Light US Capital
        1.310%, 01/21/04                       425             425
        1.310%, 05/17/04                       255             255
   Merrill Lynch
        1.270%, 04/13/04                       425             425
   PNC Bank
        1.295%, 06/06/03                       892             892

--------------------------------------------------------------------
                                       Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------

   Scaldis Capital
        1.312%, 07/14/03                    $  425       $     424
   USA Education
        1.289%, 01/23/04                       151             151
   Washington Mutual Bank
        1.409%, 06/16/03                       153             153
                                                         ---------
                                                             9,468
                                                         ---------
MACHINERY -- 0.3%
   Caterpillar
        1.305%, 03/05/04                       195             196
        1.294%, 05/28/04                       212             212
        1.244%, 07/09/03                       425             425
        1.230%, 04/08/04                       255             255
                                                         ---------
                                                             1,088
                                                         ---------
Total Corporate Obligations
   (Cost $10,556)                                           10,556
                                                         ---------

COMMERCIAL PAPER (C) -- 1.5%

FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 1.5%
   ASAP Funding Limited
        1.241%, 06/17/03                       212             212
   Aquinas Funding
        1.224%, 09/10/03                       425             423
        1.181%, 06/13/03                       425             425
   Atlantis One Funding
        1.181%, 06/24/03                       850             849
   Edison Asset
        1.234%, 09/03/03                       425             423
   Mortgage Interest Networking Trust
        1.271%, 07/02/03                       850             849
   Park Granada
        1.313%, 07/28/03                       212             212
        1.292%, 07/29/03                       569             568
   Polonius
        1.200%, 06/11/03                       425             425
   Sigma Finance
        1.391%, 08/19/03                       212             212
        1.331%, 06/17/03                       209             209
        1.312%, 07/14/03                       425             424
   Tannehill Capital
        1.312%, 07/21/03                       170             170
        1.300%, 07/10/03                       255             255
        1.283%, 08/06/03                       170             169
   Witmer Funding
        1.281%, 06/12/03                       170             170
                                                         ---------
Total Commercial Paper
   (Cost $5,995)                                             5,995
                                                         ---------

--------------------------------------------------------------------------------
30            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------
                                       Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 2.7%
   Lehman Brothers (C)
     1.350%, dated 05/30/03, to be
     repurchased on 06/02/03,
     repurchase price $297,375
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $303,290)                       $  297       $     297
   Morgan Stanley Dean Witter (D)
     1.280%, dated 05/30/03, to be
     repurchased on 06/02/03,
     repurchase price $7,343,287
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $7,493,478)                      7,343           7,343
   UBS Paine Webber (C)
     1.360%, dated 05/30/03, to be
     repurchased on 06/02/03,
     repurchase price $3,351,966
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $3,418,646)                      3,352           3,352
                                                         ---------
Total Repurchase Agreements
   (Cost $10,992)                                           10,992
                                                         ---------
Total Investments -- 104.6%
   (Cost $439,971)                                         421,169
                                                         ---------

OTHER ASSETS AND LIABILITIES -- (4.6%)
Payable upon Return on Securities Loaned                   (20,200)
Investment Advisory Fees Payable                               (88)
Other Assets and Liabilities                                 1,724
                                                         ---------
Total Other Assets and Liabilities, Net                    (18,564)
                                                         ---------

--------------------------------------------------------------------
                                                           Value
                                                       ($ Thousands)
--------------------------------------------------------------------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 43,417,440 outstanding
   shares of beneficial interest                          $438,770
Undistributed net investment income                          1,358
Accumulated net realized loss on investments               (19,535)
Net unrealized depreciation on investments                 (18,802)
Net unrealized appreciation on futures contracts               814
                                                         ---------
Total Net Assets -- 100.0%                                $ 402,605
                                                         =========

Net Assets Value, Offering and Redemption
   Price Per Share -- Class A
   ($402,605,172 / 43,417,440 shares)                        $9.27
                                                             =====

*    Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts. Rate shown is effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at May 31, 2003 (see Note 11). The total value of securities on loan at May 31, 2003 was $19,642,378.
(C) These securities were purchased with cash collateral received from securities lending. The total value of such securities as of May 31, 2003 was $20,200,317 (See Note 11).
(D)  Tri-Party Repurchase Agreement.

ADR -- American Depository Receipt
Cl -- Class
NY -- New York

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            31

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

LARGE CAP GROWTH FUND
MAY 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

COMMON STOCK -- 97.5%

APPAREL/TEXTILES -- 0.6%
   Cintas                                   56,660       $   2,098
                                                         ---------
AUTOMOTIVE -- 0.2%
   Advance Auto Parts*                      15,820             941
                                                         ---------
BANKS -- 2.5%
   Bank of America                           7,200             534
   JP Morgan Chase                          28,100             923
   Northern Trust                          100,000           3,816
   State Street                            107,434           4,116
                                                         ---------
                                                             9,389
                                                         ---------
BEAUTY PRODUCTS -- 5.1%
   Avon Products                             5,020             306
   Colgate-Palmolive                        93,142           5,553
   Gillette                                229,842           7,725
   Procter & Gamble                         62,149           5,707
                                                         ---------
                                                            19,291
                                                         ---------
BIOTECHNOLOGY -- 0.6%
   Genentech (B)*                           37,500           2,348
                                                         ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 7.1%
   AOL Time Warner*                         58,690             893
   Clear Channel Communications (B)*       148,390           6,040
   COX Communications, Cl A (B)*           148,390           4,597
   Gannett                                  43,560           3,441
   Lamar Advertising*                        7,520             265
   Liberty Media*                          550,600           6,442
   McGraw-Hill                               8,850             559
   New York Times, Cl A                      9,460             453
   Univision Communications, Cl A*          44,090           1,316
   Valassis Communications*                 10,090             271
   Viacom, Cl B*                            54,920           2,500
                                                         ---------
                                                            26,777
                                                         ---------
BUILDING & CONSTRUCTION -- 0.8%
   Masco                                   124,694           3,067
                                                         ---------
COMMERCIAL SERVICES -- 1.8%
   Cendant*                                 74,540           1,252
   Expedia (B)*                             65,000           4,774
   Sabre Holdings                           25,270             625
                                                         ---------
                                                             6,651
                                                         ---------
COMMUNICATIONS EQUIPMENT -- 5.7%
   Crown Castle International*              34,410             286
   EchoStar Communications, Cl A (B)*      197,970           6,648
   Nokia Oyj ADR                           360,867           6,510
   Qualcomm                                242,016           8,127
                                                         ---------
                                                            21,571
                                                         ---------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

COMPUTERS & SERVICES -- 5.7%
   BISYS Group*                             23,000       $     414
   Cisco Systems*                          348,480           5,673
   Dell Computer*                          160,690           5,028
   eBay*                                    59,486           6,050
   EMC*                                    160,332           1,735
   Foundry Networks*                        37,800             582
   Lexmark International*                   11,500             856
   McData, Cl A*                            12,555             169
   Synopsys*                                12,605             772
                                                         ---------
                                                            21,279
                                                         ---------
DATA PROCESSING -- 4.9%
   Automatic Data Processing                24,722             863
   First Data (B)                          365,605          15,143
   Fiserv*                                  75,378           2,494
                                                         ---------
                                                            18,500
                                                         ---------
DRUGS -- 7.3%
   Allergan                                 55,000           3,966
   Bristol-Myers Squibb                      8,280             212
   Eli Lilly                                64,579           3,860
   Forest Laboratories*                     15,100             763
   Pfizer                                  475,275          14,743
   Schering-Plough                           8,750             161
   Teva Pharmaceutical Industries ADR       19,500             988
   Watson Pharmaceuticals*                  17,590             651
   Wyeth                                    50,260           2,204
                                                         ---------
                                                            27,548
                                                         ---------
ELECTRONICS -- 0.1%
   Energizer Holdings*                       9,420             299
                                                         ---------
ENTERTAINMENT -- 0.8%
   Metro-Goldwyn-Mayer*                     17,180             214
   Walt Disney (B)                         148,952           2,927
                                                         ---------
                                                             3,141
                                                         ---------
FINANCIAL SERVICES -- 8.2%
   American Express                         26,750           1,114
   Charles Schwab                          449,004           4,355
   Citigroup                                77,521           3,180
   Concord EFS*                             62,167             940
   Fannie Mae                               27,880           2,063
   Freddie Mac                              34,600           2,070
   Goldman Sachs Group (B)                  53,887           4,392
   MBNA                                     34,340             689
   Moody's                                  91,300           4,761
   Paychex                                 243,117           7,420
                                                         ---------
                                                            30,984
                                                         ---------

--------------------------------------------------------------------------------
32            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO -- 3.0%
   Coca-Cola                                96,130       $   4,381
   Dean Foods*                              21,600             988
   PepsiCo                                 104,729           4,629
   Wm. Wrigley Jr.                          19,980           1,129
                                                         ---------
                                                            11,127
                                                         ---------
GAS/NATURAL GAS -- 1.4%
   Praxair                                  86,800           5,207
                                                         ---------
HOTELS & LODGING -- 2.0%
   Harrah's Entertainment*                  20,000             802
   Marriott International, Cl A (B)        160,757           6,285
   Starwood Hotels & Resorts Worldwide      10,380             301
                                                         ---------
                                                             7,388
                                                         ---------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.3%
   General Electric (B)                     82,700           2,374
   Newell Rubbermaid                        82,492           2,351
                                                         ---------
                                                             4,725
                                                         ---------
INSURANCE -- 3.1%
   Aetna                                    14,200             815
   AMBAC Financial Group                     8,780             586
   American International Group            133,443           7,724
   Marsh & McLennan                         50,846           2,549
                                                         ---------
                                                            11,674
                                                         ---------
MACHINERY -- 0.3%
   Caterpillar (B)                          23,718           1,237
                                                         ---------
MEDICAL PRODUCTS & SERVICES -- 9.9%
   Amgen*                                  146,883           9,505
   Cardinal Health (B)                      29,505           1,703
   Caremark Rx*                             49,100           1,109
   Gilead Sciences*                         16,700             881
   Health Net*                              26,520             803
   IMS Health                               37,302             665
   Johnson & Johnson                       128,817           7,001
   Medtronic                               257,459          12,546
   WellPoint Health Networks*               35,000           2,987
                                                         ---------
                                                            37,200
                                                         ---------
OFFICE/BUSINESS EQUIPMENT -- 0.9%
   3M                                       26,304           3,327
                                                         ---------
PETROLEUM & FUEL PRODUCTS -- 1.4%
   Schlumberger                             85,297           4,147
   Transocean*                              44,783           1,047
                                                         ---------
                                                             5,194
                                                         ---------

---------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

RETAIL -- 9.5%
   Brinker International*                   37,700       $   1,313
   Costco Wholesale*                        94,957           3,518
   Dollar Tree Stores*                       7,370             214
   Family Dollar Stores                     45,710           1,666
   Gap                                      41,200             701
   Home Depot                               96,329           3,130
   Kohl's (B)*                              91,746           4,803
   Lowe's                                   69,104           2,920
   Staples*                                195,000           3,781
   TJX                                     100,000           1,820
   Wal-Mart Stores                         168,870           8,884
   Walgreen                                 93,600           2,882
                                                         ---------
                                                            35,632
                                                         ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.2%
   Intel (B)                               525,477          10,951
   Texas Instruments                        49,230           1,009
                                                         ---------
                                                            11,960
                                                         ---------
SOFTWARE -- 6.2%
   Computer Associates International        36,305             787
   DST Systems*                             17,270             610
   Electronic Arts (B)*                     40,384           2,769
   Intuit*                                  13,200             608
   Mercury Interactive (B)*                 10,400             409
   Microsoft (B)                           643,573          15,838
   Sungard Data Systems*                    44,884           1,032
   Symantec (B)*                             8,380             379
   Veritas Software (B)*                    38,753           1,076
                                                         ---------
                                                            23,508
                                                         ---------
TELEPHONES & TELECOMMUNICATIONS -- 0.7%
   Amdocs*                                  41,600             812
   Nextel Communications, Cl A (B)*         69,000           1,034
   Verizon Communications                   19,300             730
                                                         ---------
                                                             2,576
                                                         ---------
TRUCKING -- 2.9%
   Expeditors International Washington     120,000           4,193
   United Parcel Service, Cl B             106,551           6,652
                                                         ---------
                                                            10,845
                                                         ---------
WHOLESALE -- 0.3%
   Fastenal (B)                             31,401           1,050
                                                         ---------
Total Common Stock
   (Cost $374,820)                                         366,534
                                                         ---------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            33

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

LARGE CAP GROWTH FUND (Concluded)
MAY 31, 2003

--------------------------------------------------------------------
                                       Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------

U.S. TREASURY OBLIGATION -- 0.4%
   U.S. Treasury Bills (A)
        1.170%, 08/28/03                   $ 1,500       $   1,496
                                                         ---------
Total U.S. Treasury Obligation
   (Cost $1,496)                                             1,496
                                                         ---------

CORPORATE OBLIGATIONS (C) -- 5.7%

FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 5.1%
   American Express Credit
        1.319%, 12/17/03                     1,295           1,296
        1.300%, 01/13/04                       432             432
   American Honda Finance
        1.281%, 03/15/04                     1,079           1,081
        1.247%, 11/10/03                       345             346
   CIT Group
        2.428%, 12/05/03                       673             671
        2.075%, 05/03/04                       173             173
        2.001%, 04/08/04                     1,019           1,019
        1.852%, 01/09/04                       276             277
        1.483%, 08/14/03                        69              69
   Citigroup
        1.259%, 03/09/04                       863             865
        1.257%, 05/04/04                       404             405
   Countrywide Home Loans
        1.567%, 12/10/03                       345             345
        1.530%, 01/13/04                       713             713
        1.510%, 12/10/03                       224             225
        1.465%, 05/14/04                       432             432
   General Electric
        1.288%, 01/28/04                       432             432
   General Electric Capital
        1.390%, 07/28/03                       863             863
   Goldman Sachs Group
        1.354%, 08/04/03                       863             863
   Halogen Funding
        1.340%, 06/04/03                       363             363
        1.340%, 06/06/03                       691             691
   Household Finance
        2.287%, 08/01/03                       863             863
        1.747%, 09/12/03                       207             208
        1.382%, 04/23/04                        86              87
        1.374%, 03/11/04                       807             815
   International Lease Finance
        1.480%, 10/03/03                       173             173
   Liberty Light US Capital
        1.310%, 01/21/04                       863             863
        1.310%, 05/17/04                       518             518
   Merrill Lynch
        1.270%, 04/13/04                       863             863
   PNC Bank
        1.295%, 06/06/03                     1,813           1,813

--------------------------------------------------------------------
                                       Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------

   Scaldis Capital
        1.312%, 07/14/03                   $   863       $     862
   USA Education
        1.289%, 01/23/04                       307             308
   Washington Mutual Bank
        1.409%, 06/16/03                       311             311
                                                         ---------
                                                            19,245
                                                         ---------
MACHINERY -- 0.6%
   Caterpillar
        1.305%, 03/05/04                       397             398
        1.294%, 05/28/04                       432             432
        1.244%, 07/09/03                       863             863
        1.230%, 04/08/04                       518             519
                                                         ---------
                                                             2,212
                                                         ---------
Total Corporate Obligations
   (Cost $21,457)                                           21,457
                                                         ---------

COMMERCIAL PAPER (C) -- 3.2%

FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 3.2%
   ASAP Funding Limited
        1.241%, 06/17/03                       432             431
   Aquinas Funding
        1.224%, 09/10/03                       863             860
        1.181%, 06/13/03                       863             863
   Atlantis One Funding
        1.181%, 06/24/03                     1,727           1,725
   Edison Asset
        1.234%, 09/03/03                       863             861
   Mortgage Interest Networking Trust
        1.271%, 07/02/03                     1,727           1,725
   Park Granada
        1.313%, 07/28/03                       432             431
        1.292%, 07/29/03                     1,157           1,155
   Polonius
        1.200%, 06/11/03                       863             863
   Sigma Finance
        1.391%, 08/19/03                       432             432
        1.331%, 06/17/03                       426             425
        1.312%, 07/14/03                       863             862
   Tannehill Capital
        1.312%, 07/21/03                       345             345
        1.300%, 07/10/03                       518             518
        1.283%, 08/06/03                       345             345
   Witmer Funding
        1.281%, 06/12/03                       345             345
                                                         ---------
Total Commercial Paper
   (Cost $12,186)                                           12,186
                                                         ---------

--------------------------------------------------------------------------------
34            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------
                                Shares/Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------

CASH EQUIVALENT -- 0.2%
   First Union Cash Management
     Program                               834,269       $     834
                                                         ---------
Total Cash Equivalent
   (Cost $834)                                                 834
                                                         ---------

REPURCHASE AGREEMENTS -- 3.3%
   ABM Amro (D)
     1.300%, dated 05/30/03, to be
     repurchased on 06/02/03,
     repurchase price $3,189,537
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $3,253,547)                    $ 3,189           3,189
   Lehman Brothers (C)
     1.350%, dated 05/30/03, to be
     repurchased on 06/02/03,
     repurchase price $604,444
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $616,468)                          604             604
   Morgan Stanley Dean Witter (D)
     1.300%, dated 05/30/03, to be
     repurchased on 06/02/00,
     repurchase price $1,917,749
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $1,960,677)                      1,918           1,918
   UBS Paine Webber (C)
     1.360%, dated 05/30/03, to be
     repurchased on 06/02/03,
     repurchase price $6,813,216
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $6,948,751)                      6,812           6,812
                                                         ---------
Total Repurchase Agreements
   (Cost $12,523)                                           12,523
                                                         ---------
Total Investments -- 110.3%
   (Cost $423,316)                                         415,030
                                                         ---------

OTHER ASSETS AND LIABILITIES -- (10.3%)
Payable upon Return on Securities Loaned                   (41,059)
Investment Advisory Fees Payable                               (80)
Other Assets and Liabilities                                 2,522
                                                         ---------
Total Other Assets and Liabilities, Net                    (38,617)
                                                         ---------

-------------------------------------------------------------------
                                                          Value
                                                      ($ Thousands)
-------------------------------------------------------------------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 79,402,076 outstanding
   shares of beneficial interest                         $ 562,025
Undistributed net investment income                            359
Accumulated net realized loss on investments              (177,982)
Net unrealized depreciation on investments                  (8,286)
Net unrealized appreciation on futures contracts               297
                                                         ---------
Total Net Assets -- 100.0%                               $ 376,413
                                                         =========

Net Assets Value, Offering and Redemption
   Price Per Share -- Class A
   ($376,413,229 / 79,402,076 shares)                        $4.74
                                                             =====

*    Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts. Rate shown is effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at May 31, 2003 (see Note 11). The total value of securities on loan at May 31, 2003 was $40,428,889.
(C) These securities were purchased with cash collateral received from securities lending. The total value of such securities as of May 31, 2003 was $41,059,226 (See Note 11).
(D)  Tri-Party Repurchase Agreement.
ADR -- American Depository Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            35

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

LARGE CAP INDEX FUND
MAY 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

COMMON STOCK -- 99.4%

AEROSPACE & DEFENSE -- 1.7%
   Alliant Techsystems*                        468       $      24
   Boeing                                   12,380             380
   General Dynamics                          2,803             187
   General Motors-Hughes Electronics*       14,873             181
   Goodrich                                  1,697              31
   Honeywell International                  12,633             331
   Lockheed Martin                           5,710             265
   Northrop Grumman                          2,392             210
   Raytheon                                  6,178             198
   Rockwell Collins                          2,691              62
   Textron                                   1,864              65
   Titan*                                      943               8
   United Technologies                       7,308             499
                                                         ---------
                                                             2,441
                                                         ---------
AIR TRANSPORTATION -- 0.4%
   AMR*                                      1,948              12
   Continental Airlines, Cl B*                 822               9
   Delta Air Lines                           2,012              27
   FedEx                                     4,555             291
   JetBlue Airways*                             92               3
   Northwest Airlines*                         663               6
   Skywest                                     660               9
   Southwest Airlines                       11,983             193
                                                         ---------
                                                               550
                                                         ---------
APPAREL/TEXTILES -- 0.3%
   Cintas                                    1,867              69
   Coach*                                    1,340              66
   Columbia Sportswear*                        202              10
   Jones Apparel Group*                      1,771              52
   Liz Claiborne                             1,716              58
   Mohawk Industries*                          774              45
   Polo Ralph Lauren*                          354              10
   Timberland, Cl A*                           269              13
   VF                                        1,368              52
                                                         ---------
                                                               375
                                                         ---------
AUTOMOTIVE -- 0.9%
   Advance Auto Parts*                         195              12
   American Axle &
     Manufacturing Holdings*                   323               8
   ArvinMeritor                                969              17
   Autoliv                                   1,650              42
   BorgWarner                                  462              27
   Dana                                      1,993              18
   Delphi                                    8,465              75
   Ford Motor                               27,676             290
   General Motors                            8,596             304
   Harley-Davidson                           4,703             198

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Harsco                                      536       $      19
   ITT Industries                            1,385              87
   Lear*                                     1,085              43
   O'Reilly Automotive*                        530              16
   Paccar                                    1,680             111
   Polaris Industries                          295              18
   Visteon                                   1,634              10
                                                         ---------
                                                             1,295
                                                         ---------
BANKS -- 9.1%
   AmSouth Bancorp                           5,562             124
   Associated Banc                           1,250              47
   Astoria Financial                         1,295              34
   Bancorpsouth                              1,081              24
   Bank of America                          23,682           1,757
   Bank of Hawaii                              890              31
   Bank of New York                         11,109             321
   Bank One                                 18,100             676
   Banknorth Group                           2,406              62
   BB&T                                      7,456             255
   BOK Financial*                              219               8
   Capitol Federal Financial                   305               9
   Charter One Financial                     3,513             107
   Citizens Banking                            573              15
   City National                               538              24
   Colonial BancGroup                        1,609              22
   Comerica                                  2,751             127
   Commerce Bancorp                            815              31
   Commerce Bancshares                         879              36
   Compass Bancshares                        2,009              74
   Cullen/Frost Bankers                        882              30
   Downey Financial                            277              12
   Fifth Third Bancorp                       7,870             453
   First Midwest Bancorp                       628              18
   First Tennessee National                  1,938              91
   First Virginia Banks                      1,187              51
   FirstMerit                                1,117              26
   FleetBoston Financial                    16,148             477
   FNB                                         592              18
   Fulton Financial                          1,715              35
   Golden West Financial                     1,941             151
   Greater Bay Bancorp                         578              12
   Greenpoint Financial                      1,252              63
   Hibernia, Cl A                            2,575              50
   Hudson City Bancorp                       1,213              31
   Hudson United Bancorp                       743              26
   Huntington Bancshares                     3,556              73
   Independence Community Bank                 856              24
   IndyMac Bancorp                             948              24
   Investors Financial Services              1,096              26
   JP Morgan Chase                          30,653           1,007
   Keycorp                                   6,604             174
   M&T Bank                                  1,565             139

--------------------------------------------------------------------------------
36            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Marshall & Ilsley                         3,424       $     103
   Mellon Financial                          6,840             186
   Mercantile Bankshares                     1,163              47
   National City                             9,407             318
   National Commerce Financial               3,250              74
   New York Community Bancorp
     (NY Shares)                             2,084              58
   North Fork Bancorporation                 2,481              82
   Northern Trust                            3,004             115
   Old National Bancorp                        853              20
   Park National                               150              17
   Peoples Bank Bridgeport                     317               9
   PNC Financial Services Group              4,400             217
   Popular                                   2,077              82
   Provident Financial Group                   549              14
   Regions Financial                         3,535             124
   Roslyn Bancorp                              922              18
   Silicon Valley Bancshares*                  547              14
   Sky Financial Group                       1,293              28
   SouthTrust                                5,367             154
   Sovereign Bancorp                         3,867              63
   State Street                              5,037             193
   SunTrust Banks                            3,871             230
   Synovus Financial                         4,500             103
   TCF Financial                             1,143              45
   Trustmark                                   585              15
   Union Planters                            3,096             100
   UnionBanCal                                 857              36
   US Bancorp                               29,453             698
   Valley National Bancorp                   1,664              45
   Wachovia                                 21,077             847
   Washington Federal                          914              21
   Washington Mutual                        15,016             612
   Webster Financial                           614              23
   Wells Fargo                              26,327           1,272
   Westamerica Bancorporation                  585              26
   Whitney Holding                             530              18
   Wilmington Trust                          1,113              32
   Zions Bancorporation                      1,448              74
                                                         ---------
                                                            12,928
                                                         ---------
BEAUTY PRODUCTS -- 2.4%
   Alberto-Culver, Cl B                        516              26
   Avon Products                             3,674             224
   Colgate-Palmolive                         8,446             504
   Dial                                      1,298              26
   Ecolab                                    1,981             106
   Estee Lauder, Cl A                        1,576              52
   Gillette                                 16,293             548
   International Flavors & Fragrances        1,212             38
   Procter & Gamble                         19,993           1,836
                                                         ---------
                                                             3,360
                                                         ---------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

BIOTECHNOLOGY -- 0.5%
   Affymetrix*                                 646       $      14
   Biogen*                                   2,260              96
   Charles River Laboratories
     International*                            573              18
   Chiron*                                   1,476              65
   Genentech*                                3,402             213
   Genzyme-General Division*                 3,013             143
   Human Genome Sciences*                    1,556              23
   ICOS*                                       653              21
   Idec Pharmaceuticals*                     1,669              64
   Invitrogen*                                 839              33
   Ribapharm*                                  271               1
                                                         ---------
                                                               691
                                                         ---------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 4.3%
   American Greetings, Cl A*                   889              16
   AOL Time Warner*                         65,948           1,004
   Avaya*                                    5,862              39
   Belo, Cl A                                1,494              35
   Cablevision Systems, Cl A*                2,238              43
   Catalina Marketing*                         406               8
   Charter Communications, Cl A*             1,612               5
   CIENA*                                    6,926              40
   Clear Channel Communications*             7,903             322
   Comcast, Cl A*                           33,555           1,010
   Comverse Technology*                      2,986              45
   COX Communications, Cl A*                 3,184              99
   COX Radio, Cl A*                            377               9
   Cumulus Media, Cl A*                        338               6
   Dow Jones                                   819              37
   E.W. Scripps, Cl A                          413              36
   Emmis Communications, Cl A*                 400               8
   Entercom Communications*                    507              25
   Entravision Communications, Cl A*           644               7
   Fox Entertainment Group, Cl A*            2,023              57
   Gannett                                   4,124             326
   Gemstar-TV Guide International*           2,885              13
   Getty Images*                               342              14
   Hearst-Argyle Television*                   257               6
   Hispanic Broadcasting*                    1,027              26
   Interpublic Group                         5,975              82
   Knight-Ridder                             1,267              89
   Lamar Advertising*                        1,230              43
   Lee Enterprises                             571              22
   Liberty Media*                           40,119             469
   Lin TV, Cl A*                               232               5
   McClatchy, Cl A                             262              16
   McGraw-Hill                               3,018             191
   Media General, Cl A                         153               9
   Meredith                                    543              24
   New York Times, Cl A                      2,062              99
   Omnicom Group                             2,906             203
   Polycom*                                  1,279              16

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            37

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

LARGE CAP INDEX FUND (Continued)
MAY 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Radio One, Cl D*                            955       $      16
   Reader's Digest Association               1,256              16
   RR Donnelley & Sons                       1,747              44
   Scholastic*                                 351              11
   Tellabs*                                  6,488              52
   Tribune                                   3,007             150
   UnitedGlobalCom, Cl A*                      945               4
   Univision Communications, Cl A*           2,393              71
   USA Interactive*                          3,406             131
   Valassis Communications*                    643              17
   Viacom, Cl B*                            23,997           1,092
   Washington Post, Cl B                        57              41
   Westwood One*                             1,156              39
                                                         ---------
                                                             6,188
                                                         ---------
BUILDING & CONSTRUCTION -- 0.5%
   American Standard*                          920              68
   Centex                                      924              72
   Clayton Homes                             1,205              15
   DR Horton                                 1,839              48
   KB Home                                     553              35
   Lafarge North America                       362              11
   Lennar, Cl A                                869              58
   Martin Marietta Materials                   625              21
   Masco                                     7,517             185
   NVR*                                         81              33
   Pulte Homes                                 781              51
   Ryland Group                                421              27
   Toll Brothers*                              575              17
   Vulcan Materials                          1,411              52
   York International                          528              14
                                                         ---------
                                                               707
                                                         ---------
CHEMICALS -- 1.2%
   Albemarle                                   328               9
   Ashland                                   1,177              38
   Cabot                                       995              29
   Church & Dwight                             650              21
   Dow Chemical                             14,003             445
   E.I. Du Pont de Nemours                  15,305             645
   Eastman Chemical                          1,167              38
   Engelhard                                 2,058              52
   Hercules*                                 1,001              10
   IMC Global                                1,408              12
   Lubrizol                                    823              26
   Lyondell Chemical                         2,014              29
   Monsanto                                  3,936              79
   OM Group                                    338               5
   PPG Industries                            2,600             127
   Rohm & Haas                               2,384              77
   Scotts, Cl A*                               259              13
   Sigma-Aldrich                             1,087              57
                                                         ---------
                                                             1,712
                                                         ---------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

COAL MINING -- 0.0%
   Consol Energy                               290       $       7
                                                         ---------
COMMERCIAL SERVICES -- 0.9%
   AMN Healthcare Services*                    178               2
   Apollo Group, Cl A*                       1,828             107
   BearingPoint*                             2,132              20
   Brink's                                     655              10
   Career Education*                           719              44
   Cendant*                                 15,878             267
   Certegy*                                    977              27
   ChoicePoint*                              1,269              48
   Convergys*                                2,388              43
   Danaher                                   1,691             113
   DeVry*                                      945              24
   Education Management*                       315              15
   Expedia*                                    240              18
   Fluor                                     1,242              44
   Harte-Hanks                                 738              13
   Hotels.com, Cl A*                           114              10
   Interactive Data*                           473               8
   Iron Mountain*                              890              35
   Jacobs Engineering Group*                   689              27
   Manpower                                  1,246              43
   Monster Worldwide*                        1,096              22
   National Processing*                         66               1
   Quintiles Transnational*                  1,589              22
   Robert Half International*                2,576              44
   Rockwell Automation                       2,438              58
   Sabre Holdings                            2,293              57
   ServiceMaster                             4,851              52
   St. Joe                                     338              10
   University of Phoenix Online*               215              10
   Viad                                      1,510              31
   Weight Watchers International*              317              13
                                                         ---------
                                                             1,238
                                                         ---------
COMMUNICATIONS EQUIPMENT -- 0.8%
   ADC Telecommunications*                  12,735              34
   Advanced Fibre Communication*             1,097              21
   Andrew*                                   1,260              13
   Corning*                                 19,458             142
   EchoStar Communications, Cl A*            3,723             125
   Harman International Industries             448              33
   Harris                                    1,042              32
   Motorola                                 35,082             299
   PanAmSat*                                   336               6
   Qualcomm                                 11,907             400
   Scientific-Atlanta                        2,340              46
   Utstarcom*                                  819              24
                                                         ---------
                                                             1,175
                                                         ---------

--------------------------------------------------------------------------------
38            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

COMPUTERS & SERVICES -- 6.2%
   3Com*                                     5,790       $      28
   Affiliated Computer Services, Cl A*       1,465              68
   Amazon.Com*                               2,827             102
   Apple Computer*                           5,394              97
   Autodesk                                  1,959              29
   BISYS Group*                              1,879              34
   Brocade Communications Systems*           4,235              26
   Cadence Design Systems*                   4,193              58
   CDW Computer Centers*                       978              40
   Ceridian*                                 2,366              41
   Checkfree*                                1,099              27
   Cisco Systems*                          112,558           1,832
   Computer Sciences*                        2,703             107
   Dell Computer*                           34,805           1,089
   Diebold                                   1,167              47
   eBay*                                     2,324             236
   Electronic Data Systems                   7,405             149
   EMC*                                     33,951             367
   Emulex*                                   1,391              34
   Gateway*                                  2,261               7
   GTECH Holdings*                             843              30
   Hewlett-Packard                          41,664             812
   International Business Machines          26,331           2,318
   International Game Technology*            1,339             118
   Jabil Circuit*                            2,466              52
   Jack Henry & Associates                     962              15
   Juniper Networks*                         5,093              71
   Lexmark International*                    2,009             149
   Macromedia*                                 793              16
   NCR*                                      1,340              34
   Network Appliance*                        4,688              80
   Perot Systems, Cl A*                        925              10
   RealNetworks*                             1,126               9
   Reynolds & Reynolds, Cl A                 1,062              31
   Storage Technology*                       1,742              47
   Sun Microsystems*                        50,413             218
   Symbol Technologies                       3,650              49
   Synopsys*                                 1,136              70
   Unisys*                                   5,133              58
   VeriSign*                                 3,519              53
   WebMD*                                    4,749              47
   Yahoo!*                                   6,055             181
   Zebra Technologies, Cl A*                   381              28
                                                         ---------
                                                             8,914
                                                         ---------
CONTAINERS & PACKAGING -- 0.2%
   Ball                                        852              42
   Bemis                                       843              39
   Owens-Illinois*                           1,431              16
   Packaging of America*                       791              14
   Pactiv*                                   2,529              49
   Sealed Air*                               1,261              55

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Smurfit-Stone Container*                  2,877       $      43
   Sonoco Products                           1,629              37
                                                         ---------
                                                               295
                                                         ---------
DATA PROCESSING -- 0.8%
   Acxiom*                                     977              15
   Alliance Data Systems*                      989              24
   Automatic Data Processing                 9,596             335
   CSG Systems International*                  658               9
   D&B*                                      1,106              43
   First Data                               11,793             489
   Fiserv*                                   2,931              97
   Global Payments                             659              22
   SEI Investments (B)                       1,282              37
   Total System Services                       401               8
                                                         ---------
                                                             1,079
                                                         ---------
DRUGS -- 7.6%
   Abbott Laboratories                      24,025           1,070
   Allergan                                  2,082             150
   Andrx*                                      831              16
   Barr Laboratories*                          705              37
   Bristol-Myers Squibb                     29,840             764
   Celgene*                                  1,309              41
   Cephalon*                                   775              35
   Eli Lilly                                14,836             887
   Forest Laboratories*                      4,897             247
   ICN Pharmaceuticals                       1,101              17
   IVAX*                                     2,261              39
   King Pharmaceuticals*                     3,651              52
   Medicis Pharmaceutical, Cl A*               477              27
   Medimmune*                                3,875             137
   Merck                                    34,845           1,937
   Millennium Pharmaceuticals*               4,233              66
   Mylan Laboratories                        2,929              85
   Pfizer                                  123,859           3,842
   Schering-Plough                          22,656             418
   SICOR*                                      970              20
   Vertex Pharmaceuticals*                     936              14
   Watson Pharmaceuticals*                   1,647              61
   Wyeth                                    20,424             896
                                                         ---------
                                                            10,858
                                                         ---------
ELECTRICAL SERVICES -- 3.0%
   AES*                                      6,924              55
   Allegheny Energy                          1,687              15
   Allete                                    1,311              33
   Alliant Energy                            1,262              25
   Ameren                                    2,496             114
   American Electric Power                   6,181             179
   American Power Conversion*                2,740              42
   Aquila                                    2,293               6

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            39

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

LARGE CAP INDEX FUND (Continued)
MAY 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Calpine*                                  5,741       $      30
   Centerpoint Energy                        4,303              41
   Cinergy                                   2,746             104
   CMS Energy                                1,655              13
   Consolidated Edison                       3,432             148
   Constellation Energy Group                2,499              83
   Dominion Resources                        4,717             297
   DPL                                       1,698              28
   DTE Energy                                2,467             107
   Duke Energy                              13,819             268
   Edison International*                     5,106              83
   Energy East                               2,389              51
   Entergy                                   3,460             179
   Exelon                                    5,011             287
   FirstEnergy                               4,286             158
   FPL Group                                 2,729             181
   Great Plains Energy                       1,104              32
   Hawaiian Electric Industries                534              24
   Hubbell, Cl B                               802              27
   Idacorp                                     638              17
   Kemet*                                    1,117              11
   MDU Resources Group                       1,203              39
   Mirant*                                   5,147              18
   Molex                                     2,089              57
   NiSource                                  3,745              73
   Northeast Utilities                       2,206              36
   NSTAR                                       887              41
   OGE Energy                                1,274              27
   Pepco Holdings                            2,483              51
   PG&E*                                     5,969             101
   Pinnacle West Capital                     1,252              47
   PPL                                       2,691             109
   Progress Energy                           3,670             173
   Public Service Enterprise Group           3,438             147
   Puget Energy                              1,523              36
   Reliant Resources*                        4,693              31
   SCANA                                     1,595              54
   Southern                                 10,882             343
   TECO Energy                               2,630              34
   Texas Genco Holdings                        175               4
   TXU                                       4,857              98
   Wisconsin Energy                          1,831              51
   Xcel Energy                               6,152              95
                                                         ---------
                                                             4,303
                                                         ---------
ELECTRONICS -- 0.3%
   Adaptec*                                  1,398              11
   Agilent Technologies*                     7,101             129
   Arrow Electronics*                        1,610              27
   Avnet*                                    1,868              25
   AVX                                         658               8
   Energizer Holdings*                       1,457              46
   Gentex*                                   1,268              40

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   L-3 Communications Holdings*              1,135       $      49
   Sanmina-SCI*                              8,348              48
   Solectron*                               13,120              53
   Tektronix*                                1,093              23
   Vishay Intertechnology*                   2,551              37
                                                         ---------
                                                               496
                                                         ---------
ENTERTAINMENT -- 0.6%
   Brunswick                                 1,460              32
   Callaway Golf                               900              13
   Hasbro                                    2,244              36
   International Speedway                      330              12
   Mattel                                    6,768             146
   Metro-Goldwyn-Mayer*                        655               8
   Regal Entertainment Group                   240               5
   Six Flags*                                1,115               8
   Walt Disney                              31,432             618
                                                         ---------
                                                               878
                                                         ---------
ENVIRONMENTAL SERVICES -- 0.2%
   Allied Waste Industries*                  1,744              17
   Republic Services*                        2,440              58
   Waste Management                          8,980             229
                                                         ---------
                                                               304
                                                         ---------
FINANCIAL SERVICES -- 7.2%
   Affiliated Managers Group*                  282              15
   AG Edwards                                1,351              44
   Allied Capital                            1,743              41
   American Express                         18,181             757
   AmeriCredit*                              2,537              24
   Bear Stearns                              1,452             112
   BlackRock*                                  239              11
   Capital One Financial                     3,118             150
   Charles Schwab                           16,888             164
   Citigroup                                80,254           3,292
   Concord EFS*                              7,805             118
   Countrywide Credit Industry               1,711             126
   Deluxe                                      917              43
   Doral Financial                             923              39
   E*TRADE Group*                            3,674              28
   Eaton Vance                               1,027              31
   Equifax                                   2,316              59
   Fannie Mae                               15,328           1,134
   Federated Investors, Cl B                 1,385              39
   Franklin Resources                        2,611              97
   Freddie Mac                              10,694             640
   Goldman Sachs Group                       3,725             304
   H&R Block                                 2,832             116
   Instinet Group*                             658               3
   Investment Technology Group*                632               9
   Janus Capital Group                       3,768              59

--------------------------------------------------------------------------------
40            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------


--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   LaBranche                                   614       $      13
   Legg Mason                                1,015              66
   Lehman Brothers Holdings                  3,796             272
   MBNA                                     16,210             325
   Merrill Lynch                            14,233             616
   Moody's                                   2,007             105
   Morgan Stanley Dean Witter               16,969             776
   Neuberger Berman                            962              32
   Nuveen Investments, Cl A                    281               7
   Paychex                                   5,078             155
   Providian Financial*                      4,225              38
   Raymond James Financial                     521              16
   SLM                                       2,272             273
   Student Loan                                 51               6
   T Rowe Price Group                        1,590              58
   Waddell & Reed Financial, Cl A              938              21
                                                         ---------
                                                            10,234
                                                         ---------
FOOD, BEVERAGE & TOBACCO -- 5.3%
   Adolph Coors, Cl B                          476              26
   Albertson's                               5,414             113
   Altria Group                             31,125           1,285
   Anheuser-Busch                           13,504             711
   Archer-Daniels-Midland                    8,756             105
   Brown-Forman, Cl B                          493              39
   Campbell Soup                             3,413              85
   Coca-Cola                                31,226           1,423
   Coca-Cola Enterprises                     3,531              66
   ConAgra Foods                             8,330             202
   Constellation Brands, Cl A*               1,189              33
   Dean Foods*                               1,433              66
   Dreyer's Grand Ice Cream                    286              22
   General Mills                             5,592             262
   Hershey Foods                             1,440             102
   HJ Heinz                                  5,431             180
   Hormel Foods                              1,283              30
   Kellogg                                   3,797             134
   Kraft Foods, Cl A                         4,333             140
   Kroger*                                  11,599             186
   Lancaster Colony                            522              20
   Loews - Carolina Group                      322               8
   McCormick                                 2,238              60
   Pepsi Bottling Group                      2,729              56
   PepsiAmericas                             1,079              14
   PepsiCo                                  27,213           1,203
   RJ Reynolds Tobacco Holdings              1,410              48
   Sara Lee                                 12,205             222
   Smithfield Foods*                         1,870              39
   Supervalu                                 2,141              43
   Sysco                                    10,247             317
   Tootsie Roll Industries                     329              10
   Tyson Foods, Cl A                         3,773              36
   UST                                       2,574              91

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Whole Foods Market*                         793       $      43
   Winn-Dixie Stores                           872              12
   Wm. Wrigley Jr.                           2,509             142
                                                         ---------
                                                             7,574
                                                         ---------
GAS/NATURAL GAS -- 0.6%
   Air Products & Chemicals                  3,521             154
   Dynegy, Cl A                              3,507              17
   El Paso                                   8,979              78
   KeySpan                                   2,369              83
   Kinder Morgan                             1,433              73
   National Fuel Gas                         1,166              30
   Nicor                                       586              21
   Peoples Energy                              581              25
   Praxair                                   2,531             152
   Questar                                   1,229              40
   Sempra Energy                             2,665              73
   Vectren                                     893              22
   Williams                                  7,611              60
                                                         ---------
                                                               828
                                                         ---------
HAND/MACHINE TOOLS -- 0.2%
   Black & Decker                            1,296              56
   Illinois Tool Works                       3,362             209
   Snap-On                                   1,009              31
   Stanley Works                               932              26
                                                         ---------
                                                               322
                                                         ---------
HOTELS & LODGING -- 0.3%
   Extended Stay America*                      997              12
   Harrah's Entertainment*                   1,696              68
   Hilton Hotels                             4,884              68
   Mandalay Resort Group*                      558              17
   Marriott International, Cl A              2,964             116
   MGM Mirage*                               1,157              33
   Park Place Entertainment*                 4,588              35
   Starwood Hotels & Resorts Worldwide       3,046              88
                                                         ---------
                                                               437
                                                         ---------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 3.5%
   Clorox                                    2,389             107
   Ethan Allen Interiors                       535              19
   Fortune Brands                            2,311             121
   Furniture Brands International*             635              17
   General Electric                        152,954           4,390
   La-Z-Boy                                    624              14
   Leggett & Platt                           3,066              67
   Maytag                                    1,314              32
   Newell Rubbermaid                         4,126             117
   Whirlpool                                   964              55
                                                         ---------
                                                             4,939
                                                         ---------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            41

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

LARGE CAP INDEX FUND (Continued)
MAY 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

INSURANCE -- 4.6%
   21st Century Insurance Group                356       $       5
   Aetna                                     2,252             129
   Aflac                                     8,001             263
   Alleghany*                                   67              12
   Allmerica Financial*                        658              12
   Allstate                                 10,951             394
   AMBAC Financial Group                     1,240              83
   American Financial Group                    351               8
   American International Group             35,370           2,047
   American National Insurance                 125              11
   AmerUs Group                                539              15
   AON                                       4,177             107
   Arthur J Gallagher                        1,445              39
   Brown & Brown                               846              30
   Chubb                                     2,490             159
   Cigna                                     1,987             112
   Cincinnati Financial                      2,101              78
   CNA Financial*                              317               8
   Erie Indemnity, Cl A                        316              13
   Fidelity National Financial               1,893              59
   First American                            1,007              27
   Hartford Financial Services Group         3,829             179
   HCC Insurance Holdings                      822              24
   Humana*                                   2,191              28
   Jefferson-Pilot                           2,301              97
   John Hancock Financial Services           4,555             138
   Leucadia National                           542              21
   Lincoln National                          2,704              94
   Loews                                     2,041              98
   Markel*                                     134              34
   Marsh & McLennan                          8,454             424
   MBIA                                      2,267             113
   Mercury General                             322              15
   Metlife                                   4,590             128
   MGIC Investment                           1,345              73
   Mony Group                                  595              16
   Nationwide Financial Services, Cl A         302              10
   Old Republic International                1,905              65
   Phoenix                                   1,243              10
   PMI Group                                 1,504              46
   Principal Financial Group                 4,452             141
   Progressive                               2,988             215
   Protective Life                           1,169              32
   Prudential Financial                      8,609             289
   Radian Group                              1,425              57
   Reinsurance Group of America                256               8
   Safeco                                    2,091              76
   St. Paul                                  3,457             126
   Stancorp Financial Group                    517              28
   Torchmark                                 1,847              71
   Transatlantic Holdings                      283              20
   Travelers Property Casualty, Cl B        14,738             238

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Unitrin                                     606       $      16
   UnumProvident                             4,423              57
   Wesco Financial                              21               6
   WR Berkley                                  600              30
                                                         ---------
                                                             6,634
                                                         ---------
LABORATORY EQUIPMENT -- 0.0%
   Fisher Scientific International*            939              30
                                                         ---------
LEASING & RENTING -- 0.1%
   GATX                                        566               9
   Rent-A-Center*                              507              34
   Ryder System                              1,003              27
   United Rentals*                             658               8
                                                         ---------
                                                                78
                                                         ---------
MACHINERY -- 1.1%
   AGCO*                                       950              17
   Caterpillar                               5,315             277
   Crane                                       648              13
   Cummins                                     386              13
   Deere                                     3,684             161
   Donaldson                                   521              22
   Dover                                     3,076              93
   Eaton                                     1,074              90
   Emerson Electric                          6,502             340
   Flowserve*                                  662              12
   FMC Technologies*                           783              17
   Graco                                       784              24
   Johnson Controls                          1,341             112
   Lam Research*                             2,058              37
   National-Oilwell*                         1,091              27
   Pall                                      1,822              40
   Parker Hannifin                           1,780              72
   Pentair                                     843              33
   SPX*                                      1,166              45
   Teleflex                                    511              22
   Thermo Electron*                          2,653              56
                                                         ---------
                                                             1,523
                                                         ---------
MEDICAL PRODUCTS & SERVICES -- 6.5%
   Accredo Health*                             759              16
   Advanced Medical Optics*                    356               5
   AdvancePCS*                               1,241              41
   AmerisourceBergen                         1,736             109
   Amgen*                                   18,185           1,177
   Anthem*                                   2,197             161
   Apogent Technologies*                     1,526              29
   Bausch & Lomb                               856              32
   Baxter International                      9,202             233
   Beckman Coulter                             937              38
   Becton Dickinson                          3,991             160

--------------------------------------------------------------------------------
 42           SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Biomet                                    4,142       $     114
   Boston Scientific*                        4,864             253
   C.R. Bard                                   792              56
   Cardinal Health                           7,095             409
   Caremark Rx*                              3,669              83
   Cerner*                                     333               7
   Community Health Systems*                   646              13
   Coventry Health Care*                       532              23
   Cytyc*                                    1,563              16
   DaVita*                                     772              19
   Dentsply International                    1,169              44
   Diagnostic Products                         277              11
   Edwards Lifesciences*                       796              24
   Express Scripts*                            951              62
   First Health Group*                       1,556              40
   Gilead Sciences*                          2,660             140
   Guidant*                                  4,750             201
   HCA                                       7,613             251
   Health Management Associates, Cl A        3,673              69
   Health Net*                               1,655              50
   Henry Schein*                               535              26
   Hillenbrand Industries                      846              43
   IMS Health                                3,978              71
   Johnson & Johnson                        46,313           2,517
   Laboratory America Holdings*              2,255              73
   LifePoint Hospitals*                        529              11
   Lincare Holdings*                         1,605              50
   McKesson                                  4,173             127
   Medtronic                                18,694             911
   Mid Atlantic Medical Services*              759              36
   Omnicare                                  1,389              38
   Orthodontic Centers of America*             577               5
   Oxford Health Plans*                      1,318              49
   Patterson Dental*                           836              37
   Pharmaceutical Product
     Development*                              615              17
   Quest Diagnostics*                        1,247              79
   Renal Care Group*                           801              27
   St. Jude Medical*                         2,730             153
   Steris*                                     924              21
   Stryker                                   2,083             140
   Tenet Healthcare*                         7,522             126
   Triad Hospitals*                          1,234              32
   UnitedHealth Group                        4,205             403
   Universal Health Services, Cl B*            827              38
   Varian Medical Systems*                   1,022              57
   WellPoint Health Networks*                2,258             193
   Zimmer Holdings*                          3,012             135
                                                         ---------
                                                             9,301
                                                         ---------
METALS & MINING -- 0.4%
   Alcoa                                    13,088             322
   Aptargroup                                  648              23

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Freeport-McMoRan Copper & Gold              943       $      21
   Newmont Mining                            5,524             164
   Peabody Energy                              307              10
   Phelps Dodge*                             1,381              50
   Precision Castparts                         854              25
   Shaw Group*                                 564               7
   Timken                                    1,113              18
                                                         ---------
                                                               640
                                                         ---------
OFFICE/BUSINESS EQUIPMENT -- 0.8%
   3M                                        5,997             758
   Avery Dennison                            1,495              83
   Herman Miller                               967              19
   HON Industries                              793              23
   IKON Office Solutions                     1,875              16
   Pitney Bowes                              3,715             143
   Steelcase, Cl A                             351               4
   Xerox*                                   11,045             121
                                                         ---------
                                                             1,167
                                                         ---------
PAINT & RELATED PRODUCTS -- 0.1%
   RPM International                         1,460              18
   Sherwin-Williams                          1,950              53
   Valspar                                     841              37
                                                         ---------
                                                               108
                                                         ---------
PAPER & PAPER PRODUCTS -- 0.8%
   Boise Cascade                               643              16
   Bowater                                     881              35
   Georgia-Pacific                           3,937              68
   International Paper                       7,369             270
   Kimberly-Clark                            8,015             416
   MeadWestvaco                              3,023              76
   Rayonier                                    449              23
   Temple-Inland                               795              37
   Weyerhaeuser                              3,390             171
                                                         ---------
                                                             1,112
                                                         ---------
PETROLEUM & FUEL PRODUCTS -- 5.7%
   Amerada Hess                              1,041              51
   Anadarko Petroleum                        3,855             190
   Apache                                    2,476             163
   Baker Hughes                              5,224             173
   BJ Services*                              2,407              98
   Burlington Resources                      3,118             166
   ChevronTexaco                            16,430           1,166
   Cimarex Energy*                             597              13
   ConocoPhillips                           10,419             562
   Cooper Cameron*                             738              40
   Devon Energy                              3,308             172
   Diamond Offshore Drilling                   665              15
   ENSCO International                       2,185              66

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            43

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

LARGE CAP INDEX FUND (Continued)
MAY 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   EOG Resources                             1,759       $      76
   Equitable Resources                         902              36
   ExxonMobil                              104,285           3,796
   Forest Oil*                                 350               9
   Grant Prideco*                            1,097              15
   Halliburton                               6,763             161
   Helmerich & Payne                           636              20
   Kerr-McGee                                1,570              75
   Marathon Oil                              4,776             123
   Murphy Oil                                1,097              54
   Newfield Exploration*                       813              30
   Noble Energy                                814              30
   Occidental Petroleum                      5,821             196
   Patterson-UTI Energy*                     1,127              41
   Pioneer Natural Resources*                1,830              49
   Pogo Producing                              923              39
   Premcor*                                    268               6
   Pride International*                      1,787              34
   Rowan*                                    1,510              36
   Smith International*                      1,514              62
   Sunoco                                    1,075              40
   Tidewater                                   919              30
   Unocal                                    3,955             119
   Valero Energy                             1,679              63
   Varco International*                      1,256              27
   XTO Energy                                2,591              56
                                                         ---------
                                                             8,098
                                                         ---------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.1%
   Eastman Kodak                             4,521             139
                                                         ---------
PRINTING & PUBLISHING -- 0.0%
   John Wiley & Sons                           586              15
                                                         ---------
RAILROADS -- 0.5%
   Burlington Northern Santa Fe              5,940             175
   CSX                                       3,269             107
   Norfolk Southern                          5,989             131
   Union Pacific                             3,915             239
                                                         ---------
                                                               652
                                                         ---------
REAL ESTATE -- 0.0%
   Catellus Development*                     1,094              24
   Forest City Enterprises, Cl A               281              12
                                                         ---------
                                                                36
                                                         ---------
REAL ESTATE INVESTMENT TRUSTS -- 1.1%
   AMB Property                              1,405              38
   Annaly Mortgage Management                1,428              28
   Apartment Investment &
     Management, Cl A                        1,228              43
   Archstone-Smith Trust                     2,773              66
   Arden Realty                              1,022              26

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   AvalonBay Communities                       847       $      35
   Boston Properties                         1,119              47
   BRE Properties, Cl A                        756              24
   Camden Property Trust                       641              22
   CarrAmerica Realty                          873              24
   Centerpoint Properties Trust                292              17
   Cousins Properties                          615              17
   Crescent Real Estate Equity               1,082              18
   Developers Diversified Realty             1,162              33
   Duke Realty                               2,150              61
   Equity Office Properties Trust            6,472             174
   Equity Residential                        4,226             112
   First Industrial Realty Trust               528              16
   General Growth Properties                   936              55
   Health Care Property Investors              814              32
   Highwoods Properties                        648              14
   Hospitality Properties Trust                894              28
   Host Marriott*                            3,996              36
   iStar Financial                             805              27
   Kimco Realty                              1,380              52
   Liberty Property Trust                    1,257              42
   Mack-Cali Realty                            575              20
   New Plan Excel Realty Trust               1,618              34
   Plum Creek Timber                         2,715              72
   Prologis                                  2,369              64
   Public Storage                            1,487              51
   Reckson Associates Realty                   650              13
   Regency Centers                             312              11
   Rouse                                     1,196              44
   Simon Property Group                      2,150              81
   Trizec Properties                         1,250              14
   United Dominion Realty Trust              1,716              29
   Vornado Realty Trust                      1,144              48
   Weingarten Realty Investors                 783              32
                                                         ---------
                                                             1,600
                                                         ---------
RETAIL -- 6.4%
   99 Cents Only Stores*                       541              17
   Abercrombie & Fitch, Cl A*                1,430              41
   American Eagle Outfitters*                  663              11
   Applebees International                     764              23
   Autonation*                               2,942              41
   Autozone*                                   983              82
   Barnes & Noble*                             593              14
   Bed Bath & Beyond*                        4,531             190
   Best Buy*                                 3,972             154
   Big Lots*                                 1,578              22
   BJ's Wholesale Club*                        919              14
   Blockbuster, Cl A                           348               6
   Borders Group*                            1,094              18
   Brinker International*                    1,469              51
   Carmax*                                   1,654              38
   CBRL Group                                  810              29

--------------------------------------------------------------------------------
44            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   CEC Entertainment*                          322       $      11
   Cheesecake Factory*                         869              30
   Chico's FAS*                              1,005              22
   Circuit City Stores                       2,711              20
   Copart*                                     953               9
   Costco Wholesale*                         7,061             262
   CVS                                       6,080             159
   Darden Restaurants                        2,736              54
   Dillard's, Cl A                             985              13
   Dollar General                            4,203              79
   Dollar Tree Stores*                       1,838              53
   Family Dollar Stores                      2,447              89
   Federated Department Stores*              2,917              95
   Foot Locker                               1,879              25
   GameStop*                                   237               3
   Gap                                       9,554             162
   Home Depot                               36,173           1,175
   JC Penney                                 4,084              71
   Kohl's*                                   4,534             237
   Krispy Kreme Doughnuts*                     569              20
   Limited                                   6,515              99
   Lowe's                                   11,980             506
   May Department Stores                     4,406              96
   McDonald's                               19,485             365
   Michaels Stores*                          1,115              42
   MSC Industrial Direct, Cl A*                323               6
   Neiman-Marcus Group, Cl A*                  652              23
   Nike, Cl B                                1,093              61
   Nordstrom                                 1,619              30
   Office Depot*                             4,523              61
   Outback Steakhouse                          933              34
   Petco Animal Supplies*                      211               4
   Petsmart*                                 2,266              39
   Pier 1 Imports                            1,293              26
   RadioShack                                2,643              64
   Reebok International*                       792              25
   Rite Aid*                                 5,243              19
   Ross Stores                               1,306              55
   Ruby Tuesday                                877              20
   Safeway*                                  6,811             128
   Saks*                                     1,560              15
   Sears Roebuck                             4,364             131
   Sonic Automotive*                           323               6
   Staples*                                  7,241             140
   Starbucks*                                5,990             148
   Talbots                                     318               9
   Target                                   13,986             512
   Tiffany                                   1,673              55
   TJX                                       8,358             152
   Toys "R" Us*                              3,135              37
   Wal-Mart Stores                          41,902           2,204
   Walgreen                                 15,784             486
   Wendy's International                     1,849              56

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Williams-Sonoma*                          1,504       $      43
   Yum! Brands*                              4,567             128
   Zale*                                       530              19
                                                         ---------
                                                             9,184
                                                         ---------
RETIREMENT/AGED CARE -- 0.0%
   Manor Care*                               1,569              37
                                                         ---------
RUBBER-TIRES -- 0.0%
   Cooper Tire & Rubber                        871              14
   Goodyear Tire & Rubber                    1,953              13
                                                         ---------
                                                                27
                                                         ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.8%
   Advanced Micro Devices*                   5,109              37
   Agere Systems*                           26,461              62
   Altera*                                   5,906             114
   Amkor Technology*                         1,130              13
   Amphenol, Cl A*                             274              13
   Analog Devices*                           5,666             218
   Applera - Applied Biosystems Group        3,150              61
   Applied Materials*                       25,316             394
   Applied Micro Circuits*                   3,845              19
   Atmel*                                    5,169              16
   Broadcom, Cl A*                           3,058              75
   Conexant Systems*                         3,353              13
   Cymer*                                      604              20
   Cypress Semiconductor*                    1,629              18
   Fairchild Semiconductor
     International*                          1,468              21
   Integrated Circuit Systems*                 622              16
   Integrated Device Technology*             1,310              16
   Intel                                   102,848           2,143
   International Rectifier*                  1,113              29
   Intersil, Cl A*                           1,909              47
   JDS Uniphase*                            20,778              80
   Kla-Tencor*                               2,859             132
   Linear Technology                         4,927             179
   LSI Logic*                                5,961              38
   Maxim Integrated Products                 5,018             197
   Mettler Toledo International*               635              23
   Micrel*                                     756               9
   Microchip Technology                      3,144              75
   Micron Technology*                        8,260              94
   Millipore*                                  774              32
   MKS Instruments*                            307               6
   National Semiconductor*                   2,695              67
   Novellus Systems*                         2,265              78
   Nvidia*                                   2,059              54
   PerkinElmer                               1,446              19
   PMC - Sierra*                             2,211              24
   QLogic*                                   1,389              70

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            45

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

LARGE CAP INDEX FUND (Concluded)
MAY 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------


   RF Micro Devices*                         1,956       $      11
   Semtech*                                    713              11
   Teradyne*                                 2,913              50
   Texas Instruments                        26,743             548
   Waters*                                   2,024              57
   Xilinx*                                   5,199             155
                                                         ---------
                                                             5,354
                                                         ---------
SOFTWARE -- 4.0%
   Activision*                                 720              12
   Adobe Systems                             3,689             130
   Advent Software*                            375               6
   BEA Systems*                              5,312              58
   BMC Software*                             3,781              64
   Citrix Systems*                           2,568              56
   Computer Associates International         6,988             152
   Compuware*                                4,312              26
   DST Systems*                              1,762              62
   Electronic Arts*                          1,844             126
   Fair Isaac                                  739              41
   Intuit*                                   2,926             135
   JD Edwards*                               1,272              15
   Mercury Interactive*                      1,253              49
   Microsoft                               137,739           3,390
   National Instruments*                       338              12
   Network Associates*                       2,512              31
   Oracle*                                  63,431             825
   Peoplesoft*                               4,453              73
   Pixar*                                      241              14
   Siebel Systems*                           6,171              58
   Sungard Data Systems*                     4,342             100
   Sybase*                                   1,217              15
   Symantec*                                 2,198              99
   Veritas Software*                         6,309             175
                                                         ---------
                                                             5,724
                                                         ---------
STEEL & STEEL WORKS -- 0.1%
   AK Steel Holding*                         1,244               4
   Allegheny Technologies                      989               6
   Nucor                                     1,168              56
   United States Steel                       1,340              21
                                                         ---------
                                                                87
                                                         ---------
TELEPHONES & TELECOMMUNICATIONS -- 3.7%
   Alltel                                    4,834             232
   AT&T                                     11,855             231
   AT&T Wireless Services*                  34,089             265
   BellSouth                                28,872             765
   CenturyTel                                2,084              70
   Citizens Communications*                  4,467              55
   IDT*                                        633              10
   Level 3 Communications*                   5,943              42

--------------------------------------------------------------------
                                Shares/Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------

   Lucent Technologies*                     59,541       $     132
   Nextel Communications, Cl A*             11,682             175
   Qwest Communications
     International*                         20,602              93
   SBC Communications                       51,404           1,309
   Sprint-FON Group                         13,821             187
   Sprint-PCS Group*                        11,299              50
   Telephone & Data Systems                    868              42
   US Cellular*                                256               7
   Verizon Communications                   41,897           1,586
   West*                                       274               7
                                                         ---------
                                                             5,258
                                                         ---------
TRUCKING -- 0.4%
   CH Robinson Worldwide                       992              37
   CNF                                         593              18
   Expeditors International
     Washington                              1,415              49
   Navistar International*                     999              31
   Swift Transportation*                       814              16
   United Parcel Service, Cl B               6,003             375
                                                         ---------
                                                               526
                                                         ---------
WATER UTILITIES -- 0.0%
   Philadelphia Suburban                       773              18
                                                         ---------
WHOLESALE -- 0.2%
   Aramark*                                    344               7
   Fastenal                                    839              28
   Genuine Parts                             2,668              88
   Ingram Micro, Cl A*                       1,094              12
   Performance Food Group*                     568              20
   Tech Data*                                  638              16
   W.W. Grainger                             1,174              55
                                                         ---------
                                                               226
                                                         ---------
Total Common Stock
   (Cost $141,747)                                         141,702
                                                         ---------

U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bills (A)
        1.150%, 06/26/03                      $100             100
                                                         ---------
Total U.S. Treasury Obligation
   (Cost $100)                                                 100
                                                         ---------


--------------------------------------------------------------------------------
46            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------

REPURCHASE AGREEMENT -- 0.4%
   Morgan Stanley Dean Witter (C)
     1.050%, dated 05/30/03, to be
     repurchased on 06/02/03,
     repurchase price $631,924
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $644,509)                         $632       $     632
                                                         ---------
Total Repurchase Agreement
   (Cost $632)                                                 632
                                                         ---------
Total Investments -- 99.9%
   (Cost $142,479)                                         142,434
                                                         ---------

OTHER ASSETS AND LIABILITIES -- 0.1%
Investment Advisory Fees Payable                               (19)
Other Assets and Liabilities                                   197
                                                         ---------
Total Other Assets and Liabilities, Net                        178
                                                         ---------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 16,797,539 outstanding
   shares of beneficial interest                           142,466
Undistributed net investment income                            299
Accumulated net realized loss on investments                  (211)
Net unrealized depreciation on investments                     (45)
Net unrealized appreciation on futures contracts               103
                                                         ---------
Total Net Assets -- 100.0%                               $ 142,612
                                                         =========

Net Assets Value, Offering and Redemption
   Price Per Share -- Class A
   ($142,612,201 / 16,797,539 shares)                        $8.49
                                                             =====

*   Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts. Rate shown is effective yield at time of purchase.
(B) The Fund may purchase securities of certain companies with which it is affilated to the extent these companies are represented in its index.
(C) Tri-Party Repurchase Agreement.
Cl -- Class
NY -- New York

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            47

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

SMALL CAP FUND
MAY 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

COMMON STOCK -- 92.1%

AEROSPACE & DEFENSE -- 1.0%
   Alliant Techsystems*                     22,800     $     1,151
   Armor Holdings*                         125,400           1,707
   EDO                                      56,500             946
   Herley Industries*                       75,650           1,188
   KVH Industries*                          37,565             820
   Orbital Sciences (B)*                   199,100           1,135
   Teledyne Technologies*                   62,000             932
   Titan*                                  250,700           2,178
   Trimble Navigation*                      40,900           1,101
   United Industrial                        43,200             635
                                                       -----------
                                                            11,793
                                                       -----------
AGRICULTURE -- 0.3%
   Bunge                                    32,600             942
   Delta & Pine Land                       138,175           3,240
                                                       -----------
                                                             4,182
                                                       -----------
AIR TRANSPORTATION -- 0.1%
   Hawaiian Holdings*                       94,400              68
   JetBlue Airways (B)*                     25,450             860
                                                       -----------
                                                               928
                                                       -----------
APPAREL/TEXTILES -- 1.2%
   Coach*                                   12,500             614
   G&K Services                             44,500           1,301
   Kellwood                                179,650           5,515
   Phillips-Van Heusen                     132,600           1,871
   Polo Ralph Lauren*                       32,200             852
   Quiksilver (B)*                         165,800           2,807
   Timberland, Cl A*                        11,950             593
   Unifi*                                   43,800             303
   Unifirst                                 38,800             698
                                                       -----------
                                                            14,554
                                                       -----------
AUTOMOTIVE -- 1.5%
   Aftermarket Technology*                 150,900           1,577
   American Axle &
     Manufacturing Holdings*                44,000           1,100
   AO Smith                                 36,300           1,154
   Arctic Cat                               80,800           1,535
   ArvinMeritor                             95,000           1,690
   BorgWarner                               35,850           2,083
   CSK Auto*                               114,050           1,443
   Group 1 Automotive*                      36,500           1,066
   Harsco                                   60,000           2,123
   O'Reilly Automotive*                     36,300           1,108
   Polaris Industries (B)                   21,100           1,268
   Superior Industries International        55,900           2,185
                                                       -----------
                                                            18,332
                                                       -----------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

BANKS -- 5.2%
   Bancorpsouth                             52,800     $     1,164
   Bank of Bermuda*                         20,500             693
   BankAtlantic Bancorp                    230,400           2,659
   Boston Private Financial Holdings        16,300             305
   Brookline Bancorp                        31,100             444
   Colonial BancGroup                      136,400           1,843
   Commercial Federal                      157,075           3,529
   Community First Bankshares               36,600           1,015
   Cullen/Frost Bankers                     37,800           1,288
   Downey Financial                         44,200           1,940
   East-West Bancorp                        35,500           1,301
   First Citizens Bancshares, Cl A           8,100             819
   First Community Bancorp                  66,900           2,017
   First Financial Bancorp                  33,500             552
   First Midwest Bancorp                    48,800           1,419
   FirstFed Financial*                      94,700           3,213
   Flagstar Bancorp                        168,400           3,334
   Flushing Financial                       47,700             982
   Fulton Financial (B)                     58,091           1,196
   Harbor Florida Bancshares                17,600             452
   Hudson United Bancorp                    65,360           2,311
   Independence Community Bank              73,800           2,089
   MAF Bancorp                              36,800           1,359
   Netbank                                 360,065           4,778
   OceanFirst Financial                     72,700           1,709
   PFF Bancorp                              25,400             946
   Provident Financial Services             50,600             921
   Seacoast Financial Services              73,700           1,504
   Silicon Valley Bancshares (B)*          115,550           2,913
   Southwest Bancorp of Texas*              36,800           1,212
   Staten Island Bancorp                   137,400           2,649
   Sterling Financial*                      25,850             616
   TierOne*                                 55,700           1,179
   UCBH Holdings                           123,680           3,210
   Umpqua Holdings                          39,000             774
   Washington Federal                       62,227           1,462
   Webster Financial                        31,600           1,196
   Westamerica Bancorporation               32,200           1,431
                                                       -----------
                                                            62,424
                                                       -----------
BIOTECHNOLOGY -- 2.0%
   Bio-Rad Laboratories, Cl A (B)*          81,000           4,779
   Cambrex                                  10,400             221
   Cell Genesys*                           386,900           4,357
   Encysive Pharmaceuticals*               208,000             564
   Exact Sciences (B)*                      82,000           1,091
   Genencor International*                  47,500             698
   Human Genome Sciences (B)*               93,600           1,371
   Incyte*                                 343,000           1,739
   Invitrogen*                              32,400           1,264
   Lexicon Genetics*                       157,500             898
   Myriad Genetics*                          9,700             148

--------------------------------------------------------------------------------
48            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Paradigm Genetics*                      757,600     $       947
   Regeneron Pharmaceuticals*               80,400           1,106
   Telik (B)*                              219,871           3,212
   Third Wave Technologies*                325,400           1,279
                                                       -----------
                                                            23,674
                                                       -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.6%
   American Greetings, Cl A (B)*           266,200           4,720
   Avaya*                                  332,700           2,202
   Banta                                    60,800           2,102
   Bowne                                   106,300           1,312
   CIENA*                                    9,200              53
   Consolidated Graphics*                   61,500           1,225
   Courier                                   9,487             463
   COX Radio, Cl A*                         57,149           1,302
   Cumulus Media, Cl A*                     37,600             680
   Entercom Communications*                 29,900           1,452
   Entravision Communications, Cl A*        36,050             362
   Hispanic Broadcasting*                   13,700             344
   Hollinger International                 266,425           2,949
   Interdigital Communications*             30,600             786
   Polycom*                                623,500           7,931
   Radio One, Cl A*                         18,850             316
   Radio One, Cl D*                        116,600           1,947
   Spanish Broadcasting System, Cl A*      134,300           1,018
                                                       -----------
                                                            31,164
                                                       -----------
BUILDING & CONSTRUCTION -- 2.5%
   Butler Manufacturing                     20,700             363
   Centex Construction Products             72,000           2,811
   Chicago Bridge & Iron NY Shares          41,300             820
   Dycom Industries*                        33,200             464
   ElkCorp                                  66,600           1,377
   Genlyte Group*                           57,700           2,192
   Hovnanian Enterprises (B)*               16,300             944
   Lennox International                     45,600             653
   LSI Industries                           35,550             423
   M/I Schottenstein Homes                  63,700           2,586
   MDC Holdings                             61,160           3,045
   Ryland Group                             50,400           3,281
   Simpson Manufacturing*                   50,400           1,794
   Standard-Pacific                         34,000           1,169
   Texas Industries                         53,150           1,175
   Trex*                                    22,100             947
   Universal Forest Products               115,600           2,228
   Walter Industries                        83,200             982
   WCI Communities*                         71,500           1,394
   York International                       48,200           1,248
                                                       -----------
                                                            29,896
                                                       -----------
CHEMICALS -- 1.8%
   Albemarle                               118,200           3,164
   American Pacific*                        74,700             583

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Cabot Microelectronics*                  18,400     $       851
   Calgon Carbon                           125,400             721
   Cytec Industries*                       121,875           4,034
   Ethyl*                                   31,060             308
   HB Fuller                                76,800           1,829
   IMC Global                               57,100             499
   Millennium Chemicals                    160,250           1,915
   Minerals Technologies                    47,500           2,385
   Nova Chemicals                           52,000           1,026
   Symyx Technologies*                     155,200           2,638
   Wellman                                  98,900           1,113
                                                       -----------
                                                            21,066
                                                       -----------
COAL MINING -- 0.3%
   Arch Coal                                36,900             834
   Consol Energy (B)                        63,000           1,408
   Massey Energy                            98,200           1,377
                                                       -----------
                                                             3,619
                                                       -----------
COMMERCIAL SERVICES -- 5.7%
   ABM Industries                           58,000             857
   Advisory Board*                          32,000           1,221
   Advo*                                    59,600           2,441
   American Banknote Holographics*          10,210              10
   American Banknote*                        2,518               1
   AMN Healthcare Services*                 21,900             250
   BearingPoint*                           122,800           1,165
   Blyth                                    63,575           1,756
   Bright Horizons Family Solutions*        26,200             887
   Brink's                                 197,925           3,133
   Career Education (B)*                    40,931           2,514
   Coinstar*                                40,800             866
   Corinthian Colleges (B)*                 37,200           1,750
   Corporate Executive Board*               67,096           2,831
   CoStar Group*                            64,750           1,823
   Digital River (B)*                      100,385           1,974
   Digitas*                                 17,900              79
   DoubleClick*                            408,600           4,290
   Ebookers.com ADR*                        18,300             256
   Education Management*                    40,300           1,916
   Employee Solutions*                       1,312              --
   FTI Consulting (B)*                      53,150           1,951
   Harris Interactive*                       3,100              15
   Headwaters*                              58,600           1,113
   Hewitt Associates, Cl A*                 28,000             640
   Hotels.com, Cl A (B)*                     2,150             195
   Interactive Data*                        44,000             711
   iPayment*                                   600              14
   Iron Mountain (B)*                       42,400           1,675
   ITT Educational Services*                38,900           1,097
   Kroll*                                   56,000           1,300
   Learning Tree International*             47,100             732
   MAXIMUS*                                 41,600           1,113

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            49

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

SMALL CAP FUND (Continued)
MAY 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Medical Staffing Network Holdings*       37,900       $     285
   Memberworks (B)*                         31,100             684
   Mentor Graphics*                        412,500           5,404
   Monster Worldwide*                       36,300             721
   MPS Group*                              117,100             840
   MTC Technologies*                        31,994             675
   Navigant Consulting*                     18,300             178
   On Assignment*                           82,100             275
   Powell Industries*                        1,600              25
   Princeton Review*                       192,700           1,143
   Quanta Services*                        116,200             698
   Resources Connection*                    30,116             676
   Ritchie Brothers Auctioneers*            32,500           1,171
   Robert Half International*               36,300             615
   Roto-Rooter                              23,100             901
   Service International (B)*              286,000           1,190
   SM&A*                                     1,350              14
   SPS Technologies*                        26,275             660
   Stewart Enterprises, Cl A*              289,500           1,216
   Stratasys*                               29,655             767
   Strayer Education                        32,900           2,195
   Sylvan Learning Systems (B)*            192,100           4,007
   TeleTech Holdings*                      125,100             565
   Tredegar                                 65,075             918
   University of Phoenix Online*            39,210           1,792
   Wireless Facilities*                        900               9
                                                       -----------
                                                            68,200
                                                       -----------
COMMUNICATIONS EQUIPMENT -- 1.5%
   Allen Telecom*                           96,400           1,701
   Anaren*                                  68,900             701
   Andrew (B)*                              54,075             537
   Arris Group (B)*                        201,100           1,046
   Belden                                   89,175           1,213
   Checkpoint Systems*                     112,700           1,550
   CommScope*                              195,425           1,987
   Corvis*                                 209,100             316
   Harman International Industries           7,110             528
   Harris                                  123,800           3,750
   Inter-Tel                                57,900           1,060
   Remec (B)*                              191,000           1,310
   Seachange International*                 72,000             814
   Sonus Networks*                          12,200              57
   Vixel*                                  222,000             955
                                                       -----------
                                                            17,525
                                                       -----------
COMPUTERS & SERVICES -- 5.0%
   ActivCard*                               28,000             300
   American Management Systems*            134,200           1,835
   Anteon International*                     9,250             232
   Ariba*                                   36,600             136
   Ask Jeeves (B)*                         104,530           1,334

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Avocent*                                 17,550     $       519
   Brady, Cl A                              70,475           2,312
   CACI International, Cl A*                21,680             717
   Checkfree (B)*                           48,800           1,195
   CNET Networks (B)*                       74,800             400
   Cognizant Technology Solutions*          16,500             342
   Corillian (B)*                          674,400             985
   Cray*                                   205,300           1,644
   Digimarc*                               380,800           5,335
   Digital Insight (B)*                    276,650           4,703
   Documentum*                              19,950             423
   Earthlink*                              366,875           2,473
   Electronics for Imaging*                 76,200           1,514
   Emulex*                                  16,400             405
   Foundry Networks*                       222,700           3,427
   GTECH Holdings*                          39,300           1,381
   Hutchinson Technology (B)*               62,965           1,901
   Imation*                                 18,300             631
   Immersion*                              597,100             926
   Infospace*                               44,100             644
   Iomega*                                 166,420           1,779
   Ixia*                                    49,850             310
   Jack Henry & Associates                  97,400           1,483
   Kana Software*                           20,900             120
   Keynote Systems*                         55,000             524
   Looksmart*                               54,600             129
   M-Systems Flash Disk Pioneers*           97,800           1,095
   Maxtor*                                 387,700           2,915
   McData*                                 121,500           1,635
   NetScreen Technologies (B)*             113,195           2,534
   Open Text (B)*                            9,700             305
   Optimal Robotics, Cl A*                  23,200             176
   Overture Services*                       63,150           1,127
   Paxar*                                   59,100             664
   Planar Systems*                           5,300             110
   Portal Software*                         63,500             120
   Quantum-DLT & Storage*                  302,000           1,280
   Radisys*                                  9,800             104
   RealNetworks*                            35,500             282
   Register.com*                            81,900             491
   Research In Motion*                       9,100             173
   RSA Security*                            13,200             148
   Sandisk (B)*                             27,700           1,006
   ScanSoft (B)*                            23,800             138
   SRA International*                        2,150              64
   Storage Technology*                      93,500           2,524
   SYKES Enterprises*                      128,900             656
   Unisys*                                  73,600             831
   WebEx Communications (B)*                 5,800              75
   WebMD*                                   35,100             349
   Websense*                                44,700             721
                                                       -----------
                                                            59,582
                                                       -----------

--------------------------------------------------------------------------------
50            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

CONTAINERS & PACKAGING -- 0.3%
   Crown Holdings*                         221,500     $     1,468
   Packaging of America*                   100,600           1,811
                                                       -----------
                                                             3,279
                                                       -----------
DATA PROCESSING -- 0.4%
   Alliance Data Systems*                   57,100           1,401
   CSG Systems International*              175,000           2,313
   Global Payments                          21,050             716
   Trizetto Group*                          37,200             225
                                                       -----------
                                                             4,655
                                                       -----------
DRUGS -- 2.1%
   aaiPharma (B)*                           27,450             400
   Adolor (B)*                              55,200             709
   AeroGen*                                393,800             248
   Alkermes (B)*                           457,200           5,893
   Andrx*                                   18,400             354
   Angitech Pharmaceuticals*                20,500             609
   Atrix Labs (B)*                           6,500             135
   Axcan Pharma*                             3,100              43
   Cima Labs*                               22,300             641
   Cubist Pharmaceuticals (B)*             435,200           4,696
   Endo Pharmaceuticals Holdings*           49,300             778
   Eon Labs*                                15,600             456
   ICN Pharmaceuticals                      42,000             630
   Impax Laboratories (B)*                   3,100              27
   Kos Pharmaceuticals (B)*                 13,600             331
   KV Pharmaceutical, Cl A*                 12,200             317
   Medicines*                               24,950             584
   Medicis Pharmaceutical, Cl A (B)*        27,200           1,523
   Neurocrine Biosciences (B)*              11,200             568
   Perrigo                                  16,400             240
   Pharmaceutical Resources*                29,560           1,213
   Pharmacopeia*                           132,500           1,389
   Priority Healthcare, Cl B (B)*           37,200             839
   Taro Pharmaceuticals Industries*         29,400           1,398
   Vertex Pharmaceuticals*                  53,000             770
   Viropharma (B)*                          45,800             147
                                                       -----------
                                                            24,938
                                                       -----------
ELECTRICAL SERVICES -- 1.3%
   Active Power*                           120,600             230
   Allete                                    1,000              25
   DQE                                      35,200             579
   El Paso Electric*                       147,300           1,753
   Electro Scientific Industries*            4,950              74
   EMCOR Group*                             51,400           2,551
   Idacorp                                  27,200             747
   Invision Technologies (B)*               42,500           1,005
   OGE Energy                               69,600           1,470
   PNM Resources                           193,200           5,130
   UIL Holdings (B)                         43,300           1,911
                                                       -----------
                                                            15,475
                                                       -----------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

ELECTRONICS -- 0.8%
   Adaptec*                                120,600     $       965
   Analogic                                 28,700           1,464
   Arrow Electronics (B)*                   72,900           1,242
   Barnes Group                             48,100             929
   Engineered Support Systems               29,650           1,169
   Flir Systems*                            20,000             570
   Methode Electronics, Cl A               180,400           2,002
   Park Electrochemical                     70,300           1,272
                                                       -----------
                                                             9,613
                                                       -----------
ENTERTAINMENT -- 1.6%
   Alliance Gaming*                         10,850             175
   Alloy (B)*                               31,600             220
   Avid Technology (B)*                     34,600           1,167
   Callaway Golf                           142,200           2,041
   Gaylord Entertainment*                   84,850           1,909
   Leapfrog Enterprises (B)*                27,300             790
   Macrovision*                            175,600           3,375
   Penn National Gaming*                    35,150             588
   Shuffle Master (B)*                      56,152           1,505
   Speedway Motorsports                    154,100           4,014
   Station Casinos (B)*                    103,705           2,333
   World Wrestling Entertainment*           54,600             556
                                                       -----------
                                                            18,673
                                                       -----------
ENVIRONMENTAL SERVICES -- 0.1%
   Stericycle (B)*                          29,280           1,158
                                                       -----------
FINANCIAL SERVICES -- 2.1%
   Affiliated Managers Group*                6,500             357
   American Home Mortgage Holdings         103,400           1,695
   Capital Southwest                        19,100           1,079
   Doral Financial                          54,200           2,292
   E*TRADE Group (B)*                    1,030,900           7,886
   E-loan*                                  24,400             109
   Financial Federal*                       36,450             902
   Friedman Billings Ramsey
     Group, Cl A                           103,700           1,379
   LendingTree (B)*                         31,700             743
   Raymond James Financial                  57,350           1,750
   Saxon Capital*                           83,000           1,421
   Student Loan                             21,500           2,561
   W. P. Stewart                            18,400             377
   Waddell & Reed Financial, Cl A          131,620           2,981
                                                       -----------
                                                            25,532
                                                       -----------
FOOD, BEVERAGE & TOBACCO -- 0.7%
   Corn Products International              36,100           1,117
   Cott*                                    46,230             994
   International Multifoods*                46,500             939
   Interstate Bakeries                      34,700             450

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            51

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

SMALL CAP FUND (Continued)
MAY 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Panera Bread, Cl A*                       4,800     $       168
   Peet's Coffee & Tea*                     23,500             403
   PepsiAmericas                            71,500             930
   Pilgrims Pride, Cl A                     13,150              80
   Pilgrims Pride, Cl B (B)                119,600           1,036
   Tyson Foods, Cl A                        65,000             618
   Universal                                55,000           2,303
                                                       -----------
                                                             9,038
                                                       -----------
GAS/NATURAL GAS -- 0.7%
   Energen                                  31,200           1,018
   NUI                                      30,100             475
   Oneok                                    70,100           1,428
   Piedmont Natural Gas (B)                 22,800             895
   UGI                                     103,700           3,547
   Vectren                                  45,200           1,117
                                                       -----------
                                                             8,480
                                                       -----------
HOTELS & LODGING -- 0.7%
   Aztar*                                  109,000           1,668
   Choice Hotels International*             18,100             448
   Fairmont Hotels & Resorts               148,100           3,495
   Four Seasons Hotels                      16,300             596
   Starwood Hotels & Resorts Worldwide      56,800           1,646
                                                       -----------
                                                             7,853
                                                       -----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.5%
   Ethan Allen Interiors (B)                48,300           1,721
   Furniture Brands International*         136,700           3,592
   Kimball International, Cl B              46,100             727
   Salton (B)*                              38,600             359
                                                       -----------
                                                             6,399
                                                       -----------
INSURANCE -- 3.8%
   AmerUs Group (B)                         84,800           2,282
   Arch Capital Group*                      72,900           2,697
   Clark/Bardes*                            49,800             585
   CNA Surety                               45,600             447
   Commerce Group                           47,700           1,784
   Delphi Financial Group, Cl A             24,300           1,116
   FBL Financial Group, Cl A                31,584             644
   First American                           50,700           1,373
   HCC Insurance Holdings                   37,200           1,066
   Hub International                         5,000              81
   IPC Holdings*                            66,000           2,131
   Kansas City Life Insurance               30,500           1,309
   Landamerica Financial Group             114,600           5,403
   Ohio Casualty*                           46,100             581
   Pacificare Health Systems (B)*           51,100           1,976
   Philadelphia Consolidated Holding*       29,000           1,186
   Phoenix (B)                             210,800           1,773
   Pico Holdings*                           75,100           1,048
   Platinum Underwriters Holdings           91,650           2,531

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   PMA Capital, Cl A                       106,300     $       987
   Presidential Life                        64,500             726
   ProAssurance*                            66,125           1,852
   RenaissanceRe Holdings                   20,200             903
   RLI                                      66,400           1,964
   Scottish Annuity & Life Holdings (B)     98,500           1,877
   Selective Insurance Group                40,500           1,062
   Stancorp Financial Group                 16,800             908
   Stewart Information Services*            92,300           2,580
   Vesta Insurance Group                    72,000             182
   White Mountains Insurance Group (B)       3,300           1,356
   WR Berkley                               19,000             936
                                                       -----------
                                                            45,346
                                                       -----------
LEASING & RENTING -- 0.7%
   Dollar Thrifty Automotive Group*         84,700           1,637
   GATX (B)                                 20,800             354
   Rent-A-Center (B)*                       36,200           2,405
   Ryder System                            133,800           3,554
                                                       -----------
                                                             7,950
                                                       -----------
MACHINERY -- 3.3%
   AGCO*                                    52,300             935
   Albany International, Cl A               56,900           1,515
   Applied Industrial Technologies          72,800           1,394
   Axcelis Technologies*                   240,075           1,431
   Briggs & Stratton                        51,300           2,364
   Cascade                                  50,200             816
   CNH Global                               73,040             610
   Cognex*                                 123,964           2,834
   Crane                                    87,700           1,831
   Entegris*                               143,080           1,776
   FEI*                                    178,800           3,621
   Gardner Denver*                          67,900           1,364
   Genus*                                   12,200              32
   Kadant*                                 102,400           1,797
   Lam Research*                            37,000             661
   Lincoln Electric Holdings                52,100           1,101
   National-Oilwell*                        19,500             474
   NN                                       63,303             694
   Photon Dynamics (B)*                     98,450           2,441
   Regal-Beloit                             97,200           1,949
   Surebeam, Cl A (B)*                     193,825             620
   Terex*                                   66,100           1,173
   Thomas Industries                        32,300             950
   Toro (B)                                 26,800           1,070
   Ultratech Stepper*                       30,600             540
   UNOVA*                                   85,800             887
   Wabtec                                   68,500             939
   Wilson Greatbatch Technologies (B)*      45,650           1,680
   Woodward Governor (B)                    42,800           1,646
                                                       -----------
                                                            39,145
                                                       -----------

--------------------------------------------------------------------------------
52            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

MARINE TRANSPORTATION -- 0.2%
   Kirby*                                   51,700     $     1,422
   Teekay Shipping                          11,200             471
                                                       -----------
                                                             1,893
                                                       -----------
MEDICAL PRODUCTS & SERVICES -- 8.6%
   Abgenix (B)*                            346,700           3,727
   Accredo Health*                          21,300             453
   Acuity Brands                           224,300           3,717
   Advanced Neuromodulation
     Systems*                               76,600           3,674
   Albany Molecular Research*               37,700             511
   Align Technology*                        76,020             770
   Alliance Imaging*                        80,500             374
   Alpharma                                151,300           3,180
   America Service Group*                   35,000             551
   American Healthways (B)*                 52,080           1,345
   American Medical Systems Holdings*        7,900             126
   AMERIGROUP*                              82,600           2,884
   Amsurg*                                  54,900           1,547
   Amylin Pharmaceuticals (B)*              39,300             780
   Antigenics (B)*                          41,900             514
   Applera - Celera Genomics Group*        147,700           1,735
   Atherogenics*                           101,950           1,274
   August Technology*                       52,750             229
   AVI BioPharma (B)*                       44,500             243
   Bausch & Lomb                            25,500             967
   Bioject Medical Technologies*           172,400             628
   Biolase Technology (B)*                  71,330           1,019
   Biosite (B)*                             47,300           1,975
   Bruker Daltonics (B)*                    43,100             183
   Centene*                                 57,200           1,890
   Cerner*                                  17,900             378
   Community Health Systems*                28,600             596
   Conmed*                                  49,800             979
   Cooper (B)                               34,200           1,181
   Corixa (B)*                             242,800           1,981
   Covance*                                 85,900           1,635
   Cross Country Healthcare*                16,900             215
   CV Therapeutics (B)*                     51,500           1,666
   Cyberonics*                              57,550           1,090
   Cytyc*                                   35,100             365
   Dendreon (B)*                           198,000           1,245
   Diagnostic Products                      29,800           1,131
   Dionex*                                  12,400             463
   Edwards Lifesciences*                    26,700             810
   Enzon Pharmaceuticals*                   19,250             287
   eResearch Technology (B)*               132,700           2,485
   Esperion Therapeutics*                   12,000             159
   Gen-Probe*                               47,100           1,827
   Genta (B)*                              258,200           2,993
   Haemonetics*                             92,250           1,665
   Health Net*                              49,000           1,483

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Healthsouth (B)*                        298,500     $        90
   Idexx Laboratories*                      22,900             819
   Immucor*                                 31,260             669
   IMPAC Medical Systems*                   14,150             330
   Inamed*                                  23,800           1,227
   Inspire Pharmaceuticals*                 11,050             135
   Integra LifeSciences Holdings (B)*       28,900             816
   Inveresk Research Group*                 25,750             422
   Isis Pharmaceuticals (B)*               436,900           2,796
   La Jolla Pharmaceutical*                256,800           1,012
   LifePoint Hospitals (B)*                 76,800           1,640
   Martek Biosciences*                      67,755           2,550
   Medcath (B)*                            128,500             729
   Merit Medical Systems*                   53,575             993
   MGI Pharma*                               3,100              62
   Mid Atlantic Medical Services*           23,700           1,135
   National Dentex*                         29,700             587
   NBTY*                                    56,000             867
   Nektar Therapeutics*                     82,200             910
   NPS Pharmaceuticals (B)*                 50,650           1,092
   Ocular Sciences*                         82,900           1,628
   Odyssey HealthCare (B)*                  35,450           1,048
   Option Care*                              7,200              75
   Orthodontic Centers of America (B)*      52,000             413
   Orthofix International*                   3,900             128
   Pain Therapeutics*                       37,400             279
   Parexel International*                   55,700             773
   Pharmaceutical Product
     Development*                           64,900           1,820
   PolyMedica (B)                           75,800           2,752
   Prime Medical Services*                  87,900             492
   Province Healthcare*                     17,300             189
   Renal Care Group*                        36,100           1,227
   Sierra Health Services*                  26,000             532
   Sola International*                      83,300           1,258
   SurModics (B)*                           48,620           1,900
   Sybron Dental Specialties*               22,600             490
   Thoratec*                                21,900             301
   Transgenomic*                           222,400             411
   Trimeris (B)*                             6,050             298
   Tularik (B)*                            254,200           2,387
   United Surgical Partners
     International (B)*                     59,250           1,292
   United Therapeutics*                     49,000             980
   US Oncology*                            245,900           2,102
   Varian*                                   9,800             315
   VCA Antech*                              29,200             549
   Vicuron Pharmaceuticals*                 54,900             787
   Visx*                                    42,925             745
                                                       -----------
                                                           102,982
                                                       -----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            53

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

SMALL CAP FUND (Continued)
MAY 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

METALS & MINING -- 0.9%
   Commercial Metals                        94,900     $     1,697
   Curtiss-Wright                            3,100             184
   Jarden*                                  24,600             718
   Kaydon                                   73,700           1,562
   Mueller Industries*                      71,200           1,865
   Precision Castparts                      40,000           1,170
   Shaw Group (B)*                         109,300           1,333
   Silgan Holdings*                         56,900           1,450
   Valmont Industries                       42,100             842
                                                       -----------
                                                            10,821
                                                       -----------
MISCELLANEOUS MANUFACTURING -- 0.5%
   Applied Films*                           28,250             628
   Identix*                                369,500           2,339
   US Industries*                          490,100           2,093
   Yankee Candle*                           51,000           1,089
                                                       -----------
                                                             6,149
                                                       -----------
OFFICE/BUSINESS EQUIPMENT -- 0.5%
   IKON Office Solutions (B)               176,500           1,550
   ProQuest (B)*                           133,450           3,737
   Standard Register                        46,900             819
                                                       -----------
                                                             6,106
                                                       -----------
PAPER & PAPER PRODUCTS -- 0.6%
   Glatfelter                               89,385           1,187
   Playtex Products*                       135,600           1,055
   Rayonier                                 52,100           2,690
   Rock-Tenn, Cl A                          75,800           1,084
   Schweitzer-Mauduit International         59,200           1,424
                                                       -----------
                                                             7,440
                                                       -----------
PETROLEUM & FUEL PRODUCTS -- 3.9%
   3TEC Energy*                             67,600           1,159
   Atwood Oceanics (B)*                     68,000           2,023
   BJ Services (B)*                          4,800             195
   Cabot Oil & Gas                          96,500           2,614
   CAL Dive International*                 171,800           3,819
   Cimarex Energy*                          74,400           1,618
   Core Laboratories*                       83,600             936
   Evergreen Resources*                     49,400           2,631
   Forest Oil*                             127,300           3,110
   Helmerich & Payne                        41,700           1,288
   Holly                                    36,900           1,075
   Horizon Offshore*                       188,700             953
   Key Energy Services*                     97,800           1,162
   Lone Star Technologies*                  28,300             701
   Nuevo Energy*                           181,800           2,873
   Patina Oil & Gas                         32,500           1,287
   Penn Virginia                            18,600             772
   Prima Energy*                            35,100             802

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Range Resources*                         54,300     $       326
   Spinnaker Exploration*                   35,600             942
   St. Mary Land & Exploration             110,760           3,101
   Stone Energy*                            74,900           3,063
   Tetra Technologies*                      32,000             945
   Tom Brown*                               81,200           2,298
   Ultra Petroleum*                         29,800             349
   Unit (B)*                                19,700             433
   Varco International*                     63,200           1,368
   Veritas DGC*                            206,400           1,930
   Willbros Group*                          49,200             474
   World Fuel Services                      73,400           1,814
                                                       -----------
                                                            46,061
                                                       -----------
REAL ESTATE -- 0.3%
   Avatar Holdings*                         53,650           1,552
   Jones Lang LaSalle*                      46,100             772
   LNR Property (B)                         22,500             863
   Trammell Crow*                           83,900             851
                                                       -----------
                                                             4,038
                                                       -----------
REAL ESTATE INVESTMENT TRUSTS -- 6.1%
   Acadia Realty Trust                      45,400             407
   Alexandria Real Estate Equities          29,000           1,285
   AMB Property                            100,600           2,757
   Apartment Investment
     & Management, Cl A                     85,100           2,998
   Archstone-Smith Trust                   145,657           3,461
   Arden Realty                            153,500           3,968
   AvalonBay Communities                   117,700           4,935
   Boston Properties                        41,650           1,746
   BRE Properties, Cl A                     51,000           1,643
   Camden Property Trust                    53,600           1,862
   Corporate Office Properties
     Trust SBI MD                          145,520           2,311
   Cousins Properties                       34,900             943
   Equity Residential (B)                   49,400           1,308
   Essex Property Trust (B)                 43,200           2,462
   Federal Realty Investment Trust         115,100           3,798
   First Industrial Realty Trust            63,300           1,908
   General Growth Properties (B)            51,600           3,026
   Glimcher Realty Trust                    34,700             757
   Home Properties of New York              30,600           1,099
   Macerich                                147,485           5,088
   Mack-Cali Realty                        104,400           3,588
   MFA Mortgage Investments                110,700           1,093
   Nationwide Health Properties             83,800           1,275
   PS Business Parks                        41,500           1,411
   Public Storage                           33,600           1,148
   Reckson Associates Realty               161,000           3,260
   Rouse (B)                                67,000           2,487
   Simon Property Group                     85,600           3,220

--------------------------------------------------------------------------------
54            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   SL Green Realty                         131,500     $     4,542
   Taubman Centers (B)                      67,300           1,306
   Ventas                                   87,700           1,241
                                                       -----------
                                                            72,333
                                                       -----------
RETAIL -- 7.8%
   7-Eleven*                                73,200             724
   Abercrombie & Fitch, Cl A*               24,800             708
   AC Moore Arts & Crafts (B)*              16,200             275
   AFC Enterprises*                         88,800           1,634
   American Eagle Outfitters*               20,500             348
   AnnTaylor Stores*                        38,400             982
   Applebees International                  16,700             513
   Brown Shoe                               95,500           2,707
   California Pizza Kitchen*                60,273           1,226
   Cato, Cl A                               78,200           1,542
   CBRL Group                               12,000             433
   Charming Shoppes (B)*                   248,000           1,171
   Chico's FAS (B)*                        133,100           2,848
   Christopher & Banks*                     55,800           1,615
   Circuit City Stores                     167,100           1,201
   Claire's Stores                          51,600           1,543
   Cost Plus*                               96,550           3,471
   Dick's Sporting Goods*                   49,300           1,429
   Dillard's, Cl A                          84,600           1,130
   Dress Barn*                              13,743             190
   Duane Reade*                            254,000           3,647
   Electronics Boutique Holdings (B)*       57,500           1,208
   Finish Line, Cl A*                       41,500             822
   Footstar (B)*                           210,650           1,949
   Fossil*                                  36,700             824
   Fred's                                   32,397           1,192
   GameStop*                                88,500           1,109
   Genesco*                                112,700           1,707
   Great Atlantic & Pacific Tea*           244,200           1,795
   Guitar Center (B)*                      132,100           3,164
   Gymboree*                                35,800             612
   Hibbett Sporting Goods*                  28,400             828
   Hollywood Entertainment (B)*            110,300           1,851
   HOT Topic (B)*                          199,088           5,310
   Ihop                                     66,900           2,047
   Insight Enterprises*                     36,500             319
   K-Swiss                                  42,800           1,470
   Kenneth Cole Productions (B)*           110,950           2,241
   Linens `N Things*                        42,000             967
   Lithia Motors, Cl A*                     88,700           1,415
   Lone Star Steakhouse & Saloon            58,300           1,335
   MSC Industrial Direct, Cl A*             40,900             777
   Neiman-Marcus Group, Cl A*               14,600             507
   Neiman-Marcus Group, Cl B*                  800              25
   Pacific Sunwear of California (B)*      131,775           2,960
   Papa John's International (B)*           13,500             334
   Pathmark Stores*                        150,400           1,084

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Payless Shoesource*                     188,950     $     2,831
   Petco Animal Supplies*                   18,800             395
   PF Chang's China Bistro (B)*             30,000           1,321
   Priceline.com*                           48,800             199
   Rare Hospitality International*          32,200             920
   Regis                                    54,600           1,594
   Ruby Tuesday                             57,900           1,336
   Ryan's Family Steak Houses*             159,000           2,043
   School Specialty (B)*                    56,900           1,205
   Select Comfort (B)*                      92,800           1,489
   Smith & Wollensky
     Restaurant Group*                      47,200             212
   Sonic Automotive*                        69,600           1,299
   Too*                                     79,700           1,389
   Tractor Supply*                          11,600             526
   Tuesday Morning*                         37,010             849
   Tweeter Home Entertainment Group*        93,900             716
   Urban Outfitters (B)*                    35,300           1,176
   Wet Seal, Cl A*                          65,200             691
   Wolverine World Wide                     66,600           1,223
   Zale*                                   141,000           5,125
                                                       -----------
                                                            93,728
                                                       -----------
RETIREMENT/AGED CARE -- 0.1%
   Sunrise Senior Living (B)*               48,550           1,214
                                                       -----------
RUBBER-TIRES -- 0.2%
   Bandag                                   22,100             800
   Cooper Tire & Rubber                    113,100           1,797
                                                       -----------
                                                             2,597
                                                       -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 5.4%
   Actel*                                   28,000             621
   ASM International*                       36,700             567
   AstroPower (B)*                         139,900             339
   Asyst Technologies (B)*                 131,600             877
   ATMI*                                    69,059           1,728
   Credence Systems (B)*                    40,500             328
   Cree (B)*                                88,350           2,171
   Cymer (B)*                               48,700           1,622
   Cypress Semiconductor (B)*               69,900             772
   DSP Group*                               31,050             723
   Dupont Photomasks*                       11,400             239
   Exar*                                    52,200             848
   Fairchild Semiconductor
     International*                        323,850           4,527
   Integrated Circuit Systems*              21,950             573
   Integrated Device Technology*           116,000           1,404
   International Rectifier*                 11,700             306
   Intersil, Cl A*                          88,550           2,164
   Lattice Semiconductor*                  629,200           5,726
   LTX*                                     43,750             429
   Marvell Technology Group*                44,600           1,414

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            55

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

SMALL CAP FUND (Continued)
MAY 31, 2003

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Micrel*                                  86,100     $     1,038
   Microsemi*                               10,500             139
   Millipore*                               51,300           2,088
   Monolithic System Technology*            99,000             818
   MRV Communications (B)*                 307,200             704
   Mykrolis*                                58,787             550
   Nanometrics*                              8,500              54
   O2Micro International*                  123,700           1,904
   Omnivision Technologies (B)*            130,500           4,684
   Pericom Semiconductor*                      600               6
   PerkinElmer                             161,700           2,068
   Photronics*                              54,300             914
   Pixelworks (B)*                         987,000           8,172
   PLX Technology*                          56,900             217
   PMC - Sierra*                            12,200             133
   Power Integrations*                      82,500           2,199
   RF Micro Devices*                        31,600             178
   Rofin-Sinar Technologies*                75,300           1,195
   Rudolph Technologies (B)*               150,750           2,180
   Semtech*                                 49,870             790
   Silicon Laboratories (B)*                24,900             741
   Skyworks Solutions (B)*                  65,900             490
   Superconductor Technologies*            275,000             756
   Trident Microsystems*                    40,900             239
   Triquint Semiconductor*                 486,800           2,259
   Virage Logic*                            18,250             108
   Vitesse Semiconductor*                  264,600           1,328
   Zoran*                                   53,100           1,087
                                                       -----------
                                                            64,417
                                                       -----------
SOFTWARE -- 4.1%
   Activision*                              78,000           1,324
   Advent Software*                         86,400           1,299
   Agile Software*                          47,650             449
   Altiris (B)*                             43,400             703
   Ascential Software*                     152,400             608
   Barra*                                    3,850             126
   Borland Software*                        69,700             705
   Bsquare (B)*                            273,200             290
   Business Objects ADR (B)*                27,350             554
   Cognos*                                  46,300           1,271
   Dendrite International*                 293,325           3,496
   Digex*                                  349,600             143
   Digi International*                      57,400             313
   E.piphany*                               81,400             428
   F5 Networks (B)*                         36,250             629
   Hyperion Solutions*                     117,550           3,703
   Internet Security Systems*               36,650             579
   Lawson Software*                        158,300             806
   Magma Design Automation (B)*            137,795           2,384
   MicroStrategy, Cl A (B)*                 17,700             604
   MSC.Software (B)*                       200,100           1,359
   NETIQ*                                    6,000              89
   Novell*                                 388,000           1,292

--------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------

   Onyx Software*                        1,026,800     $       975
   Packeteer*                               17,700             274
   Pinnacle Systems*                       382,700           4,076
   Quest Software (B)*                      83,300             931
   Quovadx*                                238,200             774
   Radware*                                111,395           1,537
   Red Hat*                              1,062,300           7,850
   Retek*                                   33,900             223
   Roxio*                                   11,800              79
   Sybase*                                 113,500           1,436
   THQ (B)*                                115,700           1,641
   TIBCO Software*                         167,700             813
   Timberline Software                      70,700             393
   TradeStation Group*                      68,995             563
   Transaction Systems Architects, Cl A*    80,300             722
   United Online (B)*                       56,500           1,217
   Verity*                                  74,600           1,552
   webMethods (B)*                          99,600             951
                                                       -----------
                                                            49,161
                                                       -----------
STEEL & STEEL WORKS -- 0.7%
   AK Steel Holding*                       108,900             322
   Maverick Tube*                          131,030           2,623
   Quanex                                   36,300           1,158
   Roanoke Electric Steel                   60,200             452
   Schnitzer Steel Industries               35,400           1,207
   Steel Dynamics (B)*                     204,800           2,740
                                                       -----------
                                                             8,502
                                                       -----------
TELEPHONES & TELECOMMUNICATIONS -- 0.5%
   AT&T Canada, Cl B*                       22,500             652
   Boston Communications Group (B)*         35,100             571
   Centillium Communications*               30,000             328
   IDT*                                     19,200             308
   IDT, Cl B (B)*                           32,600             520
   j2 Global Communications (B)*            40,275           1,488
   Loral Space & Communications (B)*       305,700             104
   Telephone & Data Systems                 14,000             682
   Wavecom ADR*                             25,200             328
   West*                                    25,550             636
                                                       -----------
                                                             5,617
                                                       -----------
TRUCKING -- 1.3%
   Arkansas Best                            50,500           1,338
   Forward Air*                             25,450             648
   JB Hunt Transport Services*              28,300           1,048
   Knight Transportation*                   92,947           2,357
   Navistar International*                  32,000             986
   Roadway                                  47,500           1,758
   SCS Transportation*                      51,310             664
   USF                                     171,900           5,147
   UTI Worldwide                            39,300           1,259
                                                       -----------
                                                            15,205
                                                       -----------

--------------------------------------------------------------------------------
56            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------


--------------------------------------------------------------------
                                 Shares/Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------

WHOLESALE -- 0.6%
   Handleman*                               96,100         $ 1,753
   Ingram Micro, Cl A*                      88,900             980
   Owens & Minor                            33,300             708
   SCP Pool (B)*                            34,100           1,098
   United Natural Foods*                    62,075           1,719
   United Stationers*                       34,700           1,058
                                                       -----------
                                                             7,316
                                                       -----------
Total Common Stock
   (Cost $1,048,535)                                     1,100,053
                                                       -----------

CONVERTIBLE BONDS -- 0.2%
   Emcore, CV to 20.5074 shares
        5.000%, 05/15/06                   $ 1,800           1,161
   Microstrategy, Ser A, CV at Maturity
        7.500%, 06/24/07                         2               1
   Viropharma, CV to 9.1620 shares
        6.000%, 03/01/07                     2,000             970
                                                       -----------
Total Convertible Bonds
   (Cost $1,956)                                             2,132
                                                       -----------

RIGHTS -- 0.0%
   Bank United*                             24,100               2
                                                       -----------
Total Rights
   (Cost $4)                                                     2
                                                       -----------

WARRANTS -- 0.1%
   American Banknote, Ser 1,
     Expires 10/01/07 (E) (F)                  867              --
   American Banknote, Ser 2,
     Expires 10/01/07 (E) (F)                  867              --
   Expedia, Expires 02/04/09*                6,244             324
   Microstrategy, Expires 06/24/07              36              --
   Superconductor Technology,
     Expires 02/28/07 (E)                   87,500              88
   Washington Mutual (D)*                  268,335              35
                                                       -----------
Total Warrants
   (Cost $40)                                                  447
                                                       -----------

U.S. TREASURY OBLIGATION -- 0.7%
U.S. Treasury Bills (A)
        1.160%, 08/07/03                     8,800           8,783
                                                       -----------
Total U.S. Treasury Obligation
   (Cost $8,781)                                             8,783
                                                       -----------

--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------

CORPORATE OBLIGATIONS (C) -- 7.1%

FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 6.4%
   American Express Credit
        1.319%, 12/17/03                   $ 5,118         $ 5,120
        1.300%, 01/13/04                     1,706           1,706
   American Honda Finance
        1.281%, 03/15/04                     4,265           4,272
        1.247%, 11/10/03                     1,365           1,366
   CIT Group
        2.428%, 12/05/03                     2,661           2,650
        2.075%, 05/03/04                       682             682
        2.001%, 04/08/04                     4,026           4,028
        1.852%, 01/09/04                     1,092           1,097
        1.483%, 08/14/03                       273             273
   Citigroup
        1.259%, 03/09/04                     3,412           3,419
        1.257%, 05/04/04                     1,597           1,602
   Countrywide Home Loans
        1.567%, 12/10/03                     1,365           1,365
        1.530%, 01/13/04                     2,818           2,818
        1.510%, 12/10/03                       887             888
        1.465%, 05/14/04                     1,706           1,706
   General Electric
        1.288%, 01/28/04                     1,706           1,706
   General Electric Capital
        1.390%, 07/28/03                     3,412           3,412
   Goldman Sachs Group
        1.354%, 08/04/03                     3,412           3,412
   Halogen Funding
        1.340%, 06/04/03                     1,433           1,433
        1.340%, 06/06/03                     2,730           2,730
   Household Finance
        2.287%, 08/01/03                     3,412           3,410
        1.747%, 09/12/03                       819             820
        1.382%, 04/23/04                       341             343
        1.374%, 03/11/04                     3,190           3,221
   International Lease Finance
        1.480%, 10/03/03                       682             684
   Liberty Light US Capital
        1.310%, 01/21/04                     3,412           3,411
        1.310%, 05/17/04                     2,047           2,047
   Merrill Lynch
        1.270%, 04/13/04                     3,412           3,412
   PNC Bank
        1.295%, 06/06/03                     7,165           7,165
   Scaldis Capital
        1.312%, 07/14/03                     3,412           3,407
   USA Education
        1.289%, 01/23/04                     1,215           1,216
   Washington Mutual Bank
        1.409%, 06/16/03                     1,228           1,228
                                                       -----------
                                                            76,049
                                                       -----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            57

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

SMALL CAP FUND (Concluded)
MAY 31, 2003

--------------------------------------------------------------------
                                        Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------

MACHINERY -- 0.7%
   Caterpillar
        1.305%, 03/05/04                   $ 1,569     $     1,572
        1.294%, 05/28/04                     1,706           1,708
        1.244%, 07/09/03                     3,412           3,412
        1.230%, 04/08/04                     2,047           2,051
                                                       -----------
                                                             8,743
                                                       -----------
Total Corporate Obligations
   (Cost $84,792)                                           84,792
                                                       -----------

COMMERCIAL PAPER (C) -- 4.0%

FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 4.0%
   ASAP Funding Limited
        1.241%, 06/17/03                     1,706           1,705
   Aquinas Funding
        1.224%, 09/10/03                     3,412           3,400
        1.181%, 06/13/03                     3,412           3,411
   Atlantis One Funding
        1.181%, 06/24/03                     6,824           6,819
   Edison Asset
        1.234%, 09/03/03                     3,412           3,401
   Mortgage Interest Networking Trust
        1.271%, 07/02/03                     6,824           6,816
   Park Granada
        1.313%, 07/28/03                     1,706           1,702
        1.292%, 07/29/03                     4,572           4,562
   Polonius
        1.200%, 06/11/03                     3,412           3,411
   Sigma Finance
        1.391%, 08/19/03                     1,706           1,706
        1.331%, 06/17/03                     1,682           1,681
        1.312%, 07/14/03                     3,412           3,407
   Tannehill Capital
        1.312%, 07/21/03                     1,365           1,362
        1.300%, 07/10/03                     2,047           2,047
        1.283%, 08/06/03                     1,365           1,362
   Witmer Funding
        1.281%, 06/12/03                     1,365           1,364
                                                       -----------
Total Commercial Paper
   (Cost $48,156)                                           48,156
                                                       -----------

--------------------------------------------------------------------
                                 Shares/Face Amount     Market Value
Description                           ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------

CASH EQUIVALENT -- 0.7%
   First Union Cash Management
     Program                             8,177,091     $     8,177
                                                       -----------
Total Cash Equivalent
   (Cost $8,177)                                             8,177
                                                       -----------
REPURCHASE AGREEMENTS -- 7.7%
   ABN Amro (G)
     1.300%, dated 05/30/03, to be
     repurchased on 06/02/03,
     repurchase price $62,246,837
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $63,485,324)                   $62,240          62,240
   Lehman Brothers (C)
     1.350%, dated 05/30/03, to be
     repurchased on 06/02/03,
     repurchase price $2,388,633
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $2,436,149)                      2,388           2,388
   UBS Paine Webber (C)
     1.360%, dated 05/30/03, to be
     repurchased on 06/02/03,
     repurchase price $26,924,355
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $27,459,962)                    26,921          26,921
                                                       -----------
Total Repurchase Agreements
   (Cost $91,549)                                           91,549
                                                       -----------
Total Investments -- 112.6%
   (Cost $1,291,990)                                     1,344,091
                                                       -----------

OTHER ASSETS AND LIABILITIES -- (12.6%)
Payable upon Return on Securities Loaned                  (162,257)
Investment Advisory Fees Payable                              (474)
Other Assets and Liabilities                                12,761
                                                       -----------
Total Other Assets and Liabilities, Net                   (149,970)
                                                       -----------

--------------------------------------------------------------------------------
58            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------
                                                             Value
                                                     ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 102,963,223 outstanding
   shares of beneficial interest                       $ 1,238,148
Paid-in-Capital -- Class T
   (unlimited authorization -- no par value)
   based on 16,035 outstanding
   shares of beneficial interest                             3,189
Undistributed net investment income                            507
Accumulated net realized loss on investments              (108,771)
Net unrealized appreciation on investments                  52,101
Net unrealized appreciation on futures contracts             8,947
                                                       -----------
Total Net Assets -- 100.0%                             $ 1,194,121
                                                       ===========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,193,935,344 / 102,963,223 shares)                    $11.60
                                                            ======

 Net Asset Value, Offering and Redemption
   Price Per Share -- Class T
   ($185,536 / 16,035 shares)                               $11.57
                                                            ======

*    Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts. Rate shown is effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at May 31, 2003 (see Note 11). The total value of securities on loan at May 31, 2003 was $155,303,052.
(C) These securities were purchased with cash collateral received from securities lending. The total value of such securities as of May 31, 2003 was $162,257,180 (See Note 11).
(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(E) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of May 31, 2003 was $87,500.
(F) Securities considered illiquid. The total value of such securities as of May 31, 2003 was $0.
(G)  Tri-Party Repurchase Agreement.
ADR -- American Depository Receipt
Cl -- Class
CV -- Convertible
NY -- New York
Ser -- Series

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            59

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

CORE FIXED INCOME FUND
MAY 31, 2003

--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 17.5%
   U.S. TREASURY BILLS (A)
        1.155%, 08/07/03                   $ 4,500     $     4,491
        1.160%, 08/14/03 (K)                12,100          12,073
        1.140%, 06/13/03                    25,000          24,991
        1.130%, 06/19/03                     6,400           6,396
   U.S. Treasury Bonds
       12.000%, 08/15/13 (K)                 6,810          10,006
       11.875%, 11/15/03                       210             220
       10.375%, 11/15/12 (K)                12,230          16,468
        9.250%, 02/15/16                       800           1,244
        8.875%, 08/15/17 (K)                 3,800           5,848
        8.500%, 02/15/20 (K)                 8,560          13,058
        8.125%, 08/15/19 (K)                 9,075          13,371
        8.000%, 11/15/21 (K)                 4,655           6,872
        6.750%, 08/15/26 (K)                24,434          32,619
        6.125%, 08/15/29 (K)                 5,960           7,490
        6.000%, 02/15/26 (K)                14,140          17,319
        5.375%, 02/15/31                       430             500
        5.250%, 11/15/28 (K)                45,821          51,271
        4.250%, 01/15/10 (D)                25,864          30,503
        3.875%, 04/15/29 (D) (K)            28,859          37,806
        3.625%, 04/15/28 (D) (K)            27,225          34,040
   U.S. Treasury Notes
        6.500%, 10/15/06                       330             381
        6.500%, 02/15/10 (K)                 3,360           4,119
        5.000%, 08/15/11 (K)                17,475          19,839
        4.000%, 11/15/12 (K)                 8,060           8,507
        3.625%, 05/15/13                       555             568
        3.250%, 08/15/07 (K)                 6,475           6,794
        3.000%, 02/15/08 (K)                10,360          10,734
        2.625%, 05/15/08                        10              10
        1.625%, 04/30/05 (K)                13,880          13,966
        1.250%, 05/31/05                    11,270          11,252
   U.S. Treasury STRIPS (A)
        6.500%, 11/15/26                       840           1,092
        5.970%, 11/15/21 (K)                14,325           6,024
        5.440%, 11/15/27 (K)                29,680           9,195
        4.890%, 11/15/22 (K)                18,000           7,154
                                                       -----------
Total U.S. Treasury Obligations
   (Cost $384,695)                                         426,221
                                                       -----------

--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.4%
   FHLB Discount Notes (A)
        1.180%, 06/11/03                   $92,890        $ 92,860
        1.145%, 06/13/03                    14,800          14,794
   FHLMC
        4.625%, 05/28/13                     2,450           2,504
        3.500%, 04/01/08                     3,300           3,382
   FHLMC (K)
        4.500%, 01/15/13                    60,000          64,011
   FHLMC CMO/REMIC, Ser 1, Cl Z
        9.300%, 04/15/19                       116             117
   FHLMC CMO/REMIC, Ser 1081, Cl K
        7.000%, 05/15/21                     2,882           2,902
   FHLMC CMO/REMIC, Ser 1101, Cl M
        6.950%, 07/15/21                     1,913           1,939
   FHLMC CMO/REMIC, Ser 1403, Cl M
        6.500%, 12/15/21                       942             942
   FHLMC Ser 2145, Cl MA
        6.000%, 07/15/26                       584             586
   FHLMC Ser 2479, Cl HK
        6.100%, 02/15/29                     2,549           2,578
   FHLMC Ser T-49,  Cl AF1
        2.570%, 12/25/32                     5,501           5,515
   FHLMC, Ser 2544, Cl IW, IO
        5.500%, 03/15/26                     4,400             599
   FHLMC, Ser 2579, Cl PI, IO
        5.500%, 03/15/27                     7,647             691
   FHLMC, Ser 1983, Cl Z
        6.500%, 12/15/23                     9,436           9,467
   FHLMC, Ser 2332, Cl ZH
        7.000%, 07/15/31                     9,092           9,703
   FHLMC, Ser 2389, Cl CD
        6.000%, 03/15/16                     7,500           7,988
   FHLMC, Ser 2480, Cl QJ
        6.000%, 02/15/30                    12,574          12,778
   FHLMC, Ser 2559, Cl F (F)
        1.610%, 08/15/30                     1,068           1,068
   FHLMC, Ser 2571, Cl FB (F)
        1.660%, 02/15/18                     6,881           6,900
   FNMA
        7.250%, 01/15/10 (K)                 1,965           2,461
        7.125%, 06/15/10 (K)                 8,025          10,031
        6.000%, 05/15/08 to 05/15/11 (K)    16,360          19,190
        5.750%, 02/15/08                     1,550           1,778
        5.375%, 11/15/11                       630             717
   FNMA CMO/REMIC, Ser 1990-58, Cl J
        7.000%, 05/25/20                     1,408           1,517
   FNMA CMO/REMIC, Ser 1990-93, Cl G
        5.500%, 08/25/20                       296             311
   FNMA CMO/REMIC, Ser 1991-156, Cl A
        7.500%, 10/25/21                       105             107
   FNMA CMO/REMIC, Ser 1993-69, Cl Z
        6.000%, 01/25/22                       118             118



--------------------------------------------------------------------------------
60            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

   FNMA CMO/REMIC, Ser 1996-45, Cl K
        7.000%, 09/25/21                   $   659         $   719
   FNMA CMO/REMIC, Ser 2002-T1, Cl A2
        7.000%, 11/25/31                        84              91
   FNMA CMO/REMIC, Ser 2002-T4, Cl A2
        7.000%, 12/25/41                        59              64
   FNMA CMO/REMIC, Ser 92-30, Cl Z
        7.000%, 06/25/22                       866             942
   FNMA Discount Notes (A)
        1.230%, 10/22/03 (B)                 8,225           8,189
        1.190%, 06/02/03                    46,500          46,500
        1.170%, 06/19/03                    25,010          25,010
        1.140%, 07/03/03                     1,500           1,499
   FNMA Discount Notes, Ser BB (A)
        1.210%, 06/05/03                    32,000          31,997
        1.190%, 06/13/03                     4,765           4,765
   FNMA, Ser 2002-65, Cl TP
        7.000%, 03/25/31                     6,831           7,076
   FNMA, Ser 2002-94, Cl BJ, IO
        5.500%, 04/25/16                     3,738             250
   FNMA, Ser 1999-11, Cl Z
        5.500%, 03/25/29                     5,429           5,750
   FNMA, Ser 2001-60, Cl JZ
        6.000%, 03/25/31                     6,391           6,557
   FNMA, Ser 2002-22, Cl PE
        6.500%, 11/25/30                     5,835           6,131
   FNMA, Ser 2003-15, Cl LF (F)
        1.670%, 02/25/17                     2,416           2,417
   FNMA, Ser 2003-16, Cl KA
        6.000%, 04/25/30                     6,566           6,667
   GNMA, Ser 2001-18, Cl WH (F)
       26.515%, 04/20/31                     2,534           3,196
   GNMA, Ser 2002-51, Cl SG (F)
       26.788%, 04/20/31                     2,306           2,822
   Resolution Funding, Ser A
        8.625%, 01/15/30                       250             409
   SLMA, Ser 2003-3, Cl A2 (F)
        1.310%, 06/15/10                     5,200           5,200
   TVA
        7.125%, 05/01/30                     3,440           4,614
                                                       -----------

Total U.S. Government Agency Obligations
   (Cost $440,409)                                         448,419
                                                       -----------

--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE- BACKED OBLIGATIONS -- 30.1%
   FHLMC
        9.750%, 10/01/14                  $     62        $     67
        9.000%, 12/01/05                         4               4
        8.500%, 09/01/08 to 04/01/09           517             551
        8.000%, 08/01/26 to 11/01/30         1,836           1,984
        7.500%, 11/01/17 to 06/01/32         6,615           7,033
        7.000%, 11/01/15 to 06/01/32         8,920           9,343
        6.500%, 02/01/13 to 08/01/32        18,099          18,923
        6.000%, 03/01/11 to 02/01/33        12,179          12,643
        5.500%, 12/01/13 to 07/01/17         3,361           3,491
        4.799%, 01/01/33                     4,432           4,558
   FHLMC TBA
        6.000%, 06/17/18 to 06/12/33         3,600           3,735
        5.500%, 06/17/18 to 07/15/32        17,200          17,808
        5.000%, 07/17/18                     3,500           3,606
        4.500%, 07/15/18 to 07/17/18        12,125          12,387
   FNMA
        8.000%, 04/01/08 to 07/01/31         5,900           6,367
        7.500%, 06/01/27 to 06/01/32         1,946           2,067
        7.000%, 10/01/14 to 07/01/32        37,519          39,513
        6.500%, 10/01/08 to 11/01/31        23,280          24,424
        6.000%, 03/01/11 to 05/01/32         7,370           7,681
        5.500%, 05/01/13 to 01/01/18        12,966          13,475
   FNMA TBA
        7.000%, 06/17/18 to 07/14/33        24,600          25,949
        6.500%, 06/17/18 to 06/12/33        51,600          53,700
        6.000%, 06/17/18 to 07/14/33        70,100          72,901
        5.500%, 06/01/18 to 06/12/33        46,500          48,251
        5.000%, 06/17/18 to 06/12/33        32,400          33,471
        4.500%, 06/17/18 to 07/17/18        11,800          12,077
   GNMA
        9.500%, 12/15/20                        73              83
        8.500%, 11/15/20                         6               6
        7.500%, 09/15/06 to 07/15/31         8,174           8,700
        7.000%, 01/15/29 to 10/15/29         3,940           4,155
        6.500%, 06/15/11 to 02/15/32        37,451          39,336
        6.000%, 03/15/14 to 10/15/32        13,597          14,267
        5.500%, 04/15/14 to 01/15/17         3,823           4,015
   GNMA TBA
        7.500%, 06/20/33                    12,950          13,767
        7.000%, 06/01/33 to 06/18/33        56,700          59,748
        6.500%, 06/19/33                    28,970          30,373
        6.000%, 06/17/18 to 06/19/33       109,080         114,142
        5.500%, 06/19/33                     5,600           5,847
                                                       -----------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $721,926)                                         730,448
                                                       -----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            61

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

CORE FIXED INCOME FUND (Continued)
MAY 31, 2003

--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 34.5%

AEROSPACE & DEFENSE -- 0.7%
   British Aerospace Financial (C)
        7.500%, 07/01/27                $    5,000         $ 5,831
   General Dynamics (K)
        4.250%, 05/15/13                       480             490
   Lockheed Martin
        8.500%, 12/01/29                       995           1,398
        7.750%, 05/01/26 (K)                 1,850           2,377
   Northrop Grumman
        9.375%, 10/15/24                     2,990           3,364
   Raytheon
        4.500%, 11/15/07                       435             461
   United Technologies
        6.500%, 06/01/09                     1,870           2,209
                                                       -----------
                                                            16,130
                                                       -----------
AIR TRANSPORTATION -- 1.3%
   America West Airlines, Ser 99-1
        7.930%, 01/02/19                     6,207           6,566
   American Airlines, Ser 99-1
        7.024%, 10/15/09                       500             440
   Continental Airlines, Ser 00-2 (H)
        8.312%, 04/02/11                     1,591           1,122
   Continental Airlines, Ser 974A (H)
        6.900%, 01/02/18                     5,518           5,084
   Continental Airlines, Ser 974C (H)
        6.800%, 07/02/07                     3,708           2,422
   Continental Airlines, Ser 99-2 (H)
        7.730%, 03/15/11                     1,480             977
   Contintental Airlines, Ser 991A (H)
        6.545%, 02/02/19                     1,285           1,186
   Delta Air Lines, Ser 02-1
        6.718%, 01/02/23                     5,282           5,616
        6.417%, 07/02/12 (K)                 4,200           4,440
   Northwest Airlines, Ser 971B (H)
        7.248%, 01/02/12                     4,109           2,717
   Northwest Airlines, Ser 991C (H)
        8.130%, 02/01/14                     1,101             735
   US Airways, Cl B (H)
        7.500%, 04/15/08                     3,348             167
                                                       -----------
                                                            31,472
                                                       -----------

--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

AUTOMOTIVE -- 0.7%
   DaimlerChrysler
        8.500%, 01/18/31                $    2,500         $ 3,243
        7.450%, 03/01/27                       105             120
        7.300%, 01/15/12 (K)                   770             908
        4.750%, 01/15/08                     1,005           1,058
        4.050%, 06/04/08                     1,800           1,799
   Ford Motor
        8.900%, 01/15/32                       480             506
        7.700%, 05/15/97                       820             752
        7.450%, 07/16/31                     4,100           3,813
        6.625%, 10/01/28                     1,600           1,358
        6.375%, 02/01/29                     5,500           4,551
                                                       -----------
                                                            18,108
                                                       -----------
BANKS -- 1.9%
   Bank One
        7.875%, 08/01/10                     5,000           6,269
        6.700%, 05/15/08                     2,000           2,125
   Bank of America
        7.800%, 02/15/10                       860           1,071
        7.400%, 01/15/11                     3,830           4,728
        6.250%, 04/15/12                     2,770           3,223
        4.875%, 09/15/12 (K)                 1,235           1,311
   Barclays Bank PLC (C)(F)
        8.550%, 09/29/49                     1,730           2,245
   Citicorp
        7.750%, 06/15/06 (B)                 2,800           3,272
        7.200%, 06/15/07                       740             870
   FleetBoston Financial (K)
        4.875%, 12/01/06                       650             701
   FleetBoston Financial MTN, Ser T
        4.200%, 11/30/07                       235             249
   JP Morgan Chase
        6.750%, 02/01/11 (K)                   775             914
        6.625%, 03/15/12                     3,850           4,449
        5.750%, 01/02/13 (K)                 2,410           2,636
        5.250%, 05/30/07                     2,800           3,069
   Korea Development Bank
        4.250%, 11/13/07                       630             655
   Royal Bank of Scotland Group, Ser 2
        8.817%, 03/31/49                     4,300           4,800
   US Bancorp MTN, Ser N
        3.950%, 08/23/07                     1,165           1,232
        3.125%, 03/15/08                     1,720           1,743
                                                       -----------
                                                            45,562
                                                       -----------

--------------------------------------------------------------------------------
62            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.9%
   COX Communications
        7.875%, 08/15/09                $      440         $   538
        4.625%, 06/01/13                       130             130
   Comcast
        8.875%, 04/01/07                     7,722           8,321
        5.500%, 03/15/11                     2,645           2,825
        5.300%, 01/15/14                     6,575           6,778
   Comcast Cable Communications
        6.750%, 01/30/11 (K)                 6,700           7,675
        6.375%, 01/30/06                     1,260           1,373
   Continental Cablevision
        9.000%, 09/01/08                       800             977
        8.300%, 05/15/06                       875           1,001
   Libery Media
        5.700%, 05/15/13                       790             826
   MeadWestavaco (K)
        6.850%, 04/01/12                     1,820           2,126
   News America
        7.300%, 04/30/28                     2,660           3,089
   News America Holdings
        8.150%, 10/17/36                     5,000           6,294
   TCI Communications
        7.875%, 02/15/26                     1,550           1,858
   TCI Communications MTN (G)
        4.070%, 02/15/05                     2,000           2,150
   Turner Broadcasting System
        8.375%, 07/01/13                       590             717
                                                       -----------
                                                            46,678
                                                       -----------
CHEMICALS -- 0.2%
   Dow Chemical
        7.375%, 11/01/29                     4,785           5,694
        6.125%, 02/01/11                       205             227
                                                       -----------
                                                             5,921
                                                       -----------
COMPUTERS & SERVICES -- 0.2%
   Electronic Data Systems (K)
        7.450%, 10/15/29                     5,050           5,176
                                                       -----------
DRUGS -- 0.3%
   Bristol-Myers Squibb
        6.875%, 08/01/97                       425             513
        5.750%, 10/01/11                     4,445           4,991
   Pharmacia
        6.500%, 12/01/18                       500             632
   Tenet Healthcare
        7.375%, 02/01/13                       221             226
                                                       -----------
                                                             6,362
                                                       -----------


--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

ELECTRICAL SERVICES -- 1.5%
   Arizona Public Services
        8.000%, 12/30/15                $    1,000         $ 1,219
   Conectiv MTN, Ser A
        6.730%, 06/01/06                     2,130           2,223
   DTE Energy (K)
        6.450%, 06/01/06                     1,340           1,499
   Dominion Resources
        6.300%, 03/15/33                       420             454
        5.700%, 09/17/12                     1,140           1,254
        4.125%, 02/15/08                       250             262
   Dominion Resources, Ser D
        5.125%, 12/15/09                     1,525           1,640
   Dominion Resources, Ser E
        6.750%, 12/15/32                       150             172
   Edison Mission
        9.875%, 04/15/11                     4,000           3,460
   Edison Mission Energy
        7.730%, 06/15/09                       400             328
   Exelon (K)
        6.750%, 05/01/11                     1,150           1,347
   First Energy, Ser B
        6.450%, 11/15/11                     1,400           1,543
   First Energy, Ser C
        7.375%, 11/15/31                     3,140           3,556
   Hydro-Quebec, Ser HQ
        9.500%, 11/15/30                     1,450           2,393
   Hydro-Quebec, Ser HY
        8.400%, 01/15/22                     1,750           2,487
   Hydro-Quebec, Ser JL
        6.300%, 05/11/11                     2,120           2,526
   Korea Electric Power
        7.750%, 04/01/13                     1,290           1,592
   Niagra Mohawk Power, Ser G (K)
        7.750%, 10/01/08                     1,200           1,451
   Oncor Electric Delivery (C)
        7.250%, 01/15/33                       450             548
        6.375%, 01/15/15                       745             857
   PSE&G Energy
        8.500%, 06/15/11                     2,700           2,943
   System Energy Resources
        7.430%, 01/15/11                       245             257
   TXU Energy (C)
        7.000%, 03/15/13                       520             580
   Virginia Electric & Power, Ser A
        5.750%, 03/31/06                     1,325           1,444
                                                       -----------
                                                            36,035
                                                       -----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            63

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

CORE FIXED INCOME FUND (Continued)
MAY 31, 2003

--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 13.8%
   Air 2 US (C)
        8.027%, 10/01/19                   $ 5,002         $ 2,750
   American Express Credit (L)
        1.319%, 12/17/03                    13,405          13,409
        1.300%, 01/13/04                     4,468           4,468
   American Honda Finance (L)
        1.281%, 03/15/04                    11,171          11,190
        1.247%, 11/10/03                     3,575           3,579
   CIT Group (L)
        2.428%, 12/05/03                     6,971           6,941
        2.075%, 05/03/04                     1,787           1,787
        2.001%, 04/08/04                    10,545          10,549
        1.852%, 01/09/04                     2,860           2,872
        1.483%, 08/14/03                       715             715
   Capital One Bank
        4.875%, 05/15/08                     9,150           9,249
   Citigroup
        7.250%, 10/01/10                     2,075           2,535
        6.000%, 02/21/12                     1,630           1,870
        5.875%, 02/22/33 (K)                   310             330
        5.625%, 08/27/12                       520             579
        3.500%, 02/01/08                     2,200           2,265
        1.259%, 03/09/04 (L)                 8,937           8,956
        1.257%, 05/04/04 (L)                 4,182           4,197
   Countrywide Home Loans (L)
        1.567%, 12/10/03                     3,575           3,575
        1.530%, 01/13/04                     7,382           7,382
        1.510%, 12/10/03                     2,323           2,324
        1.465%, 05/14/04                     4,468           4,467
   Credit Suisse
        6.125%, 11/15/11 (K)                   405             452
        4.625%, 01/15/08                     2,260           2,412
   Dryden Investor Trust (C)(H)
        7.157%, 07/23/08                     3,925           4,278
   Farmers Exchange Capital (C)
        7.200%, 07/15/48                     2,550           2,059
        7.050%, 07/15/28                     4,465           3,812
   Farmers Insurance Exchange (C)
        8.625%, 05/01/24                       728             670
   Ford Motor Credit
        7.875%, 06/15/10                     3,920           4,211
        7.500%, 03/15/05                     1,000           1,057
        7.375%, 10/28/09                     1,335           1,390
        7.375%, 02/01/11                     3,985           4,149
        6.875%, 02/01/06                     7,340           7,718
        6.500%, 01/25/07                     5,800           6,043
        5.800%, 01/12/09                       400             394
   Ford Motor Credit MTN (K)
        7.750%, 02/15/07                     5,000           5,356
   General Electric (L)
        1.288%, 01/28/04                     4,468           4,469
   General Electric Capital (L)
        1.390%, 07/28/03                     8,937           8,937

--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

   General Electric Capital MTN, Ser A
        6.750%, 03/15/32                   $ 2,620         $ 3,138
        6.125%, 02/22/11                     3,730           4,281
        6.000%, 06/15/12                       485             552
        5.875%, 02/15/12                     3,030           3,416
        3.500%, 05/01/08                       800             822
   General Motors Acceptance
        7.250%, 03/02/11                     4,810           5,081
        7.150%, 06/15/15 (E)                 2,600           1,099
        6.875%, 09/15/11                     9,520           9,852
        6.125%, 09/15/06                       830             870
   Goldman Sachs Group
        7.350%, 10/01/09                       220             268
        6.875%, 01/15/11                     1,135           1,343
        6.600%, 01/15/12                     5,680           6,625
        6.125%, 02/15/33                       750             808
        1.354%, 08/04/03 (L)                 8,937           8,937
   Halogen Funding (L)
        1.340%, 06/04/03                     3,753           3,753
        1.340%, 06/06/03                     7,149           7,149
   Household Finance
        8.000%, 07/15/10                     2,620           3,245
        7.000%, 05/15/12                     2,735           3,233
        6.750%, 05/15/11                       225             262
        6.375%, 10/15/11                        95             108
        6.375%, 11/27/12                       410             468
        5.875%, 02/01/09                     1,530           1,719
        4.625%, 01/15/08                     1,810           1,927
        2.287%, 08/01/03 (L)                 8,937           8,930
        1.747%, 09/12/03 (L)                 2,145           2,149
        1.382%, 04/23/04 (L)                   894             899
        1.374%, 03/11/04 (L)                 8,356           8,437
   International Lease Finance (L)
        1.480%, 10/03/03                     1,787           1,792
   JP Morgan Capital Trust II
        7.950%, 02/01/27                       200             233
   John Deere Capital
        6.000%, 02/15/09                     1,380           1,549
   Lehman Brothers
        6.500%, 04/15/08                     3,090           3,588
   Lehman Brothers Holdings
        8.800%, 03/01/15                     2,755           3,719
   Lehman Brothers Holdings MTN, Ser F
        7.500%, 09/01/06                     1,075           1,243
   Liberty Light US Capital (L)
        1.310%, 01/21/04                     8,937           8,935
        1.310%, 05/17/04                     5,362           5,360
   Merrill Lynch
        7.430%, 09/01/22                       933           1,025
        1.270%, 04/13/04 (L)                 8,937           8,937
   Morgan Stanley Dean Witter
        6.750%, 04/15/11                       980           1,154
        6.100%, 04/15/06                       450             497
        5.800%, 04/01/07                       750             832

--------------------------------------------------------------------------------
64            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

        5.300%, 03/01/13                   $   530        $    565
        4.250%, 05/15/10                       750             778
   PNC Bank (L)
        1.295%, 06/06/03                    18,767          18,768
   Principal Life Global Funding (C)
        5.250%, 01/15/13                     3,000           3,208
   Progress Capital Holdings MTN
        6.750%, 12/10/07                     3,000           3,336
   Prudential (C)
        6.375%, 07/23/06                       800             888
   Scaldis Capital (L)
        1.312%, 07/14/03                     8,937           8,922
   USA Education (L)
        1.289%, 01/23/04                     3,181           3,186
   Washington Mutual Bank (L)
        1.409%, 06/16/03                     3,217           3,217
                                                       -----------
                                                           334,499
                                                       -----------
FOOD, BEVERAGE & TOBACCO -- 2.1%
   Anheuser Busch
        6.500%, 05/01/42                     4,200           5,059
   Diageo Capital
        6.625%, 06/24/04                     4,700           4,964
   General Mills
        6.000%, 02/15/12                     1,310           1,496
        5.125%, 02/15/07                       800             874
   Kellogg, Ser B
        6.600%, 04/01/11                     5,355           6,346
   Kraft Foods
        5.625%, 11/01/11                     2,630           2,868
   Nabisco
        7.550%, 06/15/15                     3,000           3,780
        6.375%, 02/01/05                     3,000           3,191
   Pepsi Bottling Group, Ser B
        7.000%, 03/01/29                     2,500           3,131
   Philip Morris
        7.750%, 01/15/27                     5,570           5,960
   Philip Morris Capital
        7.500%, 07/16/09                     2,500           2,681
   RJ Reynolds Tobacco Holding, Ser B
        7.875%, 05/15/09                     2,530           2,638
        7.750%, 05/15/06                     3,760           3,858
   Sara Lee
        6.250%, 09/15/11                     3,640           4,243
   Unilever Capital
        5.900%, 11/15/32                     1,025           1,142
                                                       -----------
                                                            52,231
                                                       -----------

--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

FORESTRY -- 0.4%
   Weyerhaeuser
        7.375%, 03/15/32                    $3,500         $ 4,151
        6.875%, 12/15/33                     1,760           1,972
        6.750%, 03/15/12                     2,530           2,920
        5.250%, 12/15/09 (K)                   450             484
                                                       -----------
                                                             9,527
                                                       -----------
GAS/NATURAL GAS -- 0.7%
   El Paso MTN
        7.800%, 08/01/31                     2,360           1,835
        7.750%, 01/15/32                     3,800           2,954
   Kinder Morgan Energy
        7.300%, 08/15/33                       680             835
   Sonat
        7.625%, 07/15/11                     2,880           2,477
   Williams
        9.250%, 03/15/32 (C)                 2,840           2,726
        7.875%, 09/01/21                     1,150           1,023
        7.750%, 06/15/31                       740             648
        6.500%, 08/01/06                     2,000           1,900
        6.250%, 02/01/06                     1,810           1,724
   Williams, Ser A
        7.500%, 01/15/31                       310             262
                                                       -----------
                                                            16,384
                                                       -----------
INSURANCE -- 0.9%
   ASIF Global Funding (C)
        3.850%, 11/26/07                     2,750           2,859
   American General Capital
        8.500%, 07/01/30                       785           1,127
   Loews
        7.625%, 06/01/23                       450             469
        7.000%, 10/15/23                     1,950           2,011
   Metlife Global Funding I (C)
        4.750%, 06/20/07                       800             866
   Metlife
        6.125%, 12/01/11                       440             500
   Nationwide Mutual Insurance (C)
        7.875%, 04/01/33                     4,700           5,469
   New York Life Insurance (C)
        5.875%, 05/15/33                       600             635
   Progressive
        7.000%, 10/01/13                       925           1,134
   Zurich Capital Trust I (C)(K)
        8.376%, 06/01/37                     5,398           5,897
                                                       -----------
                                                            20,967
                                                       -----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            65

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

CORE FIXED INCOME FUND (Continued)
MAY 31, 2003

--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

MACHINERY -- 0.9%
   Caterpillar (L)
        1.305%, 03/05/04                $    4,111         $ 4,117
        1.294%, 05/28/04                     4,468           4,474
        1.244%, 07/09/03                     8,937           8,938
        1.230%, 04/08/04                     5,362           5,371
                                                       -----------
                                                            22,900
                                                       -----------
MISCELLANEOUS MANUFACTURING -- 0.6%
   General Electric
        5.000%, 02/01/13                     1,020           1,089
   Tyco International
        7.000%, 06/15/28                     1,990           1,911
        6.875%, 01/15/29 (K)                 6,090           5,847
        6.375%, 10/15/11 (K)                 5,275           5,288
        6.375%, 06/15/05                       585             604
        6.125%, 01/15/09                       190             192
                                                       -----------
                                                            14,931
                                                       -----------
MULTIMEDIA -- 0.6%
   AOL Time Warner
        8.375%, 07/15/33                     1,180           1,566
        7.700%, 05/01/32                     5,300           6,216
        7.625%, 04/15/31                       545             630
        6.875%, 06/15/18                     1,180           1,331
        6.625%, 05/15/29                     1,500           1,556
        5.625%, 05/01/05 (K)                   620             657
   Viacom (K)
        5.625%, 08/15/12                     1,600           1,802
                                                       -----------
                                                            13,758
                                                       -----------
NON-HAZARDOUS WASTE DISPOSAL -- 0.4%
   Waste Management
        7.375%, 05/15/29                     1,000           1,212
        7.125%, 12/15/17                     5,425           6,591
        7.100%, 08/01/26                     2,245           2,642
                                                       -----------
                                                            10,445
                                                       -----------

OFFICE/BUSINESS EQUIPMENT -- 0.3%
   Pitney Bowes Credit
        5.750%, 08/15/08                     5,600           6,361
                                                       -----------
PAPER & RELATED PRODUCTS -- 0.0%
   International Paper (C)
        5.300%, 04/01/15                       575             606
                                                       -----------

--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

PETROLEUM & FUEL PRODUCTS -- 1.4%
   Amerada Hess
        7.300%, 08/15/31                $    1,025         $ 1,200
   Anadarko Finance, Ser B (K)
        7.500%, 05/01/31                     4,995           6,446
   Anderson Exploration
        6.750%, 03/15/11                       190             222
   Apache (K)
        6.250%, 04/15/12                     1,190           1,401
   BP Canada Finance
        3.625%, 01/15/09                     3,090           3,234
   BP Capital Markets
        4.625%, 05/27/05                       570             605
   Coastal
        6.950%, 06/01/28                     2,250           1,710
   Conoco Funding
        7.250%, 10/15/31                     2,050           2,644
        6.950%, 04/15/29                     4,280           5,280
        6.350%, 10/15/11                     2,370           2,788
   ConocoPhillips
        5.900%, 10/15/32                        10              11
        4.750%, 10/15/12                     1,380           1,470
   Devon Energy
        7.950%, 04/15/32                     1,035           1,368
   Devon Financing
        6.875%, 09/30/11                       980           1,161
   Texas East Transportation
        7.000%, 07/15/32                       925           1,098
   YPF Sociedad Anonima MTN, Ser A
        7.750%, 08/27/07                     3,000           3,210
                                                       -----------
                                                            33,848
                                                       -----------
RAILROAD TRANSPORTATION -- 0.1%
   Burlington North Santa Fe
        7.290%, 06/01/36                     1,010           1,271
        6.750%, 07/15/11                       200             237
   Consolidated Rail
        7.875%, 05/15/43                       450             581
   Union Pacific
        7.125%, 02/01/28                     1,500           1,841
                                                       -----------
                                                             3,930
                                                       -----------
REAL ESTATE INVESTMENT MANAGEMENT -- 0.1%
   EOP Operating
        7.000%, 07/15/11                     1,545           1,812
                                                       -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
   GE Capital Franchise Finance MTN
        8.680%, 01/14/04                     4,700           4,914
        6.860%, 06/15/07                     1,100           1,266
                                                       -----------
                                                             6,180
                                                       -----------

--------------------------------------------------------------------------------
66            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

REGIONAL AGENCIES -- 0.9%
   Quebec Province
        7.500%, 09/15/29                    $1,652         $ 2,257
   Quebec Province, Ser NN
        7.125%, 02/09/24                     1,970           2,534
   United Mexican States
       11.500%, 05/15/26 (K)                 8,400          12,835
        8.375%, 01/14/11                     3,090           3,765
                                                       -----------
                                                            21,391
                                                       -----------
RETAIL -- 0.5%
   Duty Free International (C) (H) (J)
        7.000%, 01/15/04                     6,500           3,250
   Kroger
        7.500%, 04/01/31                       600             729
   Sears Roebuck Acceptance
        7.000%, 06/01/32                       330             355
        6.700%, 04/15/12                     1,240           1,366
        6.250%, 05/01/09 (K)                   200             219
   Target (K)
        5.875%, 03/01/12                     3,190           3,626
   Wal-Mart Stores (K)
        4.550%, 05/01/13                     1,920           2,018
                                                       -----------
                                                            11,563
                                                       -----------
TELEPHONES & TELECOMMUNICATIONS -- 1.9%
   AT&T
        8.500%, 11/15/31                     1,120           1,309
   AT&T Wireless Services
        8.750%, 03/01/31                       925           1,193
   Ameritech Capital
        6.250%, 05/18/09                     1,340           1,526
   BellSouth (K)
        6.000%, 10/15/11                     1,925           2,214
   British Telecommunications
        8.875%, 12/15/30                       940           1,287
        8.375%, 12/15/10                     1,500           1,884
   Intermedia Communications, Ser B (H) (I)
        8.600%, 06/01/08                     2,000           1,465
   New England Telephone & Telegraph
        7.875%, 11/15/29                     1,175           1,520
   Qwest Capital Funding (C)
        7.250%, 02/15/11                     4,750           3,990
   SBC Communications (K)
        6.250%, 03/15/11                        75              87
   Sprint Capital
        8.375%, 03/15/12                     3,610           4,214
        7.625%, 01/30/11                     2,720           3,023
        6.875%, 11/15/28                     4,150           4,107
        6.000%, 01/15/07                        10              10
   Verizon Communications
        7.750%, 06/15/32                       740             949
        6.940%, 04/15/28                     3,000           3,409

--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

   Verizon Global Funding
        7.750%, 12/01/30                    $   50         $    64
        6.875%, 06/15/12                     7,500           8,870
   Verizon, Ser A (K)
        5.650%, 11/15/11                     1,500           1,667
   Vodafone Group PLC
        6.250%, 11/30/32                       915           1,016
   WorldCom (I)
        8.250%, 05/15/31 (K)                 5,000           1,475
        8.250%, 01/15/49 (C) (F)               700             206
                                                       -----------
                                                            45,485
                                                       -----------
Total Corporate Obligations
   (Cost $796,248)                                         838,262
                                                       -----------

ASSET-BACKED SECURITIES -- 15.0%

AIRCRAFT -- 0.1%
   Embarcadero Aircraft,
     Ser 2000-A, Cl A1 (F)
        1.790%, 08/15/25                     4,800           3,120
                                                       -----------
AUTOMOTIVE -- 2.7%
   Americredit Automobile Receivables
     Trust, Ser 1999-B, Cl A4
        5.960%, 03/12/06                     4,724           4,727
   Americredit Automobile Receivables
     Trust, Ser 2000-B, Cl A4 (F)
        1.510%, 04/05/07                     9,523           9,522
   Americredit Automobile Receivables
     Trust, Ser 2000-C, Cl A4 (F)
        1.520%, 07/12/07                     5,000           4,997
   Americredit Automobile Receivables
     Trust, Ser 2002-A, Cl  A3 (F)
        1.510%, 10/12/06                    10,460          10,459
   Chase Manhattan Auto Owner Trust,
     Ser 2000-A, Cl A3
        6.210%, 12/15/04                       424             426
   DaimlerChrysler Master Owner
     Trust, Ser 2002-A, Cl A (F)
        1.370%, 05/15/07                     3,180           3,182
   Drivetime Auto Owner Trust,
     Ser 2002-C, Cl A2 (F)
        2.200%, 12/17/07                     5,000           5,012
   Ford Credit Auto Owner Trust,
     Ser 2000-E, Cl A4
        6.740%, 06/15/04                     1,477           1,487
   Ford Credit Auto Owner Trust,
     Ser 2001-D, Cl A3
        4.310%, 06/15/05                     4,043           4,101
   Onyx Acceptance Auto Trust,
     Ser 2001-B, Cl A3
        4.970%, 09/15/05                     1,503           1,518

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            67

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

CORE FIXED INCOME FUND (Continued)
MAY 31, 2003

--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

   USAA Auto Owner Trust,
     Ser 2002-1, Cl A1
        1.950%, 03/15/05                $    7,940     $     7,952
   Whole Auto Loan Trust,
     Ser 2002-1, Cl A2
        1.880%, 06/15/05                    11,000          11,030
   World Omni Auto Receivables Trust,
     Ser 2001-A, Cl A3
        5.300%, 02/20/05                     1,339           1,349
                                                       -----------
                                                            65,762
                                                       -----------
CREDIT CARDS -- 0.3%
   Metris Master Trust,
     Ser 2001-1, Cl A (F)
        1.538%, 12/20/07                     2,000           1,962
   Sears Credit Account Master Trust,
     Ser 2002-5, Cl A (F)
        1.690%, 11/17/09                     4,375           4,379
                                                       -----------
                                                             6,341
                                                       -----------
MORTGAGE RELATED -- 11.9%
   ABN Amro Mortgage,
     Ser 2002-5, Cl 2A2
        6.500%, 07/25/17                     1,933           1,968
   ABSC, Ser 2000-LB1, Cl AV (F)
        1.580%, 08/21/30                     2,274           2,274
   ARC Net Interest Margin Trust,
     Ser 2002-5A, Cl A
        7.750%, 07/27/32                       913             907
   Ameriquest Mortgage Securities,
     Ser 2002-5, Cl AF1
        2.600%, 02/25/33                     4,651           4,673
   Amortizing Residential Collateral
     Trust, CMO, Ser 2002-BC1, Cl A (F)
        1.660%, 01/25/32                     8,310           8,313
   Asset Backed Securities,
     Ser 2001-HE3, Cl A1 (F)
        1.580%, 11/15/31                     7,076           7,078
   Asset Securitization,
     Ser 1996-D2, Cl A1
        6.920%, 02/14/29                     7,057           7,645
   BOAA, Ser 2003-5, Cl 2A1
        5.000%, 08/25/18                     6,000           6,168
   Banc of America Funding,
     Ser 2003-1, Cl A1
        6.000%, 05/20/33                     6,257           6,398
   BankBoston Home Equity Loan
     Trust, Ser 1998-2, Cl A5
        6.140%, 02/25/19                     1,596           1,649
   Bayview Financial Acquisiton Trust,
     Ser 2001-BA, Cl A (F)
        1.600%, 07/25/31                       869             867


--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

   Bear Stearns, Ser 2001-A, Cl AI4
        6.820%, 02/15/31                $    5,022     $     5,443
   Bear Stearns, Ser 2000-2, Cl AF3
        7.340%, 08/25/30                     2,143           2,194
   CIGNA CBO, Ser 1996-1, Cl A2
        6.460%, 11/15/08                     8,985           9,164
   CS First Boston Mortgage Securities,
     Ser 1997-C2, Cl AX (F)
        1.180%, 01/17/35                    28,291           1,123
   CS First Boston Mortgage Securities,
     Ser 2001-FL2A, Cl A (F)
        1.560%, 09/15/13                    13,058          13,020
   Citibank Credit Card Issuance Trust,
     Ser 2001-A5, Cl A5 (F)
        1.368%, 06/10/06                     8,000           7,998
   Conseco Finance Securitization,
     Ser 2000-4, Cl A4
        7.730%, 04/01/31                     5,250           5,464
   Conseco Finance Securitization,
     Ser 2000-4, Cl A5
        7.970%, 05/01/32                     2,800           2,674
   Conseco Finance Securitization,
     Ser 2001-1, Cl A5
        6.990%, 07/01/32                     2,550           2,531
   Contimortgage Home Equity Loan
     Trust, Ser 1997-2, Cl A9
        7.090%, 04/15/28                       782             782
   Contimortgage Home Equity Loan
     Trust, Ser 1997-3, Cl A9
        7.120%, 08/15/28                     1,611           1,630
   Contimortgage Home Equity Loan
     Trust, Ser 1997-5, Cl A5
        6.630%, 12/15/20                         2               2
   Contimortgage Home Equity Loan
     Trust, Ser 1997-5, Cl A6
        6.870%, 03/15/24                     1,600           1,673
   Contimortgage Home Equity Loan
     Trust, Ser 1998-1, Cl A6
        6.580%, 12/15/18                       411             415
   Countrywide Asset-Backed
     Certificates, Ser 2001-BC3, Cl A (F)
        1.560%, 12/25/31                     1,068           1,070
   Countrywide Home Equity Loan
     Trust, Ser 2001-A, Cl A (F)
        1.550%, 04/15/27                     8,423           8,419
   Criimi Mae Commercial Mortgage
     Trust, Ser 1998-C1, Cl A2
        7.000%, 06/02/33                     4,000           4,552
   DLJ Commercial Mortgage,
     Ser 1999-CG1, Cl A1B
        6.460%, 03/10/32                     3,175           3,704
   DLJ Commercial Mortgage,
     Ser 1999-CG2, Cl A1B
        7.300%, 06/10/32                     3,600           4,362


--------------------------------------------------------------------------------
68            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

   Delta Funding Home Equity
     Loan Trust, Ser 1997-3, Cl A6F
        6.860%, 10/25/28                $    2,407     $     2,477
   Delta Funding Home Equity Loan
     Trust, Ser 1999-3, Cl A1A (F)
        1.720%, 09/15/29                     1,418           1,420
   Deutsche Mortgage & Asset
     Receiving, Ser 1998-C1, CL A2
        6.538%, 06/15/31                    11,900          13,505
   EMC Mortgage Loan Trust,
     Ser 2002-AA, Cl A1 (F)
        1.790%, 05/25/39                     6,831           6,854
   EQCC Trust, Ser 2002-1, Cl 2A (F)
        1.620%, 11/25/31                     4,726           4,731
   Equivantage Home Equity Loan
     Trust, Ser 1997-2, Cl A3
        7.275%, 07/25/28                     1,171           1,170
   First Union-Lehman Brothers,
     Ser 1997-C2, IO (F)
        1.501%, 11/18/29                     1,684              86
   Fleet Home Equity Trust,
     Ser 2001-1, Cl A (F)
        1.528%, 05/20/31                       750             748
   GE Capital Mortgage Services,
     CMO, Ser 1994-7, Cl A15 (F)
        5.000%, 02/25/09                       580             584
   GE Capital Mortgage Services,
     Ser 1997-HE3, Cl A6
        6.720%, 10/25/27                     3,225           3,386
   GMAC Commercial Mortgage
     Securities, Ser 1998-C2, Cl X, IO (F)
        0.800%, 05/15/35                     7,801             237
   GMAC Commercial Mortgage
     Securities, Ser 1999-C2, Cl A2
        6.945%, 09/15/33                     8,200           9,703
   GMAC Commercial Mortgage
     Securities, Ser 2003-FL1A, Cl A (F)
        1.664%, 03/11/15                     5,550           5,550
   GS Mortgage Securities, CMO,
     Ser 1998-1, Cl A
        8.000%, 09/20/27                       811             912
   GS Mortgage Securities, CMO,
     Ser 1998-2, Cl A
        7.750%, 05/19/27                       310             348
   GS Mortgage Securities, CMO,
     Ser 1999-3, Cl A
        8.000%, 08/19/29                     1,184           1,337
   GS Mortgage Securities,
     Ser 1998-GLII, Cl A2
        6.562%, 04/13/31                     3,500           3,986
   Green Tree Financial,
     Ser 1996-5, Cl A6
        7.750%, 07/15/27                     2,231           2,304

--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

   Green Tree Financial,
     Ser 1998-2, Cl A5
        6.240%, 11/01/16                $      791     $       808
   Green Tree Recreational,
     Ser 1998-A, Cl A1H
        6.710%, 05/15/29                       239             254
   Green Tree, Ser 1998-6, Cl A6 (F)
        6.270%, 07/01/21                     1,300           1,327
   Household Home Equity Loan Trust,
     Ser 2002-1, Cl M (F)
        2.138%, 12/22/31                     2,118           2,126
   IMPAC CMB Trust, CMO,
     Ser 2002-2, Cl A1 (F)
        1.600%, 08/25/32                     8,587           8,579
   IMPAC Commercial Holdings,
     Ser 1998-C1, Cl A1A
        6.060%, 08/20/30                       381             393
   JP Morgan Commercial Mortgage
     Finance, Ser 1997-C5, Cl X, IO (F)
        1.530%, 09/15/29                     6,870             376
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2, Cl A3
        6.960%, 11/21/28                     6,700           7,416
   Merrill Lynch Mortgage Investors,
     Ser 1998-C1, Cl A1
        6.310%, 11/15/26                     1,074           1,141
   Merrill Lynch Mortgage, CMO,
     Ser 2002-NC1, Cl A1 (F)
        1.640%, 05/25/33                     1,980           1,980
   Mesa Trust Asset-Backed Certificates,
     Ser 2002-3, Cl A, IO (H)
        8.000%, 04/18/05                     6,995             479
   Metro Asset, Ser 1998-A, Cl A4 (C)
        6.981%, 01/20/26                     1,198           1,214
   Metropolitan Asset Funding,
     Ser 1997-B, Cl A1D
        7.130%, 03/20/12                     2,409           2,448
   Nomura Asset Securities,
     Ser 1996-MD5, Cl A1B
        7.120%, 04/13/39                     3,000           3,372
   Novastar Home Equity Loan,
     Ser 1998-2, Cl A2 (F)
        1.390%, 08/25/28                     1,251           1,251
   Oakwood Mortgage Investors,
     Ser 2002-C, Cl A, IO (H)
        6.000%, 08/15/10                    11,578           2,518
   Origen Manufactured Housing,
     Ser 2002-A, Cl A1 (F)
        1.550%, 05/15/32                       946             946
   Prudential Home Mortgage Securities,
     Ser 1993-40, Cl A6
        6.500%, 10/25/23                       234             234


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            69

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

CORE FIXED INCOME FUND (Continued)
MAY 31, 2003

--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

   Residential Accredit Loans, CMO,
     Ser 1997-QS8, Cl A10
        7.500%, 08/25/27                  $    768       $     781
   Residential Accredit Loans, CMO,
     Ser 1998-QS9, Cl A10
        6.750%, 07/25/28                     1,278           1,294
   Residential Asset Mortgage Products,
     Ser 2002-RS5, Cl AI5
        5.410%, 09/25/32                    10,000          10,221
   Residential Asset Mortgage Products,
     Ser 2002-RS6, Cl AI5
        5.650%, 11/25/32                     6,000           6,260
   Residential Asset Securitization, CMO,
     Ser 1998-A5, Cl A5
        6.750%, 06/25/28                     3,292           3,358
   Residential Funding Mortgage
     Securities I, Ser 1998-S13, Cl A21
        6.750%, 06/25/28                     1,194           1,204
   Residential Funding Mortgage
     Securities I, Ser 1998-S3, Cl M1
        6.750%, 02/25/28                     5,775           5,767
   Residential Funding Mortgage
     Securities I, Ser 1998-S9, Cl 1A1
        6.500%, 04/25/13                       414             417
   Residential Funding Mortgage
     Securities II, Ser 2000-HI1, Cl AI7
        8.290%, 02/25/25                     8,600           9,603
   Residential Funding Mortgage
     Securization I, Ser 1993-S29, Cl A6
        7.000%, 08/25/08                     3,412           3,407
   Ryland Mortgage Securities, CMO,
     Ser 1994-7A, Cl A2
        7.000%, 08/25/25                       301             302
   SASC, Ser 2003-AL2, Cl A
        3.357%, 01/25/31                     5,350           5,318
   Saxon Asset Securities Trust,
     Ser 1998-4, Cl AF6
        6.400%, 01/25/30                     4,459           4,621
   Small Business Administration,
     Ser 2003-P10A, Cl 1
        4.524%, 02/10/13                     4,960           4,990
   TMS SBA Loan Trust 1999-1, Cl A (F)
        2.050%, 07/15/25                       553             538
   UCFC Home Equity Loan,
     Ser 1997-D, Cl A8 (F)
        1.530%, 12/15/27                       472             471
   Washington Mutual Mortgage,
     Ser 2002-MS12, Cl A
        6.500%, 05/25/32                     1,588           1,629

--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

   Wells Fargo Mortgage Backed
     Securities Trust, Ser 2001-23, Cl A1
        6.250%, 10/25/16                    $1,945        $  1,993
   Wells Fargo Mortgage Backed
     Securities Trust, Ser 2002-22, Cl 2A7
        6.000%, 01/25/33                     4,600           4,733
   Wells Fargo, Ser 2002-D, Cl 1A2
        5.739%, 08/25/32                     3,237           3,276
                                                       -----------
                                                           290,543
                                                       -----------
Total Asset-Backed Securities
   (Cost $360,955)                                         365,766
                                                       -----------

TAXABLE MUNICIPAL BONDS -- 0.1%
   California State, Department of Water,
     Ser E, RB
        3.975%, 05/01/05                     1,125           1,153
   Los Angeles County, California
     Taxable Pension Obligation,
     Ser D, RB, MBIA (E)
        8.029%, 06/30/10                       650             493
   Tobacco Settlement Funding,
     Ser 2001-A, Cl A, RB
        6.360%, 05/15/25                     1,752           1,691
                                                       -----------
Total Taxable Municipal Bonds
   (Cost $3,249)                                             3,337
                                                       -----------

COMMERCIAL PAPER -- 7.2%

AUTOMOTIVE -- 0.4%
   DaimlerChrysler
        1.480%, 06/05/03                     8,615           8,613
                                                       -----------
BANKS -- 0.4%
   Wells Fargo
        1.200%, 06/24/03                    10,740          10,732
                                                       -----------
FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 6.3%
   ASAP Funding Limited (L)
        1.241%, 06/17/03                     4,468           4,466
   Aquinas Funding (L)
        1.224%, 09/10/03                     8,937           8,906
        1.181%, 06/13/03                     8,937           8,933
   Atlantis One Funding (L)
        1.181%, 06/24/03                    17,873          17,859
   Bear Stearns
        1.231%, 06/19/03                     9,190           9,185

--------------------------------------------------------------------------------
70            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                Shares/Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

   Edison Asset (L)
        1.234%, 09/03/03                   $ 8,937        $  8,908
   General Electric Capital
        1.231%, 06/17/03                    11,250          11,244
   Mortgage Interest Networking Trust (L)
        1.271%, 07/02/03                    17,873          17,853
   National Rural Utilities
        1.280%, 06/10/03                     5,725           5,723
   Park Granada (L)
        1.313%, 07/28/03                     4,468           4,459
        1.292%, 07/29/03                    11,975          11,950
   Polonius (L)
        1.200%, 06/11/03                     8,937           8,933
   Sigma Finance (L)
        1.391%, 08/19/03                     4,468           4,469
        1.331%, 06/17/03                     4,406           4,403
        1.312%, 07/14/03                     8,937           8,922
   Tannehill Capital (L)
        1.312%, 07/21/03                     3,575           3,568
        1.300%, 07/10/03                     5,362           5,362
        1.283%, 08/06/03                     3,575           3,566
   Witmer Funding (L)
        1.281%, 06/12/03                     3,575           3,573
                                                       -----------
                                                           152,282
                                                       -----------
FOOD, BEVERAGE & TOBACCO -- 0.1%
   Kraft Foods
        2.080%, 02/26/04                    2,850           2,850
                                                      -----------
Total Commercial Paper
   (Cost $174,477)                                        174,477
                                                      -----------

REGISTERED INVESTMENT COMPANY -- 0.2%
   Fidelity Institutional Domestic
     Portfolio, CL I                     5,448,852           5,449
                                                       -----------
Total Registered Investment Company
   (Cost $5,449)                                             5,449
                                                       -----------

--------------------------------------------------------------------------------
                                       Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 15.3%
   ABN Amro (M)
     1.290%, dated 05/30/03, to be
     repurchased on 06/02/03,
     repurchase price $132,521,546
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $135,157,486)                 $132,507       $ 132,507
   Lehman Brothers (L)
     1.350%, dated 05/30/03, to be
     repurchased on 06/02/03,
     repurchase price $6,256,351
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $6,380,804)                      6,256           6,256
   Merrill Lynch (M)
     1.290%, dated 05/30/03, to be
     repurchased on 06/02/03,
     repurchase price $160,017,200
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $163,201,996)                  160,000         160,000
   UBS Paine Webber (L)
     1.360%, dated 05/30/03, to be
     repurchased on 06/02/03,
     repurchase price $70,520,750
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $71,923,619)                    70,513          70,513
                                                       -----------
Total Repurchase Agreements
   (Cost $369,276)                                         369,276
                                                       -----------
Total Investments -- 138.3%
   (Cost $3,256,684)                                     3,361,655
                                                       -----------

WRITTEN OPTIONS -- 0.0%
  September 2003 Bond Future Put,
    Expires 08/23/03, Strike Price $108       (165)            (28)
  September 2003 Ten Year Treasury Note
    Call Expires 08/23/03, Strike Price $120  (165)           (150)
  September 2003 Ten Year Treasury Note
    Call, Expires 08/23/03, Strike Price $118 (220)           (395)
  September 2003 Ten Year Treasury Note
    Put, Expires 08/23/03, Strike Price $110  (164)            (10)
                                                       -----------
Total Written Options
   (Premiums Received $(706))                                 (583)
                                                       -----------



--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            71

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

CORE FIXED INCOME FUND (concluded)
MAY 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $2,431,368,243.

(A) The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B) Security, or portion thereof, is pledged as collateral on open futures contracts.
(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(D)  Treasury Inflation Index Notes
(E) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2003.
(G) Step Bond -- The rate reported on the Schedule of Investments is the effective yield as of May 31, 2003. The coupon on a bond changes on a specific date.
(H) Securities considered illiquid. The total value of such securities as of May 31, 2003 was $26,400,359.
(I)  Security in default of interest payments.
(J) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of May 31, 2003 was $3,250,000.
(K) This security or a partial position of this security is on loan at May 31, 2003 (see Note 11). The total value of securities on loan at May 31, 2003 was $406,907,618.
(L) These securities were purchased with cash collateral received from securities lending. The total value of such securities as of May 31, 2003 was $424,986,887 (See Note 11).
(M)  Tri-Party Repurchase Agreement.
Cl -- Class
CBO -- Collateralized Bond Obligation
CMO -- Collateralized  Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan  Mortgage  Corporation
FNMA -- Federal  National  Mortgage  Association
GNMA -- Government  National Mortgage  Association
IO -- Interest  Only
MBIA -- Municipal  Bond  Insurance Association
MTN -- Medium Term Note
Plc -- Public Limited Company
RB -- Revenue Bond
REMIC -- Real  Estate  Mortgage  Investment  Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association
STRIPS -- Separately Traded Registered Interest and Principal Security
TBA -- To Be Announced
TVA -- Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
72            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

INTERNATIONAL EQUITY FUND
MAY 31, 2003
--------------------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCK -- 97.3%

AUSTRALIA -- 3.1%
   Alumina                                 343,119     $       961
   Australia & New Zealand
     Banking Group (B)                     177,457           2,143
   Baycorp Advantage                        89,888              93
   BHP Billiton (B)                        961,988           5,391
   Billabong International                 200,589             774
   Brambles Industries (B)                  50,600             149
   Computershare                           104,688             116
   Corporate Express Australia             400,000           1,152
   CSL                                      65,491             509
   Foster's Group (B)                      492,031           1,372
   Lihir Gold*                             735,648             666
   Macquarie Airports                      140,805             119
   Macquarie Infrastructure Group          895,572           2,060
   MIM Holdings                            903,483             924
   National Australia Bank (B)             181,074           3,906
   Newcrest Mining                         118,877             585
   News                                     96,388             730
   Patrick                                  37,308             287
   Promina Group*                          399,495             554
   Qantas Airways                          668,983           1,404
   QBE Insurance Group (B)                 449,259           2,629
   Rio Tinto                                33,710             683
   Seven Network                            41,421             132
   Suncorp-Metway (B)                      237,000           1,733
   TABCORP Holdings                         84,303             565
   Telstra Corp                          1,434,389           4,216
   Westpac Banking                          87,222             926
   WMC Resources*                          280,146             703
   Woolworths                              189,900           1,516
                                                       -----------
                                                            36,998
                                                       -----------
BELGIUM -- 0.4%
   Fortis (B)                              266,687           4,344
                                                       -----------
BRAZIL -- 0.1%
   Cia Vale do Rio Doce ADR                 19,800             594
                                                       -----------
CANADA -- 0.8%
   Abitibi-Consolidated                    122,000             826
   Alcan (B)                                16,200             488
   BCE (B)                                  99,700           2,187
   Bombardier, Cl B (B)                    405,600           1,131
   Suncor Energy                            39,100             720
   TELUS (B)                                62,700             900
   Thomson (B)                              90,200           2,723
                                                       -----------
                                                             8,975
                                                       -----------

--------------------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------------------

CHINA -- 0.1%
   Aluminum                              1,800,000     $       385
   Jiangxi Copper                        2,700,000             440
   Shandong International
     Power Development                   1,450,000             370
                                                       -----------
                                                             1,195
                                                       -----------
DENMARK -- 0.6%
   Danisco A/S                              51,513           1,959
   Novo-Nordisk A/S, Cl B                  143,402           5,009
                                                       -----------
                                                             6,968
                                                       -----------
FINLAND -- 1.3%
   Nokia Oyj (B)                           777,987          14,000
   UPM-Kymmene Oyj (B)                      62,000             863
                                                       -----------
                                                            14,863
                                                       -----------
FRANCE -- 10.5%
   Accor (B)                               109,271           4,108
   Air Liquide                              11,487           1,754
   Aventis                                 208,426          10,879
   BNP Paribas (B)                         298,922          14,801
   Bouygues (B)                             94,960           2,531
   Carrefour (B)                           297,073          13,302
   Cie de Saint-Gobain                     149,511           5,662
   Cie Generale D'Optique
     Essilor International                  20,000             814
   France Telecom (B)                      180,977           4,472
   Groupe Danone (B)                        52,205           7,178
   L'Oreal (B)                              34,634           2,513
   Pechiney (B)                             18,000             517
   Pernod-Ricard                            83,680           8,326
   Pinault-Printemps-Redoute (B)            43,125           3,578
   Renault (B)                              40,000           1,779
   Sanofi-Synthelabo (B)                   156,036           9,974
   Schneider Electric                       34,000           1,554
   Societe Generale, Cl A                   23,042           1,415
   Societe Television Francaise 1            2,600              77
   Total                                   177,576          26,003
   Vivendi Universal (B)                   135,500           2,486
                                                       -----------
                                                           123,723
                                                       -----------
GERMANY -- 3.4%
   Aixtron                                   3,100              11
   Allianz (B)                              11,200             848
   DaimlerChrysler (B)                      27,200             856
   Deutsche Bank (B)                       162,649           9,527
   Deutsche Boerse                          17,492             921
   Deutsche Telekom (B)*                   252,319           3,778
   E.ON (B)                                 57,605           2,967
   Epcos*                                   15,400             210
   Infineon Technologies (B)*               33,400             299

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            73

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

INTERNATIONAL EQUITY FUND (Continued)
MAY 31, 2003
--------------------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Metro (B)                                19,400     $       605
   Muenchener Rueckversicherungs (B)        23,153           2,498
   SAP (B)                                   8,400             943
   SAP ADR                                   3,000              85
   Siemens                                 253,662          12,023
   TUI (B)                                  36,700             480
   Volkswagen (B)                          121,415           4,385
                                                       -----------
                                                            40,436
                                                       -----------
HONG KONG -- 1.7%
   Brilliance China Automotive
     Holdings                            2,650,000             646
   Cheung Kong Holdings                    253,000           1,541
   China Insurance
     International Holdings                840,000             425
   China Merchants
     Holdings International                750,000             635
   China Mobile                          1,383,100           3,157
   Cosco Pacific                           600,000             600
   Fountain SET Holdings                   900,000             733
   Hang Lung Properties (B)                728,000             681
   Hang Seng Bank                          140,300           1,493
   Hengan International Group            1,000,000             346
   Hong Kong & China Gas                   287,950             360
   HongKong Electric Holdings              143,500             572
   Hongkong Land Holdings                1,080,050           1,339
   Hutchison Whampoa                       222,600           1,353
   Johnson Electric Holdings             1,002,000           1,182
   Li & Fung                               732,000             906
   Sun Hung Kai Properties (B)             343,200           1,712
   Swire Pacific, Cl A                     227,000             972
   Techtronic Industries                 1,050,000           1,636
                                                       -----------
                                                            20,289
                                                       -----------
IRELAND -- 0.6%
   Bank of Ireland                         424,056           5,262
   CRH                                      83,060           1,289
                                                       -----------
                                                             6,551
                                                       -----------
ITALY -- 3.6%
   Assicurazioni Generali (B)               19,500             464
   Banca Intesa                          1,094,068           3,500
   Enel (B)                                868,277           6,046
   ENI-Ente Nazionale Idrocarburi          841,144          13,573
   Mediaset                                576,411           5,268
   Riunione Adriatica di Sicurta (B)       249,631           3,884
   Telecom Italia (B)                      204,226           1,888
   Telecom Italia - RNC (B)                880,202           4,917
   TIM                                     475,649           2,490
                                                       -----------
                                                            42,030
                                                       -----------

--------------------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------------------

JAPAN -- 18.5%
   Acom                                     15,990     $       548
   Aderans                                   7,300             133
   Advantest (B)                            32,100           1,261
   Aeon (B)                                117,000           2,812
   Aeon Credit Service                       8,000             236
   Aiful                                    18,950             794
   Aisin Seiki                              51,000             726
   Alps Electric                            38,000             439
   Amano                                    55,000             274
   Ariake Japan                             12,400             349
   Asahi Breweries                         129,000             839
   Asahi Kasei                             469,000           1,337
   Asatsu-DK                                38,100             634
   Bridgestone                              95,000           1,231
   C&S                                      30,200             430
   Canon (B)                               281,941          11,786
   Capcom (B)                               66,400             582
   Central Japan Railway (B)                   366           2,515
   Chubu Electric Power                     14,800             293
   Chugai Pharmaceutical (B)                87,100             981
   Credit Saison                            59,700           1,048
   Dai Nippon Printing                     300,000           3,090
   Daikin Industries                        33,000             560
   Daito Trust Construction                 46,300             976
   Daiwa House Industry                     86,000             548
   Daiwa Securities Group                  721,000           3,177
   Denki Kogyo                              85,000             235
   Denso                                   116,500           1,642
   East Japan Railway                          713           3,428
   Eisai                                    47,500             985
   FamilyMart                               21,900             428
   Fanuc                                     2,700             122
   Fuji Heavy Industries                   102,000             388
   Fuji Photo Film                         267,000           7,389
   Fuji Soft ABC                            36,000             522
   Fuji Television Network                     548           1,718
   Fujitsu*                              1,367,000           4,446
   Funai Electric                            8,100             867
   Goodwill Group                               90             331
   Gunze                                    39,000             137
   Hirose Electric                          33,000           2,497
   Hisamitsu Pharmaceutical                 20,000             223
   Hitachi                                 274,000           1,068
   Hitachi Metals                          189,000             496
   Honda Motor (B)                         130,900           4,717
   Hosiden                                  44,700             310
   Hoya                                     16,700           1,050
   Ito-Yokado                               68,000           1,654
   Japan Airlines System (B)*              118,000             232
   Japan Telecom Holdings                      540           1,535
   Japan Tobacco                               199           1,195
   JFE Holdings*                            56,800             667
   JSR                                      64,000             718

--------------------------------------------------------------------------------
74            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Kamigumi                                125,000     $       581
   Kaneka                                  161,000             887
   Kansai Electric Power                    40,200             655
   Kao                                      24,000             441
   Keihin                                   60,500             544
   Keyence                                   3,100             545
   Komori                                   80,000             724
   Konami                                   35,500             573
   Kyocera                                  35,600           1,914
   Kyorin Pharmaceutical                    59,000             745
   Kyowa Exeo                              138,000             377
   Lawson                                   71,100           2,128
   Mabuchi Motor                            22,100           1,600
   Mandom (B)                                8,100             146
   Marui                                    54,000             450
   Matsushita Electric Industrial          643,000           5,849
   Millea Holdings (B)                         731           5,287
   Mitsubishi                              249,000           1,555
   Mitsubishi Estate (B)                   613,000           3,747
   Mitsubishi Heavy Industries             672,000           1,433
   Mitsubishi Motors (B)*                  305,000             630
   Mitsui                                  176,000             812
   Mitsui Fudosan (B)                      238,000           1,401
   Mitsui Sumitomo Insurance               518,000           2,330
   Mori Seiki (B)                           43,200             200
   Murata Manufacturing                     29,300           1,134
   Namco                                    27,600             404
   NEC*                                    245,000           1,008
   Nikko Cordial                           907,000           2,738
   Nikon*                                   65,000             439
   Nintendo                                 17,800           1,320
   Nippon Broadcasting System                7,300             179
   Nippon Comsys                            27,000             107
   Nippon System Development                63,700             807
   Nippon Telegraph & Telephone              2,005           6,907
   Nippon Television Network                 2,050             201
   Nippon Unipac Holding                       229             781
   Nissan Motor (A)                      1,122,100           8,847
   Nissin Healthcare Food Service            9,000             171
   Nitto Denko                              63,000           1,917
   NOK                                      19,000             262
   Nomura Holdings                         185,000           1,879
   NTT DoCoMo (B)                            3,194           6,703
   Obic                                      2,100             344
   Olympus Optical                          28,000             529
   ORIX (B)*                                48,800           2,334
   Osaka Gas                               269,000             740
   Ricoh                                    74,000           1,101
   Rohm                                     70,940           7,319
   Sankyo                                  253,000           2,985
   Santen Pharmaceutical                    38,000             376
   Sawai Pharmaceutical                      8,400             249
   Secom                                    53,500           1,637
   Sekisui House (B)                       481,000           3,607

--------------------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Shimachu                                 22,500     $       331
   Shimamura (B)                             7,500             426
   Shin-Etsu Chemical                      111,400           3,409
   Shionogi                                175,000           2,468
   Shiseido                                 61,000             662
   SMC                                      14,700           1,126
   Sony                                     36,200             963
   Sumitomo                                166,000             702
   Sumitomo Bakelite                        19,000              76
   Sumitomo Chemical                        51,000             140
   Sumitomo Electric Industries            602,000           3,815
   Suzuki Motor                            144,000           1,780
   Taisho Pharmaceutical                    19,000             272
   Taiyo Yuden (B)                          28,000             236
   Takeda Chemical Industries               75,600           2,965
   Tanabe Seiyaku                           94,000             657
   TDK                                      33,900           1,502
   THK                                      45,300             515
   TIS                                      14,300             252
   Tokyo Electric Power                     41,700             842
   Tokyo Electron (B)                       51,700           2,131
   Tokyo Gas                               710,000           2,220
   Tokyu (B)                               214,000             569
   Toppan Forms                             38,100             383
   Toppan Printing                         445,596           2,872
   Toray Industries                        335,000             734
   Tostem Inax Holding                      30,000             406
   Toyo Seikan Kaisha                      180,000           1,607
   Toyo Suisan Kaisha                       19,000             196
   Toyota Motor                            222,000           5,309
   Trend Micro (B)*                         21,000             361
   Uni-Charm                                12,200             529
   Uniden                                   46,000             369
   Watami Food Service                      32,400             184
   Yahoo Japan*                                 43             525
   Yamada Denki                             31,900             631
   Yamanouchi Pharmaceutical               178,400           4,803
   Yamatake                                 73,500             506
   Yamato Transport (B)                    115,000           1,230
   Zeon                                     55,000             260
                                                       -----------
                                                           218,142
                                                       -----------
LUXEMBURG -- 0.0%
   SES GLOBAL                               46,000             287
                                                       -----------
MEXICO -- 0.5%
   America Movil ADR                        45,100             823
   Cemex ADR                                35,281             783
   Telefonos de Mexico ADR                 124,913           3,785
                                                       -----------
                                                             5,391
                                                       -----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            75

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

INTERNATIONAL EQUITY FUND (Continued)
MAY 31, 2003
--------------------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------------------

NETHERLANDS -- 8.1%
   ABN AMRO Holding                        189,936     $     3,675
   Aegon (B)                               505,363           4,773
   Akzo Nobel (B)                          147,423           3,740
   ASML Holding*                            58,900             585
   CSM                                      94,958           2,081
   Hagemeyer (B)                            11,700              69
   Heineken (B)                            164,419           5,908
   Heineken Holding, Cl A (B)               40,375           1,180
   ING Groep                               615,495           9,918
   Koninklijke Philips Electronics         118,040           2,306
   Koninklijke Philips Electronics
     (NY Shares)                             9,900             195
   Numico                                   17,800             226
   Reed Elsevier (B)                       835,617           9,975
   Royal Dutch Petroleum (B)               367,542          16,617
   Royal Dutch Petroleum
     (NY Shares)                            10,600             483
   Royal KPN*                            1,995,284          13,916
   TPG                                     341,044           5,912
   Unilever                                123,367           7,211
   VNU                                     208,427           6,052
                                                       -----------
                                                            94,822
                                                       -----------
NEW ZEALAND -- 0.3%
   Carter Holt Harvey                      203,469             186
   Fisher & Paykel Appliances Holdings      27,500             198
   Fletcher Building                       204,571             415
   Telecom Corp of New Zealand             678,239           2,075
   Warehouse Group                         103,770             258
                                                       -----------
                                                             3,132
                                                       -----------
NORWAY -- 0.3%
   Norsk Hydro ASA (B)                      27,500           1,216
   Norske Skogindustrier ASA (B)            18,100             257
   Statoil ASA (B)                         191,700           1,676
                                                       -----------
                                                             3,149
                                                       -----------
PORTUGAL -- 0.1%
   Electricidade de Portugal               510,329           1,086
   Portugal Telecom SGPS                    61,300             469
                                                       -----------
                                                             1,555
                                                       -----------
SINGAPORE -- 0.9%
   DBS Group Holdings                       68,375             386
   DBS Group Holdings ADR (D)              106,000             599
   Great Eastern Holdings                   65,000             345
   Neptune Orient Lines*                   750,000             571
   SembCorp Industries                     680,000             439
   Singapore Airlines                      131,000             725
   Singapore Post*                         203,000              75

--------------------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Singapore Press Holdings                101,000     $       972
   Singapore Technologies Engineering      412,000             401
   Singapore Telecommunications          2,637,920           2,251
   United Overseas Bank                    677,040           4,333
                                                       -----------
                                                            11,097
                                                       -----------
SOUTH KOREA -- 1.0%
   Kookmin Bank ADR                         33,094             946
   KT ADR                                   71,995           1,382
   Samsung Electronics                       4,290           1,152
   Samsung Electronics GDR (B)               6,042             831
   Samsung Electronics GDR (D)              58,188           8,001
                                                       -----------
                                                            12,312
                                                       -----------
SPAIN -- 3.8%
   Acerinox (B)                             20,044             759
   Altadis                                 180,251           5,118
   Altadis Paris Exchange (B)               16,400             467
   Banco Bilbao Vizcaya Argentaria       1,201,223          11,868
   Iberdrola (B)                           439,084           7,674
   Inditex                                  84,938           1,913
   Repsol YPF (B)                           44,500             703
   Telefonica*                           1,398,960          15,714
                                                       -----------
                                                            44,216
                                                       -----------
SWEDEN -- 2.6%
   Assa Abloy                              658,905           6,447
   Atlas Copco                             208,252           4,986
   Autoliv                                  32,623             827
   ForeningsSparbanken                     149,866           2,113
   Hennes & Mauritz                        187,871           4,329
   Nordea                                  795,489           4,045
   Sandvik                                  18,600             474
   Securitas                               426,652           4,339
   Svenska Handelsbanken                    32,300             557
   TeliaSonera                             553,153           2,179
                                                       -----------
                                                            30,296
                                                       -----------
SWITZERLAND -- 9.0%
   Adecco                                   40,832           1,525
   Ciba Specialty Chemicals*                16,284           1,038
   Compagnie Financiere Richemont          132,258           2,107
   Credit Suisse Group (B)                 127,829           3,455
   Holcim (B)                               20,578           3,507
   Nestle                                   54,291          11,380
   Novartis                                620,672          24,327
   Roche Holding                           238,859          18,211
   Schindler Holding*                        5,550             862
   STMicroelectronics (B)                   68,200           1,544
   Swiss Reinsurance (B)                    59,195           3,804
   Swisscom (B)                              9,535           2,866

--------------------------------------------------------------------------------
76            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                       Market Value
Description                                 Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Syngenta (B)                            128,570     $     6,564
   Synthes-Stratec                             740             506
   UBS                                     297,192          16,018
   Zurich Financial Services                70,246           8,522
                                                       -----------
                                                           106,236
                                                       -----------
TAIWAN -- 0.1%
   Taiwan Semiconductor
     Manufacturing*                         53,008             537
   Taiwan Semiconductor
     Manufacturing ADR*                    581,000             896
                                                       -----------
                                                             1,433
                                                       -----------
UNITED KINGDOM -- 25.9%
   Allied Domecq                           519,930           2,960
   ARM Holdings*                           163,500             205
   AstraZeneca                             177,036           7,173
   AstraZeneca (SEK)                       132,368           5,419
   BAA                                     442,273           3,536
   BAE Systems                           2,178,974           4,623
   Barclays                                839,546           5,915
   BG Group                                415,100           1,841
   BHP Billiton                            750,010           3,901
   BOC Group                               277,973           3,502
   BP                                    2,408,372          16,493
   Brambles Industries                     133,000             349
   British American Tobacco                523,365           5,621
   British Sky Broadcasting*             1,335,951          14,512
   Bunzl                                   271,417           2,001
   Cadbury Schweppes                     1,019,744           5,931
   Centrica                              2,366,711           6,892
   Compass Group                            94,800             519
   Diageo                                  213,105           2,287
   GlaxoSmithKline                       1,286,965          25,407
   Granada                                 819,042           1,188
   GUS                                     218,284           2,247
   Hays                                  1,911,521           2,545
   HBOS                                    186,927           2,181
   HSBC Holdings                         1,488,015          17,577
   Imperial Tobacco Group                  423,854           7,639
   Intercontinental Hotels Group*          154,071           1,095
   International Power*                     92,000             185
   Kingfisher                            2,404,114          10,073
   Lloyds TSB Group                        233,685           1,713
   Marks & Spencer Group                   721,077           3,379
   Mitchells & Butlers*                     73,529             256
   mmO2*                                   730,600             736
   National Grid Transco                   513,043           3,316
   Next                                    170,180           2,691
   Northumbrian Water Group*               617,900           1,083
   Pearson                                 214,200           2,000
   Prudential                              424,190           2,641
   Reckitt Benckiser                        96,055           1,871

--------------------------------------------------------------------------------
                                Shares/Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

   Reed Elsevier                         1,453,064     $    11,927
   Rentokil Initial                      1,165,646           3,438
   Reuters Group                           250,300             744
   RMC Group                               159,535           1,171
   Rolls-Royce                             593,547           1,203
   Royal Bank of Scotland Group            733,420          19,045
   Scottish & Newcastle                    680,166           4,262
   Shell Transport & Trading             2,470,921          16,233
   Smith & Nephew                          251,415           1,524
   Smiths Group                            213,220           2,330
   Standard Chartered                      142,700           1,708
   Unilever                              1,255,854          11,193
   Vodafone Group                       18,751,436          40,706
   Wolseley                                215,984           2,336
   WPP Group                               377,223           3,028
   Xstrata                                  38,000             278
                                                       -----------
                                                           304,629
                                                       -----------
Total Foreign Common Stock
   (Cost $1,206,401)                                     1,143,663
                                                       -----------

FOREIGN PREFERRED STOCK -- 0.1%

AUSTRALIA -- 0.1%
   News                                    174,221           1,106

BRAZIL -- 0.0%
   Cia Vale do Rio Doce -- SP ADR (B)       20,000             560
                                                       -----------
Total Foreign Preferred Stock
   (Cost $1,542)                                             1,666
                                                       -----------

FOREIGN CONVERTIBLE BONDS -- 0.1%
   Calsonic Kansei CV to 1964.6365
     Shares (JPY)
        0.000%, 03/31/08                    18,000             182
   Credit Suisse Group CV to 32.3311
     Shares (CHF)
        6.000%, 12/23/05                       341             296
   SMFG Finance CV to 9.6154 Shares (JPY)
        2.250%, 07/11/05                   114,000             714
                                                       -----------
Total Foreign Convertible Bonds
   (Cost $1,376)                                             1,192
                                                       -----------

RIGHTS -- 0.0%

UNITED KINGDOM -- 0.0%
   Xstrata*                                 57,000             102
                                                       -----------
Total Rights
   (Cost $163)                                                 102
                                                       -----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            77

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

INTERNATIONAL EQUITY FUND (Concluded)
MAY 31, 2003
--------------------------------------------------------------------------------
                                      Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATION -- 0.4%
  U.S. Treasury Bills (A)
        1.170%, 08/28/03                $    5,000     $     4,987
                                                       -----------
Total U.S. Treasury Obligation
   (Cost $4,986)                                             4,987
                                                       -----------

CORPORATE OBLIGATIONS (C) -- 1.5%

FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 1.5%
   CIT Group
        1.682%, 04/08/04                     9,938           9,968
   United Health Group
        1.329%, 11/11/03                     7,575           7,583
                                                       -----------
Total Corporate Obligations
   (Cost $17,551)                                           17,551
                                                       -----------

COMMERCIAL PAPER (C) -- 6.5%

FINANCIAL SERVICES/SPECIAL PURPOSE ENTITY -- 6.5%
   Amsterdam Funding
        1.203%, 08/19/03                     9,090           9,065
   Aquinas Funding
        1.234%, 08/25/03                     9,090           9,063
   Compass Securitization
        1.261%, 06/18/03                     9,102           9,096
   Galleon Capital
        1.261%, 06/13/03                     3,872           3,870
   Hannover Funding
        1.281%, 06/19/03                     7,284           7,278
   Mitten
        1.334%, 08/15/03                    10,605          10,575
   Park Granada
        1.282%, 07/15/03                     3,783           3,777
        1.273%, 08/15/03                     2,970           2,962
        1.273%, 08/15/03                     2,858           2,851
   Scaldis Capital
        1.261%, 06/17/03                     9,090           9,084
   Tannehill Capital
        1.217%, 11/14/03                     9,090           9,039
                                                       -----------
Total Commercial Paper
   (Cost $76,660)                                           76,660
                                                       -----------

--------------------------------------------------------------------------------
                                      Face Amount     Market Value
Description                          ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 11.5%
   Morgan Stanley Dean Witter (E)
     1.280%, dated 05/30/03, to be
     repurchased on 06/02/03,
     repurchase price $6,718,132
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $6,853,889)                 $    6,717     $     6,717
   State Street Bank
     0.500%, dated 05/30/03, to be
     repurchased on 06/02/03,
     repurchase price $5,359,223
     (collateralized by U.S. Government
     Treasury obligations, total market
     value: $5,480,775)                      5,359           5,359
   UBS Paine Webber (C)
     1.360%, dated 05/30/03, to be
     repurchased on 06/02/03,
     repurchase price $122,385,541
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $124,819,413)                  122,372         122,372
                                                       -----------
Total Repurchase Agreements
   (Cost $134,448)                                         134,448
                                                       -----------
Total Investments -- 117.4%
   (Cost $1,443,127)                                     1,380,269
                                                       -----------

OTHER ASSETS AND LIABILITIES -- (17.4%)

Payable upon Return on Securities Loaned                  (216,583)
Investment Advisory Fees Payable                              (396)
Other Assets and Liabilities                                12,807
                                                       -----------
Total Other Assets and Liabilities, Net                   (204,172)
                                                       -----------

--------------------------------------------------------------------------------
78            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             Value
                                                      ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 151,580,817 outstanding
   shares of beneficial interest                       $ 1,596,207
Undistributed net investment income                         12,863
Accumulated net realized loss on investments              (371,604)
Net unrealized depreciation on investments                 (62,858)
Net unrealized appreciation on futures contracts             1,456
Net unrealized appreciation on foreign currencies
   and translation of other assets and liabilities
   denominated in foreign currencies                            33
                                                       -----------
Total Net Assets -- 100.0%                             $ 1,176,097
                                                       ===========

Net Assets Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,176,096,856 / 151,580,817 shares)                     $7.76
                                                             =====

*    Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts. Rate shown is effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at May 31, 2003 (see Note 11). The total value of securities on loan at May 31, 2003 was $205,157,961.
(C) These securities were purchased with cash collateral received from securities lending. The total value of such securities as of May 31, 2003 was $216,582,633 (See Note 11).
(D) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(E)  Tri-Party Repurchase Agreement.
ADR -- American Depository Receipt
Cl -- Class
CV -- Convertible
GDR -- Global Depositary Receipt
NY -- New York
SEK -- Swedish Krona
JPY -- Japanese Yen
CHF -- Swiss Franc

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            79

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES ($ Thousands)

May 31, 2003

--------------------------------------------------------------------------------------------------------------
                                                                                                   CORE FIXED
                                                                                                  INCOME FUND
--------------------------------------------------------------------------------------------------------------

ASSETS:
   Investments at value (Cost $3,256,684)                                                          $3,361,655
   Cash                                                                                                   418
   Receivable for investment securities sold                                                          159,289
   Receivable for capital shares sold                                                                   8,021
   Interest receivable                                                                                 17,602
   Variation margin receivable                                                                             87
   Other assets                                                                                           435
--------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                     3,547,507
--------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payable upon return on securities loaned                                                           424,987
   Payable for investment securities purchased                                                        689,954
   Income distribution payable                                                                            180
   Options written, at fair value (premiums received $(706))                                              583
   Investment advisory fees payable                                                                       319
   Accrued expenses payable                                                                               116
--------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                1,116,139
--------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                   $2,431,368
==============================================================================================================

NET ASSETS:
   Paid-in-Capital -- Class A
     (unlimited authorization -- no par value)
     based on 229,060,596 outstanding shares
     of beneficial interest                                                                        $2,320,575
   Accumulated net realized gain on investments and options                                             9,107
   Net unrealized appreciation on investments and options                                             105,094
   Net unrealized depreciation on futures                                                              (3,408)
--------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                   $2,431,368
==============================================================================================================
Net Asset Value, Offering and Redemption Price Per Share ($2,431,368,243 / 229,060,596 shares)         $10.61
==============================================================================================================


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
80            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended May 31, 2003

--------------------------------------------------------------------------------------------------------------------------------
                                                LARGE CAP    LARGE CAP    LARGE CAP                  CORE FIXED  INTERNATIONAL
                                   LARGE CAP        VALUE       GROWTH        INDEX    SMALL CAP         INCOME         EQUITY
                                        FUND         FUND         FUND         FUND         FUND           FUND           FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                       $  43,551     $   8,790    $  2,739       $1,193     $  9,866       $     --      $  26,516
   Interest Income                     1,728          172          259            9        1,642        114,799            296
   Securities Lending Income -- Net      429           49           44           --          398            407            592
   Less: Foreign Taxes Withheld         (106)          (8)         (18)          --           (8)            --         (2,727)
--------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income            45,602        9,003        3,024        1,202       11,898        115,206         24,677
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees           11,040        1,289        1,354          110        6,370          6,949          5,525
   Administrator Fees                  1,380          184          169           32          490          1,158            547
   Custodian/Wire Agent Fees             346           46           42            7          121            250          1,219
   Professional Fees                      76           10           10            1           24             64             29
   Printing Fees                          67            9            8            1           19             55             25
   Registration Fees                      51           11           14            1            8              5             10
   Trustee Fees                           29            4            4           --           10             26             12
   Shareholder Service Fees(1)            78           --           --           --           33             --             --
   Administrative Services Fees(1)        40           --           --           --           17             --             --
   Litigation Fees (see Note 2)           --           --           --           --           --             12             --
   Other Expenses                         36            9            4            6           13            164             32
--------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                     13,143        1,562        1,605          158        7,105          8,683          7,399
--------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Investment Advisory Fees         (4,448)        (347)        (488)          --       (1,234)        (3,343)        (1,603)
     Administrator Fees               (1,380)        (184)        (169)         (32)        (490)        (1,158)          (547)
--------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                        7,315        1,031          948          126        5,381          4,182          5,249
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                 38,287        7,972        2,076        1,076        6,517        111,024         19,428
================================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from:
     Investments                    (146,948)     (11,160)     (41,713)        (103)     (53,676)        78,630        (83,909)
     Futures Contracts               (15,865)      (1,844)      (2,406)         (79)      (9,120)       (25,287)       (13,339)
     Option Contracts                     --           --           --           --           --          6,051             --
     Foreign Currency Transactions        --           --           --           --           --             --            781
   Net Change in Unrealized Appreciation
     (Depreciation) on:
     Investments                    (117,703)     (31,515)      14,613        2,582      (10,477)        77,083        (94,102)
     Futures Contracts                 2,289        1,462          582          110        9,671         (1,203)         2,242
     Options Contracts                    --           --           --           --           --           (167)            --
     Foreign Currencies and Translation
      of Other Assets and Liabilities
      Denominated in Foreign
      Currencies                          --           --           --           --           --             --            173
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                 $(239,940)    $(35,085)    $(26,848)      $3,586     $(57,085)      $246,131      $(168,726)
================================================================================================================================
Amounts designated as "--" are zero or have been rounded to zero.

(1) Fees are incurred at the Class T level only.



The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            81

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS)

For the years ended May 31,

-------------------------------------------------------------------------------------------------------------------------------
                                                                              LARGE CAP                     LARGE CAP
                                                LARGE CAP FUND               VALUE FUND                    GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
                                              2003         2002            2003         2002           2003          2002
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                   $   38,287   $   32,286       $  7,972     $  6,049       $  2,076      $    812
   Net Realized Gain (Loss) from Investments,
     Option and Futures Contracts            (162,813)    (301,653)(2)    (13,004)      (3,113)       (44,119)      (66,450)
   Net Realized Gain on Foreign Currency
     Transactions                                  --           --             --           --             --            --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Options
     and Futures Contracts                   (115,414)    (210,604)       (30,053)     (18,566)        15,195        (1,626)
   Net Change in Unrealized Appreciation on
     Foreign Currencies, and Translation of
     Other Assets and Liabilities Denominated
     in Foreign Currency                           --           --             --           --             --            --
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets from Operations              (239,940)    (479,971)       (35,085)     (15,630)       (26,848)      (67,264)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
   Net Investment Income
     Class A                                  (36,780)     (33,138)        (7,624)      (6,001)        (1,902)         (764)
     Class T                                     (291)        (349)            --           --             --            --
   Net Realized Gains
     Class A                                       --           --             --       (1,568)            --            --
-------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                        (37,071)     (33,487)        (7,624)      (7,569)        (1,902)         (764)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
     Proceeds from Shares Issued              939,652(3)   784,013(3)      91,448(3)   107,007(3)     191,494(3)    105,419(3)
     Reinvestment of Distributions             36,109       32,908          7,565        7,556          1,901           763
     Cost of Shares Redeemed                 (635,288)    (817,001)(4)    (60,193)     (35,848)       (45,428)      (33,513)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                340,473          (80)        38,820       78,715        147,967        72,669
-------------------------------------------------------------------------------------------------------------------------------
   CLASS T: (5)
     Proceeds from Shares Issued               93,448      143,120             --           --             --            --
     Reinvestment of Distributions                281          343             --           --             --            --
     Cost of Shares Redeemed                  (86,650)    (143,463)            --           --             --            --
-------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class T Transactions                  7,079           --             --           --             --            --
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions          347,552          (80)        38,820       78,715        147,967        72,669
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets       70,541     (513,538)        (3,889)      55,516        119,217         4,641
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                      2,938,135    3,451,673        406,494      350,978        257,196       252,555
-------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                           $3,008,676   $2,938,135       $402,605     $406,494       $376,413      $257,196
===============================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                                     LARGE CAP                                                     CORE FIXED
                                                   INDEX FUND(6)                  SMALL CAP FUND                   INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
                                              2003            2002            2003             2002          2003            2002
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                     $ 1,076        $    82       $    6,517      $    6,121     $  111,024      $  124,956
   Net Realized Gain (Loss) from Investments,
     Option and Futures Contracts               (182)           (32)         (62,796)        (21,301)        59,394          37,547
   Net Realized Gain on Foreign Currency
     Transactions                                 --             --               --              --             --              --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Options
     and Futures Contracts                     2,692         (2,634)            (806)        (21,887)        75,713         (19,517)
   Net Change in Unrealized Appreciation on
     Foreign Currencies, and Translation of
     Other Assets and Liabilities Denominated
     in Foreign Currency                          --             --               --              --             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets from Operations                3,586         (2,584)         (57,085)        (37,067)       246,131         142,986
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
   Net Investment Income
     Class A                                    (856)            --           (6,167)         (6,159)      (110,978)       (124,683)
     Class T                                      --             --              (66)            (59)            --              --
   Net Realized Gains
     Class A                                      --             --               --          (2,733)       (56,542)        (57,087)
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                          (856)            --           (6,233)         (8,951)      (167,520)       (181,770)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
     Proceeds from Shares Issued             108,721(3)      42,830(3)       263,244(3)      459,447(3)     478,744         642,991
     Reinvestment of Distributions               856             --            5,905           8,534        164,569         181,052
     Cost of Shares Redeemed                  (9,458)          (483)        (117,098)       (177,042)      (645,137)       (562,152)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions               100,119         42,347          152,051         290,939         (1,824)        261,891
------------------------------------------------------------------------------------------------------------------------------------
   CLASS T: (5)
     Proceeds from Shares Issued                  --             --           40,279          57,343             --              --
     Reinvestment of Distributions                --             --               64              57             --              --
     Cost of Shares Redeemed                      --             --          (37,154)        (57,400)            --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class T Transactions                    --             --            3,189              --             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions          100,119        42,347          155,240         290,939         (1,824)        261,891
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets      102,849        39,763           91,922         244,921         76,787         223,107
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                         39,763            --        1,102,199         857,278      2,354,581       2,131,474
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                             $142,612       $39,763       $1,194,121      $1,102,199     $2,431,368      $2,354,581
====================================================================================================================================

----------------------------------------------------------------------------
                                                        INTERNATIONAL
                                                         EQUITY FUND
---------------------------------------------------------------------------
                                                  2003            2002
---------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                       $   19,428      $   14,914
   Net Realized Gain (Loss) from Investments,
     Option and Futures Contracts                 (97,248)       (197,981)
   Net Realized Gain on Foreign Currency
     Transactions                                     781             347
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Options
     and Futures Contracts                        (91,860)         75,637
   Net Change in Unrealized Appreciation on
     Foreign Currencies, and Translation of
     Other Assets and Liabilities Denominated
     in Foreign Currency                              173             328
----------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets from Operations                  (168,726)       (106,755)
----------------------------------------------------------------------------
DISTRIBUTIONS FROM:
   Net Investment Income
     Class A                                      (17,101)        (12,930)
     Class T                                           --              --
   Net Realized Gains
     Class A                                           --              --
----------------------------------------------------------------------------
   Total Distributions                            (17,101)        (12,930)
----------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
     Proceeds from Shares Issued                  278,477         390,654
     Reinvestment of Distributions                 16,900          12,769
     Cost of Shares Redeemed                     (192,861)       (215,160)
----------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                    102,516         188,263
----------------------------------------------------------------------------
   CLASS T: (5)
     Proceeds from Shares Issued                       --              --
     Reinvestment of Distributions                     --              --
     Cost of Shares Redeemed                           --              --
----------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class T Transactions                         --              --
----------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions              102,516         188,263
----------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets          (83,311)         68,578
----------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                          1,259,408       1,190,830
----------------------------------------------------------------------------
   END OF PERIOD                               $1,176,097      $1,259,408
============================================================================

Amounts designated as "--" are zero or have been rounded to zero.
(1)  See Note 5 in the Notes to Financial Statements for additional information.
(2)  Includes realized loss of $16,871 due to in-kind redemption (see note 10).
(3) Includes subscriptions as a result of in-kind transfers of securities (see note 10).
(4) Includes redemptions as a result of in-kind transfers of securities (see note 10).
(5) Large Cap Fund Class T commenced operations December 13, 2002. Small Cap Fund Class T commenced operations November 26, 2002.
(6)  The Large Cap Index Fund commenced operations April 1, 2002.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
82,83         SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For the periods ended May 31,
For a share outstanding throughout each period

--------------------------------------------------------------------------------------------------------------------------------

                                       Net Realized
                                                and                  Distributions
               Net Asset                 Unrealized  Distributions            from
                  Value,         Net          Gains       from Net        Realized       Net Asset                Net Assets
               Beginning  Investment       (Losses)     Investment         Capital      Value, End      Total  End of Period
               of Period      Income  on Securities         Income           Gains       of Period     Return+   ($Thousands)
--------------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
Class A
   2003(6)        $13.82      $0.16       $(1.41)          $(0.16)         $    --         $12.41      (8.98)%   $3,008,463
   2002            16.31       0.15        (2.48)           (0.16)              --          13.82     (14.36)     2,938,135
   2001            19.48       0.17        (2.35)           (0.17)           (0.82)         16.31     (11.54)     3,451,673
   2000            18.82       0.20         1.48            (0.19)           (0.83)         19.48       9.10      3,184,226
   1999            16.35       0.20         2.88            (0.20)           (0.41)         18.82      19.40      1,669,945
Class T
   2003(1)(6)     $11.43      $0.04        $1.02           $(0.04)         $    --         $12.45       9.28%    $      213

LARGE CAP VALUE FUND
Class A
   2003           $10.46      $0.18       $(1.19)          $(0.18)         $    --         $ 9.27      (9.53)%   $  402,605
   2002            11.20       0.17        (0.68)           (0.18)           (0.05)         10.46      (4.58)       406,494
   2001            10.38       0.19         0.84            (0.20)           (0.01)         11.20      10.04        350,978
   2000(2)         10.00       0.06         0.34            (0.02)              --          10.38       4.00        218,548

LARGE CAP GROWTH FUND
Class A
   2003           $ 5.25      $0.03       $(0.52)          $(0.02)         $    --         $ 4.74      (9.20)%   $  376,413
   2002             6.95       0.02        (1.70)           (0.02)              --           5.25     (24.23)       257,196
   2001             9.96       0.03        (3.01)           (0.03)              --           6.95     (30.08)       252,555
   2000(3)         10.00       0.01        (0.04)           (0.01)              --           9.96      (0.24)       232,400

LARGE CAP INDEX FUND
Class A
   2003           $ 9.34      $0.11       $(0.85)(7)       $(0.11)         $    --         $ 8.49      (7.79)%   $  142,612
   2002(4)         10.00       0.02        (0.68)             --                --           9.34      (6.60)        39,763

SMALL CAP FUND
Class A
   2003(6)        $12.53      $0.07       $(0.94)          $(0.06)         $    --         $11.60      (6.83)%   $1,193,935
   2002            13.02       0.06        (0.45)           (0.07)           (0.03)         12.53      (2.99)     1,102,199
   2001            13.66       0.08         0.96            (0.09)           (1.59)         13.02       8.39        857,278
   2000            11.35       0.09         2.30            (0.08)              --          13.66      21.06        774,284
   1999            13.12       0.03        (0.89)           (0.04)           (0.87)         11.35      (5.81)       338,839

Class T(5)(6)
   2003           $10.47      $0.01        $1.11           $(0.02)         $    --         $11.57      10.69%        $  186

CORE FIXED INCOME FUND
Class A
   2003           $10.27      $0.50       $ 0.60           $(0.50)          $(0.26)        $10.61      11.10%    $2,431,368
   2002            10.49       0.54         0.06            (0.54)           (0.28)         10.27       6.43      2,354,581
   2001             9.82       0.66         0.67            (0.66)              --          10.49      13.92      2,131,474
   2000            10.22       0.61        (0.40)           (0.61)              --           9.82       2.07      1,999,815
   1999            10.57       0.62        (0.18)           (0.63)           (0.16)         10.22       4.15      1,046,367

INTERNATIONAL EQUITY FUND
Class A
   2003           $ 9.21      $0.13       $(1.46)          $(0.12)         $    --         $ 7.76     (14.43)%   $1,176,097
   2002            10.34       0.11        (1.14)           (0.10)              --           9.21      (9.93)     1,259,408
   2001            13.61       0.17        (2.56)           (0.16)           (0.72)         10.34     (18.21)     1,190,830
   2000            11.58       0.24         2.40            (0.14)           (0.47)         13.61      22.82      1,186,706
   1999            11.35       0.10         0.65            (0.17)           (0.35)         11.58       6.93        690,389


------------------------------------------------------------------------------------------
                                                             Ratio of Net
                                                Ratio of       Investment
                               Ratio of Net     Expenses    Income (Loss)
               Ratio of Net      Investment   to Average       to Average
                   Expenses          Income   Net Assets       Net Assets       Portfolio
                 to Average      to Average    Excluding       (Excluding        Turnover
                 Net Assets      Net Assets     Waivers)         Waivers)            Rate
------------------------------------------------------------------------------------------
LARGE CAP FUND
Class A
   2003(6)          0.26%            1.39%       0.47%             1.18%             51%
   2002             0.26             1.03        0.47              0.82              65
   2001             0.26             0.98        0.48              0.76             107
   2000             0.26             1.12        0.48              0.90              64
   1999             0.26             1.16        0.48              0.94              60
Class T
   2003(1)(6)       0.81%            0.66%       1.02%             0.45%             51%

LARGE CAP VALUE FUND
Class A
   2003             0.28%            2.17%       0.42%             2.03%             42%
   2002             0.28             1.70        0.44              1.54              34
   2001             0.28             1.86        0.46              1.68             104
   2000(2)          0.28             2.47        0.46              2.29              21

LARGE CAP GROWTH FUND
Class A
   2003             0.28%            0.61%       0.47%             0.42%             60%
   2002             0.28             0.32        0.47              0.13              71
   2001             0.28             0.31        0.50              0.09             107
   2000(3)          0.28             0.58        0.51              0.35              13

LARGE CAP INDEX FUND
Class A
   2003             0.20%            1.67%       0.25%             1.62%             12%
   2002(4)          0.20             1.30        0.39              1.11               1

SMALL CAP FUND
Class A
   2003(6)          0.54%            0.67%       0.72%             0.49%             97%
   2002             0.54             0.54        0.71              0.37             115
   2001             0.54             0.63        0.73              0.44             154
   2000             0.53             0.73        0.73              0.53             159
   1999             0.54             0.33        0.73              0.14             154

Class T(5)(6)
   2003             1.09%            0.10%       1.27%            (0.08)%            97%

CORE FIXED INCOME FUND
Class A
   2003             0.18%            4.79%       0.37%             4.60%            436%
   2002             0.18             5.67        0.36              5.49             365
   2001             0.18             6.47        0.37              6.28             399
   2000             0.18             6.20        0.40              5.98             383
   1999             0.18             5.81        0.41              5.58             393

INTERNATIONAL EQUITY FUND
Class A
   2003             0.48%            1.85%       0.68%             1.65%             58%
   2002             0.48             1.30        0.66              1.12              84
   2001             0.48             1.68        0.67              1.49              71
   2000             0.43             1.08        0.64              0.87              74
   1999             0.43             1.40        0.66              1.17              82

+ Returns are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(1) Commenced operations on December 13, 2002. All ratios for the period have been annualized.
(2) Commenced operations on January 31, 2000. All ratios for the period have been annualized.
(3) Commenced operations on February 28, 2000. All ratios for the period have been annualized.
(4) Commenced operations on April 1, 2002. All ratios for the period have been annualized.
(5) Commenced operations on November 26, 2002. All ratios for the period have been annualized.
(6)  Per share data calculated using average shares method.
(7) The amount shown for the year ended May 31, 2003 for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
84            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

SEI Institutional Investments Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company currently offering seven Funds; The Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Small Cap, Core Fixed Income, and International Equity Funds (each a "Fund", collectively, the "Funds") are each diversified Funds. The Trust is registered to offer Class A shares of the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Small Cap, Core Fixed Income, and International Equity Funds, and Class T shares of Large Cap and Small Cap Funds. The Fund's prospectus provides a description of each Fund's investment objectives, policies, and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities in the International Equity Fund are valued based on quotations from the primary market in which they are traded. Debt obligations are valued at the most recently quoted bid price. Subject to the foregoing, other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Administrator and the Investment Adviser (see note 3) of the Trust ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

COMPENSATING BALANCES -- Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Small Cap and Core Fixed Income Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with Wachovia Bank NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with Wachovia Bank NA on the following day.

DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets. The Core Fixed Income Fund will bear the cost of litigation expenses over and above the expense cap established by SEI Investments Management Corporations ("SIMC") for the Fund.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            85

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

The International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

The International Equity Fund reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FUTURES CONTRACTS -- Each of the Funds utilized futures contracts during the year ended May 31, 2003. The Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Small Cap, and International Equity Funds' investment in index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform.

The following Funds had Long (Short) futures contracts open as of May 31, 2003:

---------------------------------------------------------------------
                     Number     Contract                Unrealized
Contract                 of        Value                Gain (Loss)
Description       Contracts  ($Thousands)  Expiration  ($Thousands)
---------------------------------------------------------------------

LARGE CAP FUND
S&P 500 Composite
   Index                 67      15,489     06/20/03     $    647
                                                         --------
LARGE CAP VALUE FUND
S&P 500 Composite
   Index                 43       9,542     06/20/03          814
                                                         --------
LARGE CAP GROWTH FUND
S&P 500 Composite
   Index                 30       6,928     06/20/03          297
                                                         --------
LARGE CAP INDEX FUND
S&P 500 Index E-Mini      7         315     06/20/03           22
S&P 500 Composite
   Index                  2         401     06/20/03           81
                                                         --------
                                                              103
                                                         --------

---------------------------------------------------------------------
                     Number     Contract                Unrealized
Contract                 of        Value                Gain (Loss)
Description       Contracts  ($Thousands)  Expiration  ($Thousands)
---------------------------------------------------------------------

SMALL CAP FUND
Russell 2000
   Index               298      56,771     06/19/03      $  8,947
                                                         --------
CORE FIXED INCOME FUND
90 Day Euro$          (257)    (63,354)    03/15/04           (93)
U.S. 10 Year Agency
   Note               (283)    (33,410)    09/20/03          (108)
U.S. 10 Year Agency
   Note                190      22,505     06/30/03           117
U.S. 10 Year Agency
   Note               (290)    (33,374)    06/22/03        (1,154)
U.S. 10 Year Agency
   Note               (137)    (16,160)    09/22/03           (66)
U.S. 10 Year Agency
   Note                101      11,342     06/21/03           476
U.S. 10 Year Agency
   Note               (176)    (20,476)    06/21/03          (479)
U.S. 5 Year Note      (130)    (14,758)    06/23/03          (381)
U.S. 5 Year Note      (587)    (67,679)    09/21/03          (229)
U.S. 5 Year Note      (620)    (70,773)    06/20/03        (1,428)
U.S. Long
   Treasury Bond       (59)     (7,044)    06/21/03           (65)
U.S. Long
   Treasury Bond         4         480     06/21/03             2
                                                         --------
                                                           (3,408)
                                                         --------

INTERNATIONAL EQUITY FUND
DJ Euro Stoxx          313       7,214     06/20/03           546
FTSE 100 Index         104       6,178     06/24/03           450
Hang Seng Index          7         728     06/27/03             1
SPI 200 Index           33       1,441     06/20/03            49
Topix Index             73       4,756     06/17/03           410
                                                         --------
                                                            1,456
                                                         --------

OPTION WRITING/PURCHASING -- The Core Fixed Income Fund invests in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Small Cap, and International Equity Funds may also invest in financial options contracts. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

--------------------------------------------------------------------------------
86            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

DELAYED DELIVERY TRANSACTIONS -- The Core Fixed Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

STRUCTURED NOTES AND INDEXED NOTES -- The Core Fixed Income Fund may invest in structured notes that make interest and principal payments based upon the performance of specified assets or indices. Structured notes include mortgage-backed securities such as pass-through certificates, collateralized mortgage obligations and interest- and principal-only components of mortgage-backed securities. The Core Fixed Income Fund may also invest in indexed notes whose values are linked either directly or inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices, or instruments to which they refer, but any loss is limited to the amount of the original investment.

RESTRICTED SECURITIES -- Certain of the Funds' investments are restricted as to resale. The table below shows the number of shares held, the acquisition date, cost, market value, value per share of such securities and percentage of net assets which the securities comprise as of May 31, 2003:

--------------------------------------------------------------------
                              Number     Acquisition
                           of Shares            Date        Cost
--------------------------------------------------------------------
CORE FIXED INCOME FUND
Duty Free International    6,500,000         7/10/02    $6,520,326
Dryden Investor Trust      3,924,821         7/17/98     3,924,821


--------------------------------------------------------------------
                        Market Value       Value per Percentage of
                         at 05/31/03           Share    Net Assets
--------------------------------------------------------------------
CORE FIXED INCOME FUND
Duty Free International   $3,250,000           $0.50        0.13%
Dryden Invester Trust      4,277,663            1.09        0.18

ILLIQUID SECURITIES -- Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index and the Small Cap Funds; declared daily and paid monthly for the Core Fixed Income Fund; and declared and paid at least annually for the International Equity Fund.

OTHER -- Security transactions are recorded on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

3. ADMINISTRATOR, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS

The Trust and SEI Investments Fund Management (the "Administrator"), are parties to an Amended and Restated Administration and Transfer Agency Agreement dated September 16, 2002 under which the Administrator provides administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. Prior to September 16, 2002, the Administrator was a party to separate agreements with the Funds dated March 1, 1995, to provide the same services for the same fees as under the current agreement. The Administrator has agreed to waive all or a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by the Administrator.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            87

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a distribution agreement dated June 14, 1996 pursuant to which the Distributor provides distribution-related services to the Trust. The Distributor is not currently entitled to any fee for performing these services.

The Trust has also adopted a shareholder service plan and agreement (the "Service Plan") and an administrative services plan and agreement (the "Administrative Service Plan") for the Class T shares of the Funds.

Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: (i) maintaining client accounts; (ii) arranging for bank wires; (iii) responding to client inquiries concerning services provided by the Distributor or any other service provider; (iv) assisting clients in changing dividend options, account designations and addresses; and (v) responding to client inquiries concerning their investments in Class T shares of the Funds. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties. Under the Service Plan, the Distributor is entitled to a fee, calculated daily and paid monthly as a percentage of average daily net assets attributable to Class T Shares, of up to 0.25% annually.

Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: (i) providing sub-accounting with respect to Class T shares beneficially owned by clients; (ii) providing information periodically to clients showing their positions in Class T shares; (iii) forwarding shareholder communications from the Trust; (iv) processing purchase, exchange and redemption requests from clients and placing such orders with the Fund or its service providers; (v) processing dividend payments; and (vi) providing such other similar services as the Funds may reasonably request, to the extent the service provider is permitted to do so under applicable laws or regulations. Under the Administrative Service Plan, the Distributor is entitled to a fee, calculated daily and paid monthly, as a percentage of average daily net assets attributable to Class T Shares, of up to 0.30% annually.

SEI Investments Management Corporation serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, at an annual rate of 0.40% of the Large Cap and Large Cap Growth Fund's average daily net assets, at an annual rate of 0.35% of the Large Cap Value Fund's average daily net assets, at an annual rate of 0.17% of the Large Cap Index Fund's average daily net assets, at an annual rate of 0.65% of the Small Cap Fund's average daily net assets, at an annual rate of 0.30% of the Core Fixed Income Fund's average daily net assets and at an annual rate of 0.505% of the International Equity Fund's average daily net assets. SIMC has agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by SIMC.

SIMC has entered into investment sub-advisory agreements with the following parties:

------------------------------------------------------------------------
                                                      Currently Managing
                                           Date of     a Portion of Fund
Investment Sub-Adviser                   Agreement                 (Y/N)
------------------------------------------------------------------------
LARGE CAP FUND
Aronson & Johnson & Ortiz                 07/01/03                     Y
Franklin Portfolio Associates             07/01/03                     Y
Goldman Sachs Asset Management            01/24/03                     Y
LSV Asset Management L.P.                 06/14/96                     Y
McKinley Capital Management, L.P.         06/26/02                     Y
Montag & Caldwell Inc.                    03/12/02                     Y
Peregrine Capital Management              12/07/00                     Y
Sanford C. Bernstein & Co. LLC            10/02/00                     Y
Transamerica Investment Management, LLC   09/17/01                     Y

LARGE CAP VALUE FUND
Aronson & Johnson & Ortiz                 07/01/03                     Y
Franklin Portfolio Associates             07/01/03                     Y
LSV Asset Management                      06/22/99                     Y
Sanford C. Bernstein & Co. LLC            10/02/00                     Y

LARGE CAP GROWTH FUND
Goldman Sachs Asset Management            01/24/03                     Y
McKinley Capital Management, Inc.         06/26/02                     Y
Montag & Caldwell Inc.                    03/12/02                     Y
Peregrine Capital Management              12/07/00                     Y
Transamerica Investment Management, LLC0  09/17/01                     Y

LARGE CAP INDEX FUND
Barclays Global Fund Advisors             03/19/02                     Y

--------------------------------------------------------------------------------
88            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------


------------------------------------------------------------------------
                                                      Currently Managing
                                           Date of     a Portion of Fund
Investment Sub-Adviser                   Agreement                 (Y/N)
------------------------------------------------------------------------
SMALL CAP FUND
Artisan Partners Limited Partnership      03/26/99                     Y
Blackrock Advisors, Inc.                  07/01/03                     Y
David J. Greene and Company, LLC          08/14/01                     Y
Delaware Management Business Trust        07/01/03                     Y
Lee Munder Investment Ltd.                12/09/02                     Y
LSV Asset Management L.P.                 05/01/97                     Y
Martingale Asset Management, L.P.         12/09/02                     Y
Mazama Capital Management, Inc.           12/13/99                     Y
McKinley Capital Management Inc.          09/20/00                     Y
RS Investment Management, L.P.            09/30/98                     Y
Security Capital Research and
   Management                             05/14/02                     Y
Wellington Management Company             03/14/02                     Y

CORE FIXED INCOME FUND
BlackRock Financial Management, Inc.      06/14/96                     Y
Metropolitan West Asset Management, LLC   06/26/02                     Y
Western Asset Management Company          06/14/96                     Y

INTERNATIONAL EQUITY FUND
Alliance Capital Management               07/01/03                     Y
Capital Guardian Trust Company            06/29/98                     Y
Fisher Investments, Inc.                  07/01/03                     Y
McKinley Capital Management               07/01/03                     Y
Morgan Stanley Investment
   Management Inc.                        10/01/01                     Y

4. TRANSACTIONS WITH AFFILIATES

The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the year ended May 31, 2003 are as follows ($ Thousands):

Large Cap Fund                                           $1,427
Large Cap Value Fund                                         71
Large Cap Growth Fund                                       287
Small Cap Fund                                              255
International Equity Fund                                   411
                                                         ------
                                                         $2,451
                                                         ======

For the year ended May 31, 2003, the Funds paid commissions to affiliated broker-dealers as follows:

Large Cap Fund                                         $559,600
Large Cap Value Fund                                     61,668
Large Cap Growth Fund                                   129,488
Small Cap Fund                                           38,198
International Equity Fund                               206,781
                                                       --------
                                                       $995,735
                                                       ========

Certain officers and/or trustees of the Trust are also officers of the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator.

The Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the year ended May 31, 2003 are as follows:

Large Cap Fund                                         $ 53,369
Large Cap Value Fund                                      5,045
Large Cap Growth Fund                                     7,759
Large Cap Index Fund                                        176
Small Cap Fund                                           31,618
Core Fixed Income Fund                                  132,760
International Equity Fund                                12,743
                                                       --------
                                                       $243,470
                                                       ========

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Large Cap Value and Small Cap Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the year ended May 31, 2003 are as follows:

Large Cap Fund                                         $347,229
Large Cap Value Fund                                     93,962
Small Cap Fund                                          602,313
                                                     ----------
                                                     $1,043,504
                                                     ==========

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            89

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

5. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the year ended May 31,

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 LARGE CAP                LARGE CAP                LARGE CAP
                                      LARGE CAP FUND             VALUE FUND               GROWTH FUND             INDEX FUND(4)
-----------------------------------------------------------------------------------------------------------------------------------
                                    2003          2002         2003        2002          2003       2002         2003       2002
-----------------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                 81,686(1)    55,000(1)     10,403(1)  10,184(1)     40,193(1)  17,918(1)    13,647(1)   4,306(1)
     Reinvestment of Cash
     Distributions                  3,168        2,253           890        723           438        131          111         --
     Shares Redeemed              (55,000)     (56,254)(2)    (6,741)    (3,379)      (10,184)    (5,420)      (1,216)       (51)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions      29,854          999         4,552      7,528        30,447     12,629       12,542      4,255
-----------------------------------------------------------------------------------------------------------------------------------
   Class T:(3)
     Shares Issued                  8,046        9,748            --         --            --         --           --         --
     Reinvestment of Cash
     Distributions                     25           23            --         --            --         --           --         --
     Shares Redeemed               (8,054)      (9,771)           --         --            --         --           --         --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class T Transactions          17           --            --         --            --         --           --         --
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Capital Shares  29,871          999         4,552      7,528        30,447     12,629       12,542      4,255
===================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------
                                                                               CORE FIXED                 INTERNATIONAL
                                                SMALL CAP FUND                 INCOME FUND                 EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
                                               2003         2002            2003        2002           2003           2002
----------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                            25,762(1)     35,619(1)     43,610        61,416         37,489        44,019
     Reinvestment of Cash Distributions          582           689        15,929        17,397          2,275         1,473
     Shares Redeemed                         (11,354)      (14,169)      (59,670)      (52,868)       (24,946)      (23,927)
----------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                 14,990        22,139          (131)       25,945         14,818        21,565
----------------------------------------------------------------------------------------------------------------------------
   Class T:(3)
     Shares Issued                             3,934         4,596            --           --              --            --
     Reinvestment of Cash Distributions            6             4            --           --              --            --
     Shares Redeemed                          (3,924)       (4,600)           --           --              --            --
----------------------------------------------------------------------------------------------------------------------------
   Total Class T Transactions                     16            --            --           --              --            --
----------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares  15,006        22,139          (131)       25,945         14,818        21,565
============================================================================================================================

(1)Includes subscriptions as a result of in-kind transfers of securities (see note 10).
(2)Includes redemptions as a result of in-kind transfers of securities
   (see note 10).
(3)Large Cap Fund Class T commenced operations December 13, 2002. Small Cap Fund Class T commenced operations November 26, 2002.
(4)The Large Cap Index Fund commenced operations April 1, 2002.

--------------------------------------------------------------------------------
90            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

6. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities other than temporary cash investments during the year ended May 31, 2003, are as follows:

----------------------------------------------------------------
                       U.S. Gov't         Other          Total
                     ($Thousands)   ($Thousands)   ($Thousands)
----------------------------------------------------------------
LARGE CAP FUND
Purchases              $       --    $1,765,040     $1,765,040
Sales                          --     1,348,065      1,348,065

LARGE CAP VALUE FUND
Purchases                      --       191,823        191,823
Sales                          --       153,246        153,246

LARGE CAP GROWTH FUND
Purchases                      --       339,703        339,703
Sales                          --       189,870        189,870

LARGE CAP INDEX FUND
Purchases                      --       108,002        108,002
Sales                          --         8,423          8,423

SMALL CAP FUND
Purchases                      --       993,200        993,200
Sales                          --       901,987        901,987

CORE FIXED INCOME FUND
Purchases               8,609,402       991,510      9,600,912
Sales                   8,899,097       994,545      9,893,642

INTERNATIONAL EQUITY FUND
Purchases                      --       719,295        719,295
Sales                          --       618,579        618,579

7. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes, reclassification of long term capital gain distributions on Real Estate Investment Trust securities, and to gains on passive foreign investment companies and certain foreign currency related transactions, have been reclassified to/from the following accounts as of May 31, 2003:

--------------------------------------------------------------------
                                Undistributed     Accumulated
                               Net Investment        Realized
                                Income (Loss)     Gain (Loss)
                                ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------
Large Cap Fund                        $ (131)          $ 131
Large Cap Value Fund                     (35)             35
Large Cap Index Fund                      (3)              3
Small Cap Fund                          (350)            350
Core Fixed Income Fund                  (265)            265
International Equity Fund              1,094          (1,094)

The tax character of dividends and distributions paid during the last two years were as follows:

-----------------------------------------------------------------------
                               Ordinary      Long-term
                                 Income   Capital Gain           Total
                          ($ Thousands)  ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------
Large Cap Fund        2003    $ 37,071        $--            $ 37,071
                      2002      33,487         --              33,487

Large Cap Value Fund  2003       7,624         --               7,624
                      2002       7,569         --               7,569

Large Cap Growth
   Fund               2003       1,902         --               1,902
                      2002         764         --                 764
Large Cap Index
   Fund               2003         856         --                 856
                      2002          --         --                  --

Small Cap Fund        2003       6,233         --               6,233
                      2002       6,223      2,728               8,951

Core Fixed
   Income Fund        2003     139,496     28,024             167,520
                      2002     168,332     13,708             182,040

International Equity
   Fund               2003      17,101         --              17,101
                      2002      12,930         --              12,930

As of May 31, 2003, the components of Distributable Earnings/ (Accumulated Losses) were as follows:

-----------------------------------------------------------------------------------------------------------
                        Undistributed    Undistributed          Capital            Post-     Unrealized
                             Ordinary        Long-Term             Loss          October   Appreciation
                               Income     Capital Gain    Carryforwards           Losses  (Depreciation)
                        ($ Thousands)    ($ Thousands)    ($ Thousands)    ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------------------------------
Large Cap Fund             $ 6,449         $     --         $(542,364)         $(58,867)    $(148,858)
Large Cap Value Fund         1,353               --           (12,703)           (1,995)      (22,820)
Large Cap Growth
   Fund                        359               --          (137,351)          (23,906)      (24,714)
Large Cap Index Fund           459               11                --                --          (324)
Small Cap Fund                 324               --           (71,613)           (1,955)       26,006
Core Fixed
   Income Fund              28,215               --                --           (21,813)      104,391
International Equity
   Fund                     13,050               --          (266,786)          (70,629)      (95,745)

Post-October losses represent losses realized on investment transactions from November 1, 2002 through May 31, 2003 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            91

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------
                                                                                        Total
                                                                                 Capital Loss
                        Expires        Expires       Expires         Expires     Carryforward
                           2011           2010          2009            2008          5/31/03
                   ($ Thousands) ($ Thousands) ($ Thousands)   ($ Thousands)     ($ Thousands)
-----------------------------------------------------------------------------------------------
Large Cap Fund        $305,268      $237,096         $ --           $--            $542,364
Large Cap
   Value Fund           11,594         1,109           --            --              12,703
Large Cap
   Growth Fund          68,049        56,503       12,799            --             137,351
Small Cap Fund          49,842        21,771           --            --              71,613
International
   Equity Fund          93,799       169,317        3,670            --             266,786

For Federal income tax purposes, the cost of securities owned at May 31, 2003, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at May 31, 2003, were as follows:

-----------------------------------------------------------------------------------------------
                                                                                         Net
                                                                                  Unrealized
                             Federal       Appreciated       Depreciated        Appreciation
                            Tax Cost        Securities        Securities      (Depreciation)
                       ($ Thousands)     ($ Thousands)     ($ Thousands)       ($ Thousands)
-----------------------------------------------------------------------------------------------
Large Cap Fund            $3,363,595         $301,242        $(450,100)          $(148,858)
Large Cap Value Fund         443,989           37,215          (60,035)            (22,820)
Large Cap Growth Fund        439,744           29,141          (53,855)            (24,714)
Large Cap Index Fund         142,758            8,615           (8,939)               (324)
Small Cap Fund             1,318,085          181,978         (155,972)             26,006
Core Fixed Income Fund     3,257,264          132,393          (28,002)            104,391
International Equity Fund  1,477,316           74,426         (171,473)            (97,047)

8. CONCENTRATION OF RISKS

The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

9. WRITTEN OPTIONS TRANSACTIONS

Written options transactions entered into during the year ended May 31, 2003 are summarized as follows:

--------------------------------------------------------------------
CORE FIXED INCOME FUND
--------------------------------------------------------------------
                                                         Premium
                                   # of Contracts    ($Thousands)
--------------------------------------------------------------------
Balance at the beginning of period          1,181         $ 1,100
Written                                28,729,696           8,949
Expired                               (28,723,300)         (2,992)
Exercised                                      --              --
Closing Buys                               (6,863)         (6,351)
--------------------------------------------------------------------
Balance at end of period                      714         $   706
--------------------------------------------------------------------

10. IN-KIND TRANSFERS OF SECURITIES

During the year ended May 31, 2003, the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index and Small Cap Funds issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

---------------------------------------------------------------
                                     Shares
                                     Issued        Value
---------------------------------------------------------------
Large Cap Fund
      08/06/02                      2,675,093   $29,586,527
      08/12/02                        822,167     9,512,477
      08/19/02                         54,642       666,636
      11/01/02                        249,839     2,905,632
      11/22/02                        189,149     2,264,115
      11/26/02                        344,651     4,035,864

Large Cap Value Fund
      06/06/02                      1,305,341    13,183,944

Large Cap Growth Fund
      06/07/02                     15,944,664    80,839,446
      01/29/03                        608,332     2,591,494

Large Cap Index Fund
      11/26/02                      4,269,924    34,116,692
      04/29/03                      2,958,134    23,783,399
      05/22/03                      2,140,017    17,548,137

Small Cap Fund
      03/07/03                         68,485       635,539


--------------------------------------------------------------------------------
92            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------


During the year ended May 31, 2002, the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index and Small Cap Funds issued (redeemed) shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

--------------------------------------------------------------
                   Shares Issued
                       (Redeemed)        Value    Gain (Loss)
--------------------------------------------------------------
Large Cap Fund
      11/26/01        (6,776,772) $(100,160,684) $(16,871,419)
      02/04/02           320,006      4,611,283            --
      02/22/02            72,772      1,002,072            --
      05/30/02           143,645      1,983,739            --
      05/31/02           117,925      1,629,724            --

Large Cap Value Fund
      11/07/01            87,039        881,701            --
      01/03/02            47,559        497,470            --
      02/20/02           166,078      1,662,442            --

Large Cap Growth Fund
      11/07/01            21,406        124,581            --
      01/03/02           588,293      3,606,239            --
      02/20/02           117,465        648,406            --

Large Cap Index Fund
      04/02/02         3,857,142     38,571,422            --

Small Cap Fund
      06/18/01         1,881,265     24,400,003            --
      07/16/01           557,030      7,319,378            --

11. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            93

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)


Set forth below are the names, dates of birth, position with the SEI Institutional Investment Funds (the "Trust"), length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling [1-800-342-5734].

----------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                       NUMBER OF
                                      OFFICE                                       PORTFOLIOS
                                        AND                 PRINCIPAL                IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)              COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST              OVERSEEN              HELD BY
    AND AGE           TRUSTS          SERVED(1)            FIVE YEARS              BY TRUSTEE(2)          TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher     Chairman       since 1995       Currently performs various        66          Trustee of The Advisors' Inner
One Freedom           of the                         services on behalf of SEI                     Circle Fund, The Arbor Fund,
Valley Drive,        Board of                        Investments Company for                       Bishop Street Funds, and The
Oaks, PA 19456       Trustees*                       which Mr. Nesher is                           Expedition Funds.
56 yrs. old                                          compensated.
----------------------------------------------------------------------------------------------------------------------------------
William M. Doran     Trustee*       since 1995       Partner, Morgan, Lewis &          66          Trustee of The Advisors' Inner
1701 Market Street                                   Bockius LLP(law firm),                        Circle Fund, The Arbor Fund,
Philadelphia, PA                                     counsel to the Trusts, SEI                    and The Expedition Funds;
19103                                                Investments Company, the                      Director of SEI Investments
63 yrs. old                                          Adviser, the Administrator                    since 1974.
                                                     and the Distributor.
----------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
F. Wendell Gooch      Trustee       since 1995       President, Orange County          66          Trustee of STI Classic Funds
One Freedom                                          Publishing Co., Inc.; Publisher,              and STI Classic Variable Trust.
Valley Drive,                                        Paoli News and Paoli Republican;
Oaks, PA 19456                                       and Editor, Paoli Republican,
70 yrs. old                                          October 1981-January 1997.
                                                     President, H&W Distribution, Inc.,
                                                     since July 1984.
----------------------------------------------------------------------------------------------------------------------------------
James M. Storey       Trustee       since 1995       Retired, Partner, Dechert Price   66          Trustee of The Advisors' Inner
One Freedom                                          & Rhoads, September 1987-                     Circle Fund, The Arbor Fund,
Valley Drive,                                        December 1993.                                and The Expedition Funds.
Oaks, PA 19456
72 yrs. old
----------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.Trustee      since 1996       Chief Executive Officer, Newfound 66          Trustee of The Advisors' Inner
One Freedom                                          Consultants Inc. since April 1997.            Circle Fund, The Arbor Fund,
Valley Drive                                         Treasurer and Clerk, Peak Asset               and The Expedition Funds;
Oaks, PA 19456                                       Management, Inc., since 1991.                 Trustee, Navigator Securities
60 yrs. old                                                                                        Lending Trust, since 1995.
----------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco    Trustee       since 1999       Director of Pennsylvania Office   66          Director, Sonoco, Inc.; Director,
One Freedom                                          of Health Care Reform since 2003.             PECO Energy; Director, Radian,
Valley Drive                                         Principal, Grecoventures (consulting          Inc.; Trustee, Pennsylvania
Oaks, PA 19456                                       firm) since August 1997. President,           Real Estate Investment Trust;
57 yrs. old                                          Corestates Financial Corp., 1991-1997;        Director, Cardone Industries,
                                                     Chief Executive Officer and President,        Inc.; Director, Genuardi
                                                     Corestates Bank, N.A., 1991-1997.             Markets, Inc.; and Director,
                                                                                                   PRWT Comserve, Inc.
----------------------------------------------------------------------------------------------------------------------------------

*  MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED" PERSONS OF THE
   TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH THE
   TRUSTS' DISTRIBUTOR.
1  EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND
   QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED
   IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2  THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME
   TRUST, SEI INDEX FUNDS, SEIINSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL
   TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI INSURANCE PRODUCTS TRUST, SEI LIQUID ASSET TRUST
   AND SEI TAX EXEMPT TRUST.


--------------------------------------------------------------------------------
94            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                          NUMBER OF
                                      OFFICE                                           PORTFOLIOS
                                        AND                 PRINCIPAL                    IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                  COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                  OVERSEEN              HELD BY
    AND AGE           TRUSTS          SERVED(1)            FIVE YEARS                 BY TRUSTEE              TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward D. Loughlin   President      since 1995       Executive Vice President and               N/A                 N/A
One Freedom            & CEO                         President - Asset Management
Valley Drive,                                        Division of SEI Investments since
Oaks, PA 19456                                       1993. Executive Vice President of
52 yrs. old                                          the Adviser and the Administrator
                                                     since 1994. Senior Vice President
                                                     of the Distributor, 1986-1991; Vice
                                                     President of the Distributor, 1981-1986.
----------------------------------------------------------------------------------------------------------------------------------
James R. Foggo   CFO & Controller   since 1998       Vice President and Assistant Secretary     N/A                 N/A
One Freedom                                          of SEI Investments since January 1998.
Valley Drive                                         Vice President and Secretary of the
Oaks, PA 19456                                       Adviser, Administrator and Distributor
38 yrs. old                                          since May 1999. Associate, Paul, Weiss,
                                                     Rifkind, Wharton & Garrison (law firm),
                                                     1998. Associate, Baker & McKenzie
                                                     (law firm), 1995-1998. Associate, Battle
                                                     Fowler L.L.P. (law firm), 1993-1995.
----------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto       Vice         since 1999       Employed by SEI Investments since          N/A                 N/A
One Freedom          President                       October 1999. Vice President and
Valley Drive            and                          Assistant Secretary of the Adviser,
Oaks, PA 19456       Secretary                       Administrator and Distributor since
35 yrs. old                                          December 1999. Associate, Dechert
                                                     Price & Rhoads (law firm), 1997-1999.
                                                     Associate, Richter, Miller & Finn (law
                                                     firm), 1993-1997.
----------------------------------------------------------------------------------------------------------------------------------
Todd B. Cipperman      Vice         since 1995       Senior Vice President and General           N/A                 N/A
One Freedom          President                       Counsel of SEI Investments; Senior
Valley Drive            and                          Vice President, General Counsel and
Oaks, PA 19456       Secretary                       Secretary of the Adviser, the
37 yrs. old                                          Administrator and the Distributor
                                                     since 2000.  Vice President
                                                     and Assistant  Secretary of SEI
                                                     Investments, the Adviser, the
                                                     Administrator and the Distributor,
                                                     1995-2000. Associate, Dewey Ballantine
                                                     (law  firm), 1994-1995.
----------------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis       Vice         since 1998       Vice President and Assistant Secretary      N/A                 N/A
One Freedom          President                       of SEI Investments, the Adviser, the
Valley Drive            and                          Administrator and the Distributor since
Oaks, PA 19456       Assistant                       1998. Assistant General Counsel and
38 yrs. old          Secretary                       Director of Arbitration, Philadelphia
                                                     Stock Exchange, 1989-1998.
----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            95

--------------------------------------------------------------------------------


TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)

----------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                              NUMBER OF
                                      OFFICE                                              PORTFOLIOS
                                        AND                 PRINCIPAL                       IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                    COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                     OVERSEEN              HELD BY
    AND AGE           TRUSTS          SERVED(1)            FIVE YEARS                    BY TRUSTEE(2)           TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Christine M.           Vice         since 1999       Employed by SEI Investments since          N/A                 N/A
McCullough           President                       November 1, 1999. Vice President
One Freedom             and                          and Assistant Secretary of the Adviser,
Valley Drive         Assistant                       the Administrator and the Distributor
Oaks, PA 19456       Secretary                       since December 1999. Associate at
42 yrs. old                                          White and Williams LLP, 1991-1999.
                                                     Associate at Montgomery, McCracken,
                                                     Walker & Rhoads, 1990-1991.
----------------------------------------------------------------------------------------------------------------------------------
Sherry Kajdan          Vice         since 2001       Vice President and Assistant Secretary     N/A                 N/A
Vetterlein           President                       of SEI Investments Mutual Funds
One Freedom             and                          Services since January 2001.
Valley Drive         Assistant                       Shareholder/Partner, Buchanan
Oaks, PA 19456       Secretary                       Ingersoll Professional Corporation
40 yrs. old                                          (1992-2000).
----------------------------------------------------------------------------------------------------------------------------------
William E.             Vice          since 2001      Vice President and Assistant Secretary     N/A                 N/A
Zitelli, Jr.         President                       of the Administrator and Distributor
One Freedom             and                          since August 2000. Vice President,
Valley Drive         Assistant                       Merrill Lynch & Co. Asset Management
Oaks, PA 19456       Secretary                       Group (1998-2000). Associate at
34 yrs. old                                          Pepper Hamilton LLP (1997-1998).
                                                     Associate at Reboul, MacMurray, Hewitt,
                                                     Maynard & Kristol (1994-1997).
----------------------------------------------------------------------------------------------------------------------------------
Robert S. Ludwig       Vice         since 1985       Employed by SEI Investments since 1985.    N/A                 N/A
One Freedom          President                       Senior Vice President and Chief Investment
Valley Drive            and                          Officer of SEIAsset Management Group
Oaks, PA 19456       Assistant                       since 1995. Manager of Product
53 yrs. old          Secretary                       Development for SEI's institutional
                                                     mutual funds and repurchase trading desk
                                                     from 1985-1995. Held various product
                                                     management and development positions at
                                                     Chase Econometrics and Interactive Data
                                                     Corporation from 1974-1985.
----------------------------------------------------------------------------------------------------------------------------------
John C. Munch          Vice         since 2002       Vice President and Assistant Secretary     N/A                 N/A
One Freedom          President                       of the Administrator and Distributor
Valley Drive            and                          since November 2001. Associate,
Oaks, PA 19456       Assistant                       Howard, Rice, Nemorvoski, Canady,
32 yrs. old          Secretary                       Falk & Rabkin (law firm), 1998-2001.
                                                     Associate, Seward & Kissel LLP (law firm),
                                                     1996-1998.
----------------------------------------------------------------------------------------------------------------------------------

1  EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND
   QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED
   IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2  THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME
   TRUST, SEI INDEX FUNDS, SEIINSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL
   TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI INSURANCE PRODUCTS TRUST, SEI LIQUID ASSET TRUST
   AND SEI TAX EXEMPT TRUST.

--------------------------------------------------------------------------------
96            SEI Institutional Investments Trust / Annual Report / May 31, 2003

--------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders who do not have a May 31, 2003, taxable year end, this notice is for informational purposes only. For shareholders with a May 31, 2003, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended May 31, 2003, the Funds of the SEI Institutional Investments Trust are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

                                  (A)                  (B)                                      (C)
                               LONG TERM            QUALIFIED            15% RATE            ORDINARY
                             CAPITAL GAINS         5-YEAR GAIN           LONG-TERM            INCOME               TOTAL
                             DISTRIBUTIONS        DISTRIBUTIONS        CAPITAL GAIN        DISTRIBUTIONS       DISTRIBUTIONS
PORTFOLIO                     (TAX BASIS)          (TAX BASIS)         DISTRIBUTION         (TAX BASIS)        (TAX BASIS)
Large Cap Fund                     0%                   0%                   0%                100%                100%
Large Cap Value Fund               0%                   0%                   0%                100%                100%
Large Cap Growth Fund              0%                   0%                   0%                100%                100%
Large Cap Index Fund               0%                   0%                   0%                100%                100%
Small Cap Fund                     0%                   0%                   0%                100%                100%
Core Fixed Income Fund            17%                   0%                   0%                 83%                100%
International Equity Fund          0%                   0%                   0%                100%                100%

                                  (D)
                               DIVIDENDS
                              QUALIFYING           QUALIFYING
                             FOR CORPORATE       DIVIDEND INCOME           (E)                  (F)
                            DIVIDENDS REC.        (15% TAX RATE         TAX-EXEMPT            FOREIGN
PORTFOLIO                   DEDUCTION (1)         FOR QDI) (2)           INTEREST          TAX CREDIT(3)
Large Cap Fund                   100%                 100%                   0%                  0%
Large Cap Value Fund              99%                 100%                   0%                  0%
Large Cap Growth Fund            100%                 100%                   0%                  0%
Large Cap Index Fund              93%                 100%                   0%                  0%
Small Cap Fund                    99%                 100%                   0%                  0%
Core Fixed Income Fund             0%                   0%                   0%                  0%
International Equity Fund          0%                 100%                   0%                 14%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions". It is the intention of each of the aforementioned funds to designate the maximum amount permitted by the law.

(3)Foreign tax credit pass thru represents the amount eligible for the foreign tax credit and is reflected as a percentage of "Ordinary Income Distributions".

Items (A), (B) and (C) are based on the percentage of each fund's total distribution.

Items (D) and (F) are based on the percentage of ordinary income distributions of each fund.

Item (E) is based on the percentage of gross income of each fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2003            97

--------------------------------------------------------------------------------
NOTES

--------------------------------------------------------------------------------
NOTES

--------------------------------------------------------------------------------
NOTES

--------------------------------------------------------------------------------
SEI INSTITUTIONAL INVESTMENTS TRUST ANNUAL REPORT MAY 31, 2003


Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

F. Wendell Gooch

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco


OFFICERS

Edward D. Loughlin

PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo

CONTROLLER AND CHIEF FINANCIAL OFFICER

Lydia Gavalis

VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch

VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman

VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig

VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto

VICE PRESIDENT, SECRETARY

Sherry Kajdan

VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli

VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough

VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant

SECRETARY

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Fund Management

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI

(1 800 342 5734)

[GRAPHIC OMITTED]

SEI INVESTMENTS



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-140 (7/03)

ITEM 2.  CODE OF ETHICS.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  (RESERVED)

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        SEI Institutional Investments Trust


By (Signature and Title)*           /s/ Edward D Loughlin
                                    ----------------------
                                    Edward D. Loughlin, President & CEO
Date 07/22/2003





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*            /s/ Edward D. Loughlin
                                     ----------------------
                                     Edward D. Loughlin, President & CEO
Date 07/22/2003


By (Signature and Title)*            /s/ James R. Foggo
                                     -------------------
                                     James R. Foggo, Controller and CFO


Date 07/22/2003
* Print the name and title of each signing officer under his or her signature.